UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 4/30/2026

Date of reporting period: 10/31/2025

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.
iShares Dow Jones U.S. ETF

IYY |NYSE Arca

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares Dow Jones U.S. ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Dow Jones U.S. ETF	$11	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$2,724,420,126
Number of Portfolio Holdings...
972
Portfolio Turnover Rate...
2%

What did the Fund invest in?

(as of October 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
35.1%
Financials...
13.0
Consumer Discretionary...
10.6
Communication Services...
9.7
Health Care...
9.0
Industrials...
9.0
Consumer Staples...
4.5
Energy...
2.8
Utilities...
2.3
Real Estate...
2.0
Materials...
2.0
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
7.8%
Apple, Inc...
6.3
Microsoft Corp...
6.1
Amazon.com, Inc...
3.7
Broadcom, Inc...
2.7
Alphabet, Inc., Class A...
2.6
Meta Platforms, Inc., Class A...
2.2
Alphabet, Inc., Class C, NVS...
2.1
Tesla, Inc...
2.0
Berkshire Hathaway, Inc., Class B...
1.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Dow Jones U.S. ETF

Semi-Annual Shareholder Report — October 31, 2025

IYY-10/25-SAR

iShares ESG MSCI KLD 400 ETF

DSI |NYSE Arca

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares ESG MSCI KLD 400 ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG MSCI KLD 400 ETF	$14	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$5,058,559,911
Number of Portfolio Holdings...
404
Portfolio Turnover Rate...
1%

What did the Fund invest in?

(as of October 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
41.7%
Financials...
11.2
Communication Services...
11.1
Consumer Discretionary...
9.2
Industrials...
8.2
Health Care...
7.3
Consumer Staples...
4.4
Real Estate...
2.5
Materials...
2.3
Energy...
1.2
Utilities...
0.9
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
15.4%
Microsoft Corp...
11.4
Alphabet, Inc., Class A...
5.1
Alphabet, Inc., Class C, NVS...
4.3
Tesla, Inc...
4.1
Visa, Inc., Class A...
1.8
Mastercard, Inc., Class A...
1.5
Oracle Corp...
1.4
Advanced Micro Devices, Inc...
1.3
AbbVie, Inc...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG MSCI KLD 400 ETF

Semi-Annual Shareholder Report — October 31, 2025

DSI-10/25-SAR

iShares ESG Optimized MSCI USA ETF

SUSA |NYSE Arca

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares ESG Optimized MSCI USA ETF (the “Fund”) (formerly known as iShares MSCI USA ESG Select ETF) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Optimized MSCI USA ETF	$14	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$3,688,817,831
Number of Portfolio Holdings...
189
Portfolio Turnover Rate...
9%

What did the Fund invest in?

(as of October 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
39.1%
Industrials...
11.0
Financials...
10.9
Health Care...
9.5
Consumer Discretionary...
7.6
Communication Services...
7.4
Consumer Staples...
5.1
Energy...
3.0
Materials...
2.7
Real Estate...
2.7
Utilities...
1.0
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
8.5%
Microsoft Corp...
5.8
Apple, Inc...
5.5
Broadcom, Inc...
2.8
Alphabet, Inc., Class C, NVS...
2.5
Alphabet, Inc., Class A...
2.2
Tesla, Inc...
2.2
Home Depot, Inc. (The)...
1.4
Eli Lilly & Co...
1.3
Morgan Stanley...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Optimized MSCI USA ETF

Semi-Annual Shareholder Report — October 31, 2025

SUSA-10/25-SAR

iShares U.S. Basic Materials ETF

IYM |NYSE Arca

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares U.S. Basic Materials ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Basic Materials ETF	$20	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$498,619,358
Number of Portfolio Holdings...
40
Portfolio Turnover Rate...
17%

What did the Fund invest in?

(as of October 31, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Chemicals...
46.5%
Metals & Mining...
37.0
Containers & Packaging...
4.8
Machinery...
4.7
Trading Companies & Distributors...
3.7
Aerospace & Defense...
3.3
Security	Percent of Total InvestmentsFootnote Reference(a)
Linde PLC...
20.1%
Newmont Corp...
9.5
Ecolab, Inc...
7.0
Freeport-McMoRan, Inc...
6.6
Air Products and Chemicals, Inc...
3.9
Fastenal Co...
3.7
Nucor Corp...
3.6
Anglogold Ashanti PLC...
3.6
Steel Dynamics, Inc...
3.4
International Paper Co...
2.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Basic Materials ETF

Semi-Annual Shareholder Report — October 31, 2025

IYM-10/25-SAR

iShares U.S. Consumer Discretionary ETF

IYC |NYSE Arca

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares U.S. Consumer Discretionary ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Consumer Discretionary ETF	$20	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$1,779,261,413
Number of Portfolio Holdings...
172
Portfolio Turnover Rate...
9%

What did the Fund invest in?

(as of October 31, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Consumer Discretionary Distribution & Retail...
32.5%
Consumer Services...
18.2
Media & Entertainment...
15.0
Automobiles & Components...
12.0
Consumer Staples Distribution & Retail...
9.8
Consumer Durables & Apparel...
5.9
Transportation...
4.8
Commercial & Professional Services...
1.2
Household & Personal Products...
0.5
Capital Goods...
0.1
Security	Percent of Total InvestmentsFootnote Reference(a)
Amazon.com, Inc...
14.7%
Tesla, Inc...
9.2
Walmart, Inc...
4.3
Home Depot, Inc. (The)...
4.1
Netflix, Inc...
4.1
Costco Wholesale Corp...
4.1
McDonald's Corp...
3.4
Walt Disney Co. (The)...
3.2
Uber Technologies, Inc...
3.1
Booking Holdings, Inc...
2.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Consumer Discretionary ETF

Semi-Annual Shareholder Report — October 31, 2025

IYC-10/25-SAR

iShares U.S. Consumer Staples ETF

IYK |NYSE Arca

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares U.S. Consumer Staples ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Consumer Staples ETF	$18	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$1,265,502,969
Number of Portfolio Holdings...
58
Portfolio Turnover Rate...
5%

What did the Fund invest in?

(as of October 31, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Food, Beverage & Tobacco...
55.7%
Household & Personal Products...
23.3
Health Care Equipment & Services...
11.9
Consumer Staples Distribution & Retail...
7.0
Materials...
2.1
Security	Percent of Total InvestmentsFootnote Reference(a)
Procter & Gamble Co. (The)...
15.1%
Coca-Cola Co. (The)...
11.6
Philip Morris International, Inc...
9.7
PepsiCo, Inc...
8.7
McKesson Corp...
4.5
CVS Health Corp...
4.3
Altria Group, Inc...
4.0
Mondelez International, Inc., Class A...
3.4
Cencora, Inc...
3.1
Colgate-Palmolive Co...
2.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Consumer Staples ETF

Semi-Annual Shareholder Report — October 31, 2025

IYK-10/25-SAR

iShares U.S. Energy ETF

IYE |NYSE Arca

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares U.S. Energy ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Energy ETF	$20	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$1,114,594,474
Number of Portfolio Holdings...
41
Portfolio Turnover Rate...
5%

What did the Fund invest in?

(as of October 31, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Oil, Gas & Consumable Fuels...
89.0%
Energy Equipment & Services...
9.2
Semiconductors & Semiconductor Equipment...
1.8
Security	Percent of Total InvestmentsFootnote Reference(a)
Exxon Mobil Corp...
23.0%
Chevron Corp...
16.1
ConocoPhillips...
6.1
Williams Companies, Inc. (The)...
4.5
Marathon Petroleum Corp...
3.7
EOG Resources, Inc...
3.6
Phillips 66...
3.4
SLB Ltd...
3.3
Valero Energy Corp...
3.2
Kinder Morgan, Inc...
3.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Energy ETF

Semi-Annual Shareholder Report — October 31, 2025

IYE-10/25-SAR

iShares U.S. Financial Services ETF

IYG |NYSE Arca

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares U.S. Financial Services ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Financial Services ETF	$20	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$1,902,568,904
Number of Portfolio Holdings...
104
Portfolio Turnover Rate...
2%

What did the Fund invest in?

(as of October 31, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Financial Services...
67.5%
Banks...
32.5
Security	Percent of Total InvestmentsFootnote Reference(a)
Berkshire Hathaway, Inc., Class B...
12.9%
JPMorgan Chase & Co...
12.6
Visa, Inc., Class A...
8.5
Mastercard, Inc., Class A...
6.7
Bank of America Corp...
5.4
Wells Fargo & Co...
4.1
Goldman Sachs Group, Inc. (The)...
3.5
Morgan Stanley...
2.9
American Express Co...
2.9
Citigroup, Inc...
2.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Financial Services ETF

Semi-Annual Shareholder Report — October 31, 2025

IYG-10/25-SAR

iShares U.S. Financials ETF

IYF |NYSE Arca

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares U.S. Financials ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Financials ETF	$20	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$4,056,082,169
Number of Portfolio Holdings...
144
Portfolio Turnover Rate...
6%

What did the Fund invest in?

(as of October 31, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Financial Services...
49.1%
Banks...
32.0
Insurance...
18.4
Commercial & Professional Services...
0.4
Software & Services...
0.1
Security	Percent of Total InvestmentsFootnote Reference(a)
Berkshire Hathaway, Inc., Class B...
11.5%
JPMorgan Chase & Co...
11.3
Bank of America Corp...
4.6
Wells Fargo & Co...
4.1
Goldman Sachs Group, Inc. (The)...
3.8
Morgan Stanley...
3.1
Citigroup, Inc...
3.0
BlackRock, Inc...
2.7
Charles Schwab Corp. (The)...
2.6
S&P Global, Inc...
2.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Financials ETF

Semi-Annual Shareholder Report — October 31, 2025

IYF-10/25-SAR

iShares U.S. Healthcare ETF

IYH |NYSE Arca

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares U.S. Healthcare ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Healthcare ETF	$19	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$3,032,771,803
Number of Portfolio Holdings...
106
Portfolio Turnover Rate...
2%

What did the Fund invest in?

(as of October 31, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Pharmaceuticals...
31.6%
Health Care Equipment & Supplies...
22.0
Biotechnology...
21.3
Health Care Providers & Services...
13.4
Life Sciences Tools & Services...
10.7
Health Care Technology...
1.0
Security	Percent of Total InvestmentsFootnote Reference(a)
Eli Lilly & Co...
12.7%
Johnson & Johnson...
8.4
AbbVie, Inc...
7.1
UnitedHealth Group, Inc...
5.7
Merck & Co., Inc...
4.0
Thermo Fisher Scientific, Inc...
3.9
Abbott Laboratories...
3.9
Intuitive Surgical, Inc...
3.5
Amgen, Inc...
3.0
Gilead Sciences, Inc...
2.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Healthcare ETF

Semi-Annual Shareholder Report — October 31, 2025

IYH-10/25-SAR

iShares U.S. Industrials ETF

IYJ |Cboe BZX Exchange

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares U.S. Industrials ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Industrials ETF	$20	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$1,744,552,355
Number of Portfolio Holdings...
202
Portfolio Turnover Rate...
2%

What did the Fund invest in?

(as of October 31, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Capital Goods...
54.1%
Financial Services...
22.3
Transportation...
7.0
Materials...
6.1
Commercial & Professional Services...
5.1
Software & Services...
2.8
Technology Hardware & Equipment...
1.6
Consumer Durables & Apparel...
0.4
Pharmaceuticals, Biotechnology & Life Sciences...
0.4
Semiconductors & Semiconductor Equipment...
0.1
OtherFootnote Reference(b)...
0.1
Security	Percent of Total InvestmentsFootnote Reference(a)
Visa, Inc., Class A...
7.8%
Mastercard, Inc., Class A...
6.1
General Electric Co...
4.4
Caterpillar, Inc...
3.6
RTX Corp...
3.2
American Express Co...
2.7
GE Vernova, Inc...
2.2
Accenture PLC, Class A...
2.1
Eaton Corp. PLC...
2.0
Boeing Co. (The)...
2.0
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Industrials ETF

Semi-Annual Shareholder Report — October 31, 2025

IYJ-10/25-SAR

iShares U.S. Technology ETF

IYW |NYSE Arca

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares U.S. Technology ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Technology ETF	$23	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$22,399,456,138
Number of Portfolio Holdings...
144
Portfolio Turnover Rate...
4%

What did the Fund invest in?

(as of October 31, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Semiconductors & Semiconductor Equipment...
34.9%
Software...
32.5
Technology Hardware, Storage & Peripherals...
16.1
Interactive Media & Services...
8.1
IT Services...
4.3
Electronic Equipment, Instruments & Components...
2.3
Hotels, Restaurants & Leisure...
0.6
Electrical Equipment...
0.5
Professional Services...
0.5
Financial Services...
0.1
OtherFootnote Reference(b)...
0.1
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
17.1%
Apple, Inc...
14.3
Microsoft Corp...
13.9
Broadcom, Inc...
3.4
Meta Platforms, Inc., Class A...
2.9
Palantir Technologies, Inc., Class A...
2.9
Advanced Micro Devices, Inc...
2.7
Alphabet, Inc., Class A...
2.6
Alphabet, Inc., Class C, NVS...
2.1
Oracle Corp...
2.0
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Technology ETF

Semi-Annual Shareholder Report — October 31, 2025

IYW-10/25-SAR

iShares U.S. Transportation ETF

IYT |Cboe BZX Exchange

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares U.S. Transportation ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Transportation ETF	$20	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$701,495,430
Number of Portfolio Holdings...
47
Portfolio Turnover Rate...
7%

What did the Fund invest in?

(as of October 31, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Ground Transportation...
64.0%
Air Freight & Logistics...
19.5
Passenger Airlines...
15.0
Marine Transportation...
1.5
Security	Percent of Total InvestmentsFootnote Reference(a)
Uber Technologies, Inc...
22.3%
Union Pacific Corp...
15.5
United Parcel Service, Inc., Class B...
7.7
FedEx Corp...
4.9
CSX Corp...
4.9
Norfolk Southern Corp...
4.5
Delta Air Lines, Inc...
4.1
Old Dominion Freight Line, Inc...
4.1
United Airlines Holdings, Inc...
3.8
CH Robinson Worldwide, Inc...
2.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Transportation ETF

Semi-Annual Shareholder Report — October 31, 2025

IYT-10/25-SAR

iShares U.S. Utilities ETF

IDU |NYSE Arca

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares U.S. Utilities ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Utilities ETF	$20	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$1,509,266,466
Number of Portfolio Holdings...
46
Portfolio Turnover Rate...
2%

What did the Fund invest in?

(as of October 31, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Electric Utilities...
58.4%
Multi-Utilities...
21.9
Commercial Services & Supplies...
8.1
Independent Power and Renewable Electricity Producers...
6.4
Gas Utilities...
2.9
Water Utilities...
2.3
Security	Percent of Total InvestmentsFootnote Reference(a)
NextEra Energy, Inc...
10.7%
Constellation Energy Corp...
7.5
Southern Co. (The)...
6.6
Duke Energy Corp...
6.2
Waste Management, Inc...
4.7
American Electric Power Co., Inc...
4.1
Vistra Corp...
4.1
Sempra...
3.8
Dominion Energy, Inc...
3.2
Xcel Energy, Inc...
3.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Utilities ETF

Semi-Annual Shareholder Report — October 31, 2025

IDU-10/25-SAR

iShares Global Clean Energy ETF

ICLN |NASDAQ

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares Global Clean Energy ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Clean Energy ETF	$24	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$1,954,060,955
Number of Portfolio Holdings...
107
Portfolio Turnover Rate...
25%

What did the Fund invest in?

(as of October 31, 2025)

Industry allocation

Geographic allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Renewable Electricity...
24.1%
Electric Utilities...
22.8
Heavy Electrical Equipment...
22.8
Electrical Components & Equipment...
13.4
Semiconductors...
11.4
Semiconductor Materials & Equipment...
3.2
Commodity Chemicals...
0.8
Oil & Gas Refining & Marketing...
0.7
Steel...
0.4
Independent Power Producers & Energy Traders...
0.3
Industrial Machinery & Supplies & Components...
0.1
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
37.9%
China...
13.2
Brazil...
8.4
Spain...
6.9
Denmark...
6.8
India...
6.3
Portugal...
4.9
Japan...
3.4
Canada...
3.0
Germany...
1.7
OtherFootnote Reference(b)...
7.5
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Global Clean Energy ETF

Semi-Annual Shareholder Report — October 31, 2025

ICLN-10/25-SAR

(b)     Not Applicable
Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments
              (a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
October 31, 2025
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares Dow Jones U.S. ETF | IYY | NYSE Arca
iShares ESG MSCI KLD 400 ETF | DSI | NYSE Arca
iShares ESG Optimized MSCI USA ETF | SUSA | NYSE Arca
iShares U.S. Basic Materials ETF | IYM | NYSE Arca
iShares U.S. Consumer Discretionary ETF | IYC | NYSE Arca
iShares U.S. Consumer Staples ETF | IYK | NYSE Arca
iShares U.S. Energy ETF | IYE | NYSE Arca
iShares U.S. Financial Services ETF | IYG | NYSE Arca
iShares U.S. Financials ETF | IYF | NYSE Arca
iShares U.S. Healthcare ETF | IYH | NYSE Arca
iShares U.S. Industrials ETF | IYJ | Cboe BZX Exchange
iShares U.S. Technology ETF | IYW | NYSE Arca
iShares U.S. Transportation ETF | IYT | Cboe BZX Exchange
iShares U.S. Utilities ETF | IDU | NYSE Arca

Table of Contents
Page

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .3%
AeroVironment, Inc.
(a) (b)
..................... 1,366 $ 505,297
ATI, Inc.
(a)
.............................. 6,117 605,400
Axon Enterprise, Inc.
(a)
..................... 3,371 2,468,347
Boeing Co. (The)
(a)
........................ 32,456 6,524,305
BWX Technologies, Inc. .................... 4,002 854,867
Carpenter Technology Corp.
(b)
................ 2,141 676,342
Curtiss-Wright Corp. ....................... 1,647 981,167
General Dynamics Corp. .................... 10,886 3,754,581
General Electric Co. ....................... 45,539 14,069,274
HEICO Corp. ........................... 1,689 536,714
HEICO Corp. , Class A ...................... 3,256 806,609
Hexcel Corp. ............................ 3,656 261,039
Howmet Aerospace, Inc. .................... 17,359 3,575,086
Huntington Ingalls Industries, Inc. .............. 1,721 554,197
L3Harris Technologies, Inc. .................. 8,060 2,330,146
Leonardo DRS, Inc. ....................... 3,314 121,160
Lockheed Martin Corp. ..................... 8,823 4,339,857
Northrop Grumman Corp. ................... 5,769 3,365,923
Rocket Lab Corp.
(a)
....................... 18,231 1,148,188
RTX Corp. ............................. 57,505 10,264,643
Textron, Inc. ............................ 7,746 625,954
TransDigm Group, Inc. ..................... 2,420 3,166,594
Woodward, Inc. .......................... 2,508 657,372
62,193,062
a
Air Freight & Logistics  —  0 .3%
CH Robinson Worldwide, Inc. ................ 5,006 770,874
Expeditors International of Washington, Inc. ....... 5,808 707,995
FedEx Corp. ............................ 9,320 2,365,602
GXO Logistics, Inc.
(a)
...................... 5,036 283,074
United Parcel Service, Inc. , Class B ............ 31,501 3,037,327
7,164,872
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 9,372 760,069
Autoliv, Inc. ............................. 3,182 371,658
BorgWarner, Inc. ......................... 9,207 395,533
Gentex Corp. ........................... 9,876 231,592
Lear Corp. ............................. 2,282 238,811
Mobileye Global, Inc. , Class A
(a)
............... 6,478 85,186
2,082,849
a
Automobiles  —  2 .2%
Ford Motor Co. .......................... 168,468 2,211,985
General Motors Co. ....................... 40,886 2,824,814
Lucid Group, Inc.
(a) (b)
....................... 4,863 86,318
Rivian Automotive, Inc. , Class A
(a) (b)
............. 35,288 478,858
Tesla, Inc.
(a)
............................. 120,507 55,018,676
Thor Industries, Inc. ....................... 2,330 243,135
60,863,786
a
Banks  —  3 .5%
Bank of America Corp. ..................... 292,637 15,641,448
Bank OZK ............................. 4,549 204,659
BOK Financial Corp. ....................... 965 100,920
Citigroup, Inc. ........................... 79,056 8,002,839
Citizens Financial Group, Inc. ................ 18,715 952,032
Comerica, Inc. ........................... 5,665 433,372
Commerce Bancshares, Inc. ................. 5,457 287,202
Cullen/Frost Bankers, Inc. ................... 2,721 335,064
East West Bancorp, Inc. .................... 5,844 593,750
Fifth Third Bancorp ....................... 28,504 1,186,336
First Citizens BancShares, Inc. , Class A .......... 450 821,169
Security Shares Value
a
Banks (continued)
First Financial Bankshares, Inc. ............... 5,384 $ 166,312
First Horizon Corp. ........................ 21,667 462,807
FNB Corp. ............................. 15,196 238,881
Glacier Bancorp, Inc. ...................... 4,828 197,224
Home BancShares, Inc. .................... 7,992 213,466
Huntington Bancshares, Inc. ................. 63,229 976,256
JPMorgan Chase & Co. .................... 118,085 36,738,605
KeyCorp ............................... 40,025 704,040
M&T Bank Corp. ......................... 6,711 1,233,952
Pinnacle Financial Partners, Inc. ............... 3,304 281,534
PNC Financial Services Group, Inc. (The) ........ 16,912 3,087,286
Popular, Inc. ............................ 3,012 335,748
Prosperity Bancshares, Inc. .................. 4,021 264,662
Regions Financial Corp. .................... 38,137 922,915
SOUTHSTATE BANK CORP. ................. 4,211 373,305
Synovus Financial Corp. .................... 6,268 279,804
Truist Financial Corp. ...................... 55,373 2,471,297
U.S. Bancorp ........................... 66,772 3,116,917
UMB Financial Corp. ...................... 3,135 335,069
United Bankshares, Inc. .................... 5,867 209,980
Valley National Bancorp .................... 20,094 218,422
Webster Financial Corp. .................... 7,113 405,726
Wells Fargo & Co. ........................ 137,568 11,964,289
Western Alliance Bancorp ................... 4,635 358,517
Wintrust Financial Corp. .................... 2,824 367,176
Zions Bancorp NA ........................ 6,303 328,449
94,811,430
a
Beverages  —  1 .0%
Brown-Forman Corp. , Class A ................ 2,325 63,054
Brown-Forman Corp. , Class B , NVS ............ 7,816 212,830
Celsius Holdings, Inc.
(a)
..................... 6,899 415,527
Coca-Cola Co. (The) ...................... 166,318 11,459,310
Coca-Cola Consolidated, Inc. ................. 2,560 333,773
Constellation Brands, Inc. , Class A ............. 6,131 805,491
Keurig Dr Pepper, Inc. ..................... 58,327 1,584,161
Molson Coors Beverage Co. , Class B ........... 7,549 330,042
Monster Beverage Corp.
(a)
................... 30,610 2,045,666
National Beverage Corp.
(a)
................... 1,029 35,264
PepsiCo, Inc. ........................... 58,794 8,589,215
Primo Brands Corp. , Class A ................. 10,908 239,649
26,113,982
a
Biotechnology  —  1 .8%
AbbVie, Inc. ............................ 75,863 16,541,169
Alkermes PLC
(a)
.......................... 7,103 218,062
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 5,614 2,560,209
Amgen, Inc. ............................ 23,189 6,920,293
Biogen, Inc.
(a)
........................... 6,289 970,204
BioMarin Pharmaceutical, Inc.
(a)
............... 8,109 434,399
CRISPR Therapeutics AG
(a) (b)
................. 3,670 234,843
Exact Sciences Corp.
(a) (b)
.................... 7,799 504,517
Exelixis, Inc.
(a)
........................... 11,583 447,915
Gilead Sciences, Inc. ...................... 53,285 6,383,010
Halozyme Therapeutics, Inc.
(a)
................ 5,322 346,941
Incyte Corp.
(a)
........................... 6,862 641,460
Insmed, Inc.
(a)
........................... 9,077 1,720,999
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 6,968 517,722
Moderna, Inc.
(a)
.......................... 14,390 390,832
Natera, Inc.
(a)
........................... 5,878 1,169,311
Neurocrine Biosciences, Inc.
(a)
................ 4,392 628,978
Regeneron Pharmaceuticals, Inc. .............. 4,375 2,851,625
Roivant Sciences Ltd.
(a)
..................... 18,747 374,753
Summit Therapeutics, Inc.
(a) (b)
................. 6,380 120,646

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Biotechnology (continued)
United Therapeutics Corp.
(a)
.................. 1,919 $ 854,780
Vaxcyte, Inc.
(a) (b)
.......................... 4,819 218,204
Vertex Pharmaceuticals, Inc.
(a)
................ 11,036 4,696,591
49,747,463
a
Broadline Retail  —  3 .9%
Amazon.com, Inc.
(a)
....................... 416,774 101,784,547
Coupang, Inc.
(a)
.......................... 57,926 1,851,894
eBay, Inc. .............................. 19,552 1,589,773
Etsy, Inc.
(a)
............................. 4,256 263,872
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 2,648 319,905
105,809,991
a
Building Products  —  0 .6%
A O Smith Corp. ......................... 5,060 333,909
Advanced Drainage Systems, Inc. ............. 2,968 415,668
Allegion PLC ............................ 3,788 627,937
Armstrong World Industries, Inc. ............... 1,950 371,339
Builders FirstSource, Inc.
(a)
.................. 4,757 552,621
Carlisle Companies, Inc. .................... 1,843 599,067
Carrier Global Corp. ....................... 34,225 2,036,045
Fortune Brands Innovations, Inc. .............. 5,269 267,665
Johnson Controls International PLC ............ 28,076 3,211,614
Lennox International, Inc. ................... 1,358 685,790
Masco Corp. ............................ 8,943 579,149
Owens Corning .......................... 3,537 450,295
Simpson Manufacturing Co., Inc. .............. 1,840 324,760
Trane Technologies PLC .................... 9,568 4,292,683
Trex Co., Inc.
(a)
.......................... 4,795 231,694
UFP Industries, Inc. ....................... 2,620 241,381
Zurn Elkay Water Solutions Corp. .............. 6,197 291,941
15,513,558
a
Capital Markets  —  3 .4%
Affiliated Managers Group, Inc. ............... 1,282 305,065
Ameriprise Financial, Inc. ................... 4,046 1,831,907
Ares Management Corp. , Class A .............. 8,698 1,293,480
Bank of New York Mellon Corp. (The) ........... 30,286 3,268,768
BlackRock, Inc.
(c)
......................... 6,185 6,697,180
Blackstone, Inc. .......................... 31,654 4,641,743
Blue Owl Capital, Inc. , Class A ................ 26,562 418,883
Carlyle Group, Inc. (The) .................... 11,184 596,331
Cboe Global Markets, Inc. ................... 4,475 1,099,239
Charles Schwab Corp. (The) ................. 73,230 6,921,700
CME Group, Inc. , Class A ................... 15,503 4,115,891
Coinbase Global, Inc. , Class A
(a)
............... 9,712 3,338,791
Evercore, Inc. , Class A ..................... 1,658 488,380
FactSet Research Systems, Inc. ............... 1,652 440,754
Franklin Resources, Inc. .................... 12,934 292,438
Galaxy Digital, Inc. , Class A
(a) (b)
............... 7,404 259,214
Goldman Sachs Group, Inc. (The) ............. 13,000 10,261,810
Hamilton Lane, Inc. , Class A ................. 1,869 212,991
Houlihan Lokey, Inc. , Class A ................. 2,291 410,272
Interactive Brokers Group, Inc. , Class A .......... 18,776 1,321,079
Intercontinental Exchange, Inc. ............... 24,575 3,595,077
Invesco Ltd. ............................ 19,337 458,287
Janus Henderson Group PLC ................ 5,630 245,243
Jefferies Financial Group, Inc. ................ 6,973 368,384
KKR & Co., Inc. .......................... 29,461 3,486,120
Lazard, Inc. ............................ 4,835 235,948
LPL Financial Holdings, Inc. .................. 3,468 1,308,511
MarketAxess Holdings, Inc. .................. 1,619 259,137
Moody's Corp. ........................... 6,626 3,182,468
Morgan Stanley .......................... 52,100 8,544,400
Morningstar, Inc. ......................... 1,024 217,395
Security Shares Value
a
Capital Markets (continued)
MSCI, Inc. ............................. 3,331 $ 1,960,460
Nasdaq, Inc. ............................ 19,466 1,664,148
Northern Trust Corp. ....................... 8,212 1,056,638
Raymond James Financial, Inc. ............... 7,620 1,209,065
Robinhood Markets, Inc. , Class A
(a)
............. 33,237 4,878,527
S&P Global, Inc. ......................... 13,420 6,538,358
SEI Investments Co. ....................... 4,257 343,157
State Street Corp. ........................ 12,260 1,417,992
Stifel Financial Corp. ...................... 4,287 507,709
T Rowe Price Group, Inc. ................... 9,600 984,288
TPG, Inc. , Class A ........................ 5,524 304,041
Tradeweb Markets, Inc. , Class A ............... 5,013 528,320
Virtu Financial, Inc. , Class A .................. 3,366 117,271
91,626,860
a
Chemicals  —  1 .0%
Air Products and Chemicals, Inc. .............. 9,551 2,316,977
Albemarle Corp. ......................... 5,048 495,865
Axalta Coating Systems Ltd.
(a)
................ 9,533 271,405
Celanese Corp. .......................... 4,692 180,361
CF Industries Holdings, Inc. .................. 6,974 580,865
Corteva, Inc. ............................ 29,376 1,804,861
Dow, Inc. .............................. 30,667 731,408
DuPont de Nemours, Inc. ................... 18,113 1,478,926
Eastman Chemical Co. ..................... 5,018 298,671
Ecolab, Inc. ............................ 10,876 2,788,606
Element Solutions, Inc. ..................... 9,815 262,257
FMC Corp. ............................. 5,435 82,449
International Flavors & Fragrances, Inc. .......... 11,004 692,922
Linde PLC ............................. 20,137 8,423,307
LyondellBasell Industries N.V. , Class A .......... 11,031 512,059
Mosaic Co. (The) ......................... 13,299 365,058
NewMarket Corp. ......................... 343 263,390
PPG Industries, Inc. ....................... 9,690 947,198
RPM International, Inc. ..................... 5,551 606,613
Sherwin-Williams Co. (The) .................. 9,895 3,413,181
Solstice Advanced Materials, Inc.
(a)
............. 6,816 307,208
Westlake Corp. .......................... 1,364 93,857
26,917,444
a
Commercial Services & Supplies  —  0 .5%
Cintas Corp. ............................ 14,710 2,695,902
Clean Harbors, Inc.
(a)
...................... 2,185 459,964
Copart, Inc.
(a)
........................... 37,643 1,619,025
MSA Safety, Inc. ......................... 1,563 245,438
RB Global, Inc. .......................... 8,019 795,645
Republic Services, Inc. ..................... 8,720 1,815,853
Rollins, Inc. ............................. 12,047 694,028
Tetra Tech, Inc. .......................... 11,610 371,288
Veralto Corp. ............................ 10,614 1,047,389
Waste Management, Inc. .................... 15,915 3,179,340
12,923,872
a
Communications Equipment  —  0 .9%
Arista Networks, Inc.
(a)
..................... 44,318 6,988,506
Ciena Corp.
(a)
........................... 6,034 1,145,977
Cisco Systems, Inc. ....................... 170,058 12,432,940
F5, Inc.
(a)
.............................. 2,464 623,515
Lumentum Holdings, Inc.
(a) (b)
................. 2,975 599,641
Motorola Solutions, Inc. .................... 7,142 2,904,723
Ubiquiti, Inc. ............................ 187 147,203
24,842,505
a

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Construction & Engineering  —  0 .3%
AECOM ............................... 5,814 $ 781,111
API Group Corp.
(a)
........................ 15,426 567,985
Comfort Systems USA, Inc. .................. 1,532 1,479,269
EMCOR Group, Inc. ....................... 1,926 1,301,552
Fluor Corp.
(a)
............................ 7,356 358,752
MasTec, Inc.
(a)
........................... 2,552 521,016
Quanta Services, Inc. ...................... 6,377 2,864,102
Valmont Industries, Inc. ..................... 834 344,801
WillScot Holdings Corp. , Class A .............. 8,255 179,546
8,398,134
a
Construction Materials  —  0 .3%
Amrize Ltd.
(a) (b)
........................... 22,089 1,145,094
CRH PLC .............................. 28,826 3,433,177
Eagle Materials, Inc. ....................... 1,432 304,042
Martin Marietta Materials, Inc. ................ 2,583 1,583,637
Vulcan Materials Co. ...................... 5,671 1,641,754
8,107,704
a
Consumer Finance  —  0 .7%
Ally Financial, Inc. ........................ 11,833 461,132
American Express Co. ..................... 23,309 8,408,256
Capital One Financial Corp. .................. 27,533 6,056,985
Credit Acceptance Corp.
(a) (b)
.................. 266 118,992
FirstCash Holdings, Inc. .................... 1,667 264,219
OneMain Holdings, Inc. ..................... 5,256 311,103
SLM Corp. ............................. 8,785 235,877
SoFi Technologies, Inc.
(a) (b)
.................. 51,062 1,515,520
Synchrony Financial ....................... 15,978 1,188,444
18,560,528
a
Consumer Staples Distribution & Retail  —  1 .7%
Albertsons Companies, Inc. , Class A ............ 17,288 305,825
BJ's Wholesale Club Holdings, Inc.
(a) (b)
........... 5,577 492,226
Casey's General Stores, Inc. ................. 1,597 819,565
Costco Wholesale Corp. .................... 19,045 17,358,565
Dollar General Corp. ...................... 9,518 939,046
Dollar Tree, Inc.
(a)
......................... 8,335 826,165
Kroger Co. (The) ......................... 26,369 1,677,860
Maplebear, Inc.
(a)
......................... 7,919 291,894
Performance Food Group Co.
(a)
............... 6,583 636,839
Sprouts Farmers Market, Inc.
(a)
................ 4,212 332,580
Sysco Corp. ............................ 20,485 1,521,626
Target Corp. ............................ 19,435 1,802,013
U.S. Foods Holding Corp.
(a)
.................. 9,647 700,565
Walmart, Inc. ............................ 188,491 19,071,519
46,776,288
a
Containers & Packaging  —  0 .2%
Amcor PLC ............................. 97,996 774,168
AptarGroup, Inc. ......................... 2,920 338,749
Avery Dennison Corp. ...................... 3,322 580,984
Ball Corp. .............................. 11,942 561,274
Crown Holdings, Inc. ...................... 5,155 500,963
Graphic Packaging Holding Co. ............... 13,087 209,261
International Paper Co. ..................... 22,847 882,808
Packaging Corp. of America ................. 3,810 745,846
Sealed Air Corp. ......................... 5,661 189,700
Silgan Holdings, Inc. ....................... 3,522 136,020
Smurfit WestRock PLC ..................... 22,422 827,820
Sonoco Products Co. ...................... 4,187 169,867
5,917,460
a
Distributors  —  0 .0%
Genuine Parts Co. ........................ 5,996 763,351
LKQ Corp. ............................. 11,473 366,677
Security Shares Value
a
Distributors (continued)
Pool Corp. ............................. 1,410 $ 376,554
1,506,582
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 22,021 194,666
Bright Horizons Family Solutions, Inc.
(a)
.......... 2,499 272,966
Duolingo, Inc. , Class A
(a)
.................... 1,690 457,381
Grand Canyon Education, Inc.
(a)
............... 1,238 233,115
H&R Block, Inc. .......................... 5,663 281,678
Service Corp. International .................. 6,020 502,730
1,942,536
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 9,280 612,480
a
Diversified Telecommunication Services  —  0 .6%
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 10,055 806,914
AT&T, Inc. .............................. 307,066 7,599,884
Frontier Communications Parent, Inc.
(a)
.......... 10,749 405,882
Verizon Communications, Inc. ................ 181,479 7,211,975
16,024,655
a
Electric Utilities  —  1 .5%
Alliant Energy Corp. ....................... 11,074 739,965
American Electric Power Co., Inc. .............. 23,107 2,778,848
Constellation Energy Corp. .................. 13,416 5,057,832
Duke Energy Corp. ....................... 33,553 4,170,638
Edison International ....................... 16,484 912,884
Entergy Corp. ........................... 19,212 1,846,081
Evergy, Inc. ............................. 9,764 749,973
Eversource Energy ....................... 15,705 1,159,186
Exelon Corp. ............................ 43,606 2,011,109
FirstEnergy Corp. ........................ 22,024 1,009,360
IDACORP, Inc. .......................... 2,347 302,810
NextEra Energy, Inc. ...................... 88,332 7,190,225
NRG Energy, Inc. ......................... 8,255 1,418,704
OGE Energy Corp. ........................ 8,542 377,044
Oklo, Inc. , Class A
(a) (b)
...................... 5,008 664,912
PG&E Corp. ............................ 95,044 1,516,902
Pinnacle West Capital Corp. ................. 5,139 454,904
Portland General Electric Co. ................. 4,560 208,301
PPL Corp. ............................. 32,183 1,175,323
Southern Co. (The) ....................... 47,149 4,433,892
TXNM Energy, Inc. ........................ 3,744 212,659
Xcel Energy, Inc. ......................... 25,398 2,061,555
40,453,107
a
Electrical Equipment  —  1 .0%
Acuity, Inc. ............................. 1,278 466,534
AMETEK, Inc. ........................... 9,953 2,011,601
Eaton Corp. PLC ......................... 16,718 6,378,920
Emerson Electric Co. ...................... 24,196 3,377,036
GE Vernova, Inc. ......................... 11,690 6,840,287
Generac Holdings, Inc.
(a)
.................... 2,565 430,971
Hubbell, Inc. ............................ 2,275 1,069,250
NEXTracker, Inc. , Class A
(a)
.................. 6,166 624,123
NuScale Power Corp. , Class A
(a) (b)
.............. 5,627 252,483
nVent Electric PLC ........................ 6,912 790,387
Regal Rexnord Corp. ...................... 2,906 409,426
Rockwell Automation, Inc. ................... 4,854 1,788,019
Sensata Technologies Holding PLC ............ 6,535 208,009
Vertiv Holdings Co. , Class A ................. 16,374 3,157,890
27,804,936
a

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Electronic Equipment, Instruments & Components  —  0 .9%
Amphenol Corp. , Class A ................... 52,431 $ 7,305,736
Arrow Electronics, Inc.
(a)
.................... 2,348 261,919
Avnet, Inc. ............................. 3,590 173,935
CDW Corp. ............................. 5,665 902,831
Cognex Corp. ........................... 7,412 306,783
Coherent Corp.
(a)
......................... 6,587 869,220
Corning, Inc. ............................ 33,234 2,960,485
Fabrinet
(a)
.............................. 1,556 685,527
Flex Ltd.
(a)
.............................. 16,413 1,026,141
Jabil, Inc. .............................. 4,698 1,037,741
Keysight Technologies, Inc.
(a)
................. 7,369 1,348,232
Littelfuse, Inc. ........................... 1,044 254,016
Ralliant Corp. ........................... 4,955 217,624
TD SYNNEX Corp. ........................ 3,168 495,760
TE Connectivity PLC ...................... 12,697 3,136,286
Teledyne Technologies, Inc.
(a)
................. 2,002 1,054,694
Trimble, Inc.
(a)
........................... 10,169 810,978
Vontier Corp. ............................ 6,478 249,403
Zebra Technologies Corp. , Class A
(a)
............ 2,197 591,542
23,688,853
a
Energy Equipment & Services  —  0 .2%
Baker Hughes Co. , Class A .................. 42,459 2,055,440
Halliburton Co. .......................... 36,614 982,720
Noble Corp. PLC ......................... 5,899 173,136
NOV, Inc. .............................. 16,542 241,513
SLB Ltd. ............................... 63,992 2,307,552
TechnipFMC PLC ........................ 17,912 740,661
6,501,022
a
Entertainment  —  1 .5%
Electronic Arts, Inc. ....................... 9,670 1,934,580
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 991 90,161
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 9,734 971,940
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 840 73,702
Liberty Media Corp.-Liberty Live , Series C , NVS
(a)
... 1,962 177,384
Live Nation Entertainment, Inc.
(a)
.............. 6,735 1,007,085
Madison Square Garden Sports Corp.
(a)
.......... 739 158,434
Netflix, Inc.
(a)
............................ 18,248 20,416,957
ROBLOX Corp. , Class A
(a)
................... 27,700 3,150,044
Roku, Inc. , Class A
(a)
...................... 5,656 600,271
Take-Two Interactive Software, Inc.
(a)
............ 7,447 1,909,187
TKO Group Holdings, Inc. , Class A ............. 2,858 538,447
Walt Disney Co. (The) ..................... 77,367 8,713,072
Warner Bros Discovery, Inc. , Series A
(a)
.......... 106,319 2,386,862
Warner Music Group Corp. , Class A ............ 5,930 189,523
42,317,649
a
Financial Services  —  3 .6%
Affirm Holdings, Inc. , Class A
(a)
................ 12,103 869,964
Apollo Global Management, Inc. ............... 19,573 2,433,120
Berkshire Hathaway, Inc. , Class B
(a)
............ 78,748 37,605,320
Block, Inc. , Class A
(a)
...................... 23,601 1,792,260
Corpay, Inc.
(a)
........................... 3,058 796,150
Equitable Holdings, Inc. .................... 12,390 612,066
Essent Group Ltd. ........................ 4,365 264,388
Fidelity National Information Services, Inc. ........ 22,724 1,420,704
Fiserv, Inc.
(a)
............................ 23,344 1,556,811
Global Payments, Inc. ..................... 10,622 825,967
Jack Henry & Associates, Inc. ................ 3,137 467,225
Mastercard, Inc. , Class A .................... 35,450 19,568,045
MGIC Investment Corp. .................... 10,221 280,260
PayPal Holdings, Inc.
(a)
..................... 41,028 2,842,010
Radian Group, Inc. ........................ 6,135 208,222
Security Shares Value
a
Financial Services (continued)
Rocket Companies, Inc. , Class A .............. 41,190 $ 686,225
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 2,916 201,496
Toast, Inc. , Class A
(a)
...................... 19,930 720,270
UWM Holdings Corp. , Class A ................ 5,681 31,984
Visa, Inc. , Class A ........................ 72,948 24,856,302
Voya Financial, Inc. ....................... 4,359 324,571
WEX, Inc.
(a)
............................. 1,472 214,735
98,578,095
a
Food Products  —  0 .5%
Archer-Daniels-Midland Co. .................. 20,550 1,243,892
Bunge Global SA ......................... 6,014 568,924
Campbell's Company (The) .................. 8,633 260,112
Conagra Brands, Inc. ...................... 20,450 351,536
Darling Ingredients, Inc.
(a)
................... 6,784 217,427
General Mills, Inc. ........................ 22,962 1,070,259
Hershey Co. (The) ........................ 6,315 1,071,213
Hormel Foods Corp. ....................... 12,316 265,902
Ingredion, Inc. ........................... 2,706 312,299
J M Smucker Co. (The) ..................... 4,569 473,120
Kellanova .............................. 11,475 953,114
Kraft Heinz Co. (The) ...................... 36,596 905,019
Lamb Weston Holdings, Inc. ................. 6,200 382,726
Marzetti Company (The) .................... 876 137,348
McCormick & Co., Inc. , NVS ................. 10,844 695,751
Mondelez International, Inc. , Class A ............ 55,494 3,188,685
Pilgrim's Pride Corp. ....................... 1,557 59,322
Post Holdings, Inc.
(a)
....................... 2,106 218,877
Tyson Foods, Inc. , Class A .................. 12,159 625,094
13,000,620
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 6,850 1,176,282
National Fuel Gas Co. ..................... 4,060 320,375
New Jersey Resources Corp. ................. 4,234 187,566
ONE Gas, Inc. ........................... 2,476 198,550
Southwest Gas Holdings, Inc. ................ 2,562 203,679
Spire, Inc. .............................. 2,548 220,147
UGI Corp. .............................. 9,095 304,046
2,610,645
a
Ground Transportation  —  0 .9%
Avis Budget Group, Inc.
(a)
................... 666 90,623
CSX Corp. ............................. 80,058 2,883,689
JB Hunt Transport Services, Inc. .............. 3,392 572,773
Knight-Swift Transportation Holdings, Inc. ........ 6,971 314,531
Landstar System, Inc. ...................... 1,516 194,700
Lyft, Inc. , Class A
(a)
........................ 17,088 349,620
Norfolk Southern Corp. ..................... 9,668 2,739,718
Old Dominion Freight Line, Inc. ............... 7,921 1,112,267
Saia, Inc.
(a)
............................. 1,116 326,430
Uber Technologies, Inc.
(a)
................... 89,556 8,642,154
U-Haul Holding Co.
(a)
...................... 420 22,327
U-Haul Holding Co. , Series N , NVS ............. 4,240 205,598
Union Pacific Corp. ....................... 25,467 5,612,163
XPO, Inc.
(a) (b)
............................ 5,043 725,536
23,792,129
a
Health Care Equipment & Supplies  —  1 .9%
Abbott Laboratories ....................... 74,699 9,234,290
Align Technology, Inc.
(a)
..................... 3,002 413,916
Baxter International, Inc. .................... 21,691 400,633
Becton Dickinson & Co. .................... 12,322 2,202,065
Boston Scientific Corp.
(a)
.................... 63,668 6,412,641
Cooper Companies, Inc. (The)
(a) (b)
.............. 8,500 594,235

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Dexcom, Inc.
(a)
.......................... 17,035 $ 991,778
Edwards Lifesciences Corp.
(a)
................ 25,279 2,084,253
GE HealthCare Technologies, Inc. ............. 19,558 1,465,872
Globus Medical, Inc. , Class A
(a)
............... 4,979 300,682
Hologic, Inc.
(a)
........................... 9,463 699,410
IDEXX Laboratories, Inc.
(a)
................... 3,419 2,152,295
Insulet Corp.
(a)
........................... 3,042 952,176
Intuitive Surgical, Inc.
(a)
..................... 15,367 8,210,281
Masimo Corp.
(a)
.......................... 1,887 265,406
Medtronic PLC .......................... 55,128 5,000,110
Penumbra, Inc.
(a)
......................... 1,695 385,392
ResMed, Inc. ........................... 6,275 1,549,172
Solventum Corp.
(a)
........................ 6,340 437,714
STERIS PLC ............................ 4,252 1,002,196
Stryker Corp. ........................... 14,805 5,274,133
Teleflex, Inc. ............................ 1,995 248,318
Zimmer Biomet Holdings, Inc. ................ 8,459 850,637
51,127,605
a
Health Care Providers & Services  —  1 .6%
Cardinal Health, Inc. ....................... 10,274 1,959,971
Cencora, Inc. ........................... 8,326 2,812,606
Centene Corp.
(a)
......................... 20,037 708,709
Chemed Corp. ........................... 654 282,070
Cigna Group (The) ........................ 11,499 2,810,471
CVS Health Corp. ........................ 54,435 4,254,095
DaVita, Inc.
(a)
............................ 1,535 182,696
Elevance Health, Inc. ...................... 9,640 3,057,808
Encompass Health Corp. ................... 4,322 492,060
Ensign Group, Inc. (The) .................... 2,432 438,003
Guardant Health, Inc.
(a) (b)
.................... 5,604 521,284
HCA Healthcare, Inc. ...................... 7,034 3,233,389
HealthEquity, Inc.
(a)
........................ 3,753 354,959
Henry Schein, Inc.
(a)
....................... 4,427 279,786
Hims & Hers Health, Inc. , Class A
(a)
............. 8,879 403,639
Humana, Inc. ........................... 5,204 1,447,701
Labcorp Holdings, Inc. ..................... 3,554 902,574
McKesson Corp. ......................... 5,338 4,330,933
Molina Healthcare, Inc.
(a)
.................... 2,360 361,222
Option Care Health, Inc.
(a)
................... 7,034 183,095
Quest Diagnostics, Inc. ..................... 4,716 829,780
Tenet Healthcare Corp.
(a)
.................... 3,794 783,423
UnitedHealth Group, Inc. .................... 38,893 13,284,293
Universal Health Services, Inc. , Class B ......... 2,455 532,759
44,447,326
a
Health Care REITs  —  0 .3%
Alexandria Real Estate Equities, Inc. ............ 6,761 393,625
Healthcare Realty Trust, Inc. , Class A ........... 14,638 259,385
Healthpeak Properties, Inc. .................. 30,100 540,295
Omega Healthcare Investors, Inc. .............. 12,239 514,405
Sabra Health Care REIT, Inc. ................. 10,231 182,317
Ventas, Inc. ............................ 19,426 1,433,445
Welltower, Inc. ........................... 28,722 5,199,831
8,523,303
a
Health Care Technology  —  0 .1%
Doximity, Inc. , Class A
(a)
.................... 5,725 377,850
Veeva Systems, Inc. , Class A
(a)
............... 6,427 1,871,542
2,249,392
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 27,459 439,893
a
Security Shares Value
a
Hotels, Restaurants & Leisure  —  1 .9%
Airbnb, Inc. , Class A
(a)
...................... 18,343 $ 2,321,123
Aramark ............................... 11,334 429,332
Booking Holdings, Inc. ..................... 1,392 7,068,214
Boyd Gaming Corp. ....................... 2,710 211,027
Caesars Entertainment, Inc.
(a) (b)
............... 9,282 186,568
Carnival Corp.
(a)
.......................... 46,624 1,344,170
Cava Group, Inc.
(a) (b)
....................... 4,282 230,072
Chipotle Mexican Grill, Inc.
(a) (b)
................ 57,723 1,829,242
Choice Hotels International, Inc.
(b)
.............. 905 84,129
Churchill Downs, Inc. ...................... 2,861 283,811
Darden Restaurants, Inc. ................... 4,992 899,309
Domino's Pizza, Inc. ....................... 1,341 534,335
DoorDash, Inc. , Class A
(a)
................... 15,897 4,043,720
DraftKings, Inc. , Class A
(a)
................... 21,476 656,951
Dutch Bros, Inc. , Class A
(a) (b)
................. 5,463 303,415
Expedia Group, Inc. ....................... 5,076 1,116,720
Flutter Entertainment PLC , Class DI
(a) (b)
.......... 7,525 1,750,240
Hilton Worldwide Holdings, Inc. ............... 10,100 2,595,296
Hyatt Hotels Corp. , Class A .................. 1,910 262,453
Las Vegas Sands Corp. .................... 13,265 787,278
Light & Wonder, Inc.
(a)
...................... 3,804 276,551
Marriott International, Inc. , Class A ............. 9,663 2,517,984
McDonald's Corp. ........................ 30,645 9,145,387
MGM Resorts International
(a)
................. 8,903 285,163
Norwegian Cruise Line Holdings Ltd.
(a)
........... 18,476 414,232
Planet Fitness, Inc. , Class A
(a)
................ 3,520 319,229
Royal Caribbean Cruises Ltd. ................ 10,848 3,111,532
Starbucks Corp. .......................... 49,008 3,963,277
Texas Roadhouse, Inc. ..................... 2,812 459,987
Vail Resorts, Inc. ......................... 1,652 245,041
Viking Holdings Ltd.
(a)
...................... 7,462 454,063
Wingstop, Inc. ........................... 1,261 273,170
Wyndham Hotels & Resorts, Inc. .............. 3,390 248,928
Wynn Resorts Ltd. ........................ 3,626 431,458
Yum! Brands, Inc. ........................ 11,926 1,648,292
50,731,699
a
Household Durables  —  0 .3%
DR Horton, Inc. .......................... 11,901 1,774,201
Garmin Ltd. ............................. 7,026 1,503,142
Lennar Corp. , Class A ...................... 9,774 1,209,728
Lennar Corp. , Class B ..................... 329 38,838
Mohawk Industries, Inc.
(a)
................... 2,328 264,554
NVR, Inc.
(a)
............................. 124 894,142
PulteGroup, Inc. ......................... 8,473 1,015,659
SharkNinja, Inc.
(a)
......................... 2,830 241,965
Somnigroup International, Inc. ................ 8,838 701,207
Toll Brothers, Inc. ......................... 4,353 587,437
TopBuild Corp.
(a)
......................... 1,224 517,116
Whirlpool Corp. .......................... 2,316 165,895
8,913,884
a
Household Products  —  0 .8%
Church & Dwight Co., Inc. ................... 10,586 928,286
Clorox Co. (The) ......................... 5,262 591,765
Colgate-Palmolive Co. ..................... 34,849 2,685,115
Kimberly-Clark Corp. ...................... 14,227 1,703,114
Procter & Gamble Co. (The) ................. 100,591 15,125,869
Reynolds Consumer Products, Inc. ............. 2,548 62,273
21,096,422
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 30,648 425,088
Clearway Energy, Inc. , Class A ................ 1,448 43,425
Clearway Energy, Inc. , Class C ............... 3,417 109,105

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Independent Power and Renewable Electricity Producers (continued)
Talen Energy Corp.
(a)
...................... 1,972 $ 788,366
Vistra Corp. ............................ 13,677 2,575,379
3,941,363
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 22,873 3,808,355
Honeywell International, Inc. ................. 27,265 5,489,262
9,297,617
a
Industrial REITs  —  0 .2%
Americold Realty Trust, Inc. .................. 11,479 147,964
EastGroup Properties, Inc. .................. 2,230 389,202
First Industrial Realty Trust, Inc. ............... 5,705 315,372
Lineage, Inc. ............................ 2,481 97,751
Prologis, Inc. ............................ 39,808 4,939,775
Rexford Industrial Realty, Inc. ................ 10,164 419,977
STAG Industrial, Inc. ...................... 7,840 300,037
6,610,078
a
Insurance  —  1 .8%
Aflac, Inc. .............................. 20,671 2,215,725
Allstate Corp. (The) ....................... 11,280 2,160,346
American Financial Group, Inc. ............... 3,095 407,550
American International Group, Inc. ............. 23,791 1,878,537
Aon PLC , Class A ........................ 9,255 3,152,993
Arch Capital Group Ltd. .................... 15,966 1,378,026
Arthur J Gallagher & Co. .................... 11,023 2,750,128
Assurant, Inc. ........................... 2,253 477,005
Axis Capital Holdings Ltd. ................... 3,090 289,409
Brown & Brown, Inc. ....................... 12,583 1,003,369
Chubb Ltd. ............................. 15,923 4,409,716
Cincinnati Financial Corp. ................... 6,767 1,046,111
CNA Financial Corp. ....................... 1,164 51,856
Erie Indemnity Co. , Class A , NVS .............. 1,066 311,954
Everest Group Ltd. ........................ 1,801 566,451
F&G Annuities & Life, Inc. ................... 921 27,308
Fidelity National Financial, Inc. ................ 10,847 599,188
First American Financial Corp. ................ 4,302 268,918
Globe Life, Inc. .......................... 3,598 473,173
Hanover Insurance Group, Inc. (The) ........... 1,547 264,351
Hartford Insurance Group, Inc. (The) ............ 12,204 1,515,493
Kinsale Capital Group, Inc. .................. 947 378,298
Lincoln National Corp. ..................... 6,391 268,422
Loews Corp. ............................ 7,304 727,186
Markel Group, Inc.
(a)
....................... 546 1,078,093
Marsh & McLennan Companies, Inc. ............ 21,096 3,758,252
MetLife, Inc. ............................ 23,938 1,910,731
Old Republic International Corp. ............... 10,217 403,163
Primerica, Inc. ........................... 1,420 369,015
Principal Financial Group, Inc. ................ 8,838 742,746
Progressive Corp. (The) .................... 25,146 5,180,076
Prudential Financial, Inc. .................... 15,075 1,567,800
Reinsurance Group of America, Inc. ............ 2,781 507,421
RenaissanceRe Holdings Ltd. ................ 2,110 536,130
RLI Corp. .............................. 3,944 232,538
Ryan Specialty Holdings, Inc. , Class A ........... 4,612 252,738
Selective Insurance Group, Inc. ............... 2,553 192,343
Travelers Companies, Inc. (The) ............... 9,668 2,597,018
Unum Group ............................ 6,708 492,501
W R Berkley Corp. ........................ 12,997 927,206
White Mountains Insurance Group Ltd.
(b)
......... 102 194,265
Willis Towers Watson PLC ................... 4,190 1,311,889
48,875,438
a
Security Shares Value
a
Interactive Media & Services  —  7 .0%
Alphabet, Inc. , Class A ..................... 249,805 $ 70,242,668
Alphabet, Inc. , Class C , NVS ................. 200,540 56,516,183
Match Group, Inc. ........................ 10,899 352,474
Meta Platforms, Inc. , Class A ................. 93,144 60,389,912
Pinterest, Inc. , Class A
(a)
.................... 25,855 855,800
Reddit, Inc. , Class A
(a)
...................... 5,317 1,110,987
Snap, Inc. , Class A , NVS
(a)
.................. 45,157 352,225
189,820,249
a
IT Services  —  1 .3%
Accenture PLC , Class A .................... 26,748 6,689,675
Akamai Technologies, Inc.
(a)
.................. 6,158 462,466
Amdocs Ltd. ............................ 4,920 414,559
Cloudflare, Inc. , Class A
(a)
................... 13,368 3,386,115
Cognizant Technology Solutions Corp. , Class A ..... 20,865 1,520,641
CoreWeave, Inc. , Class A
(a) (b)
................. 9,387 1,255,136
EPAM Systems, Inc.
(a)
...................... 2,391 391,024
Gartner, Inc.
(a) (b)
.......................... 3,307 821,260
GoDaddy, Inc. , Class A
(a)
.................... 5,946 791,591
International Business Machines Corp. .......... 40,010 12,299,474
MongoDB, Inc. , Class A
(a)
................... 3,494 1,257,211
Okta, Inc. , Class A
(a)
....................... 7,255 664,050
Snowflake, Inc.
(a) (b)
........................ 14,361 3,947,552
Twilio, Inc. , Class A
(a)
...................... 6,574 886,701
VeriSign, Inc. ........................... 3,625 869,275
35,656,730
a
Leisure Products  —  0 .0%
Hasbro, Inc. ............................ 5,602 427,489
Mattel, Inc.
(a)
............................ 14,895 273,770
701,259
a
Life Sciences Tools & Services  —  0 .9%
Agilent Technologies, Inc. ................... 12,319 1,803,009
Avantor, Inc.
(a)
........................... 29,529 349,033
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 828 264,587
Bio-Techne Corp. ......................... 6,910 432,359
Bruker Corp. ............................ 4,744 184,731
Charles River Laboratories International, Inc.
(a)
..... 2,193 394,893
Danaher Corp. .......................... 27,395 5,900,335
Illumina, Inc.
(a) (b)
.......................... 6,551 809,311
IQVIA Holdings, Inc.
(a)
...................... 7,300 1,580,158
Medpace Holdings, Inc.
(a)
................... 953 557,419
Mettler-Toledo International, Inc.
(a)
............. 893 1,264,747
Repligen Corp.
(a)
......................... 2,228 332,106
Revvity, Inc. ............................ 4,943 462,615
Thermo Fisher Scientific, Inc. ................. 16,193 9,187,746
Waters Corp.
(a)
.......................... 2,526 883,090
West Pharmaceutical Services, Inc. ............ 3,068 865,391
25,271,530
a
Machinery  —  1 .7%
AGCO Corp. ............................ 2,704 278,945
Allison Transmission Holdings, Inc. ............. 3,656 301,803
Caterpillar, Inc. .......................... 20,118 11,613,317
Chart Industries, Inc.
(a)
..................... 1,936 386,464
CNH Industrial N.V. ....................... 37,493 393,302
Crane Co. .............................. 2,039 387,410
Cummins, Inc. ........................... 5,929 2,595,005
Deere & Co. ............................ 10,791 4,981,449
Donaldson Co., Inc. ....................... 5,155 434,309
Dover Corp. ............................ 5,927 1,075,513
Flowserve Corp. ......................... 5,690 388,342
Fortive Corp. ............................ 14,318 720,768
Gates Industrial Corp. PLC
(a)
................. 11,062 244,249

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Machinery (continued)
Graco, Inc. ............................. 7,241 $ 592,097
IDEX Corp. ............................. 3,246 556,559
Illinois Tool Works, Inc. ..................... 11,392 2,778,737
Ingersoll Rand, Inc. ....................... 15,532 1,185,558
ITT, Inc. ............................... 3,326 615,543
Lincoln Electric Holdings, Inc. ................ 2,376 557,053
Middleby Corp. (The)
(a)
..................... 2,002 248,708
Mueller Industries, Inc. ..................... 4,871 515,693
Nordson Corp. ........................... 2,313 536,500
Oshkosh Corp. .......................... 2,692 331,897
Otis Worldwide Corp. ...................... 16,958 1,573,024
PACCAR, Inc. ........................... 22,575 2,221,380
Parker-Hannifin Corp. ...................... 5,487 4,240,518
Pentair PLC ............................ 6,966 740,834
RBC Bearings, Inc.
(a)
...................... 1,341 574,659
Snap-on, Inc. ........................... 2,287 767,403
Stanley Black & Decker, Inc. ................. 6,579 445,530
Symbotic, Inc. , Class A
(a)
.................... 1,960 158,662
Timken Co. (The) ......................... 2,840 222,968
Toro Co. (The) ........................... 4,171 311,699
Westinghouse Air Brake Technologies Corp. ....... 7,350 1,502,634
Xylem, Inc. ............................. 10,423 1,572,309
46,050,841
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 2,576 266,565
a
Media  —  0 .4%
Charter Communications, Inc. , Class A
(a) (b)
........ 3,989 932,788
Comcast Corp. , Class A .................... 158,152 4,402,161
Fox Corp. , Class A , NVS .................... 9,179 593,423
Fox Corp. , Class B ........................ 5,391 314,888
Interpublic Group of Companies, Inc. (The) ....... 15,807 405,608
Liberty Broadband Corp. , Series A
(a)
............ 722 38,620
Liberty Broadband Corp. , Series C , NVS
(a)
........ 4,880 262,641
New York Times Co. (The) , Class A ............. 6,835 389,527
News Corp. , Class A , NVS .................. 16,628 440,642
News Corp. , Class B ...................... 5,005 152,502
Nexstar Media Group, Inc. ................... 1,291 252,687
Omnicom Group, Inc. ...................... 8,476 635,869
Paramount Skydance Corp. , Class B , NVS
(b)
...... 13,308 204,810
Sirius XM Holdings, Inc. .................... 8,098 175,646
Trade Desk, Inc. (The) , Class A
(a)
.............. 19,323 971,560
10,173,372
a
Metals & Mining  —  0 .5%
Alcoa Corp. ............................. 11,218 412,710
Anglogold Ashanti PLC ..................... 18,288 1,243,584
Cleveland-Cliffs, Inc.
(a)
..................... 20,048 249,197
Commercial Metals Co. ..................... 4,959 294,366
Freeport-McMoRan, Inc. .................... 61,552 2,566,718
MP Materials Corp. , Class A
(a) (b)
............... 5,780 364,660
Newmont Corp. .......................... 47,172 3,819,517
Nucor Corp. ............................ 9,844 1,477,092
Reliance, Inc. ........................... 2,264 639,422
Royal Gold, Inc. .......................... 2,814 491,859
Steel Dynamics, Inc. ....................... 5,943 931,863
12,490,988
a
Mortgage Real Estate Investment
Trusts (REITs)  —  0 .0%
AGNC Investment Corp. .................... 43,922 439,220
Annaly Capital Management, Inc. .............. 26,409 559,079
Rithm Capital Corp. ....................... 21,683 237,863
Security Shares Value
a
Metals & Mining (continued)
Starwood Property Trust, Inc. ................. 14,936 $ 271,536
1,507,698
a
Multi-Utilities  —  0 .5%
Ameren Corp. ........................... 11,768 1,200,571
Black Hills Corp. ......................... 3,201 203,039
CenterPoint Energy, Inc. .................... 28,171 1,077,259
CMS Energy Corp. ........................ 12,790 940,704
Consolidated Edison, Inc. ................... 15,509 1,510,732
Dominion Energy, Inc. ...................... 36,708 2,154,393
DTE Energy Co. ......................... 8,992 1,218,776
NiSource, Inc. ........................... 20,007 842,495
Public Service Enterprise Group, Inc. ........... 21,652 1,744,285
Sempra ............................... 28,072 2,580,940
WEC Energy Group, Inc. .................... 13,658 1,526,008
14,999,202
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 6,250 444,938
Cousins Properties, Inc. .................... 7,172 185,970
Kilroy Realty Corp. ........................ 4,545 192,026
Vornado Realty Trust ...................... 6,812 258,447
1,081,381
a
Oil, Gas & Consumable Fuels  —  2 .6%
Antero Resources Corp.
(a)
................... 12,649 390,981
APA Corp. ............................. 15,543 352,049
Cheniere Energy, Inc. ...................... 9,438 2,000,856
Chevron Corp. ........................... 82,522 13,015,370
Chord Energy Corp. ....................... 2,407 218,363
ConocoPhillips .......................... 53,635 4,766,006
Coterra Energy, Inc. ....................... 32,855 777,349
Devon Energy Corp. ....................... 27,261 885,710
Diamondback Energy, Inc. ................... 8,049 1,152,536
DT Midstream, Inc. ........................ 4,362 477,595
EOG Resources, Inc. ...................... 23,493 2,486,499
EQT Corp. ............................. 26,799 1,435,891
Expand Energy Corp. ...................... 10,227 1,056,551
Exxon Mobil Corp. ........................ 183,081 20,937,143
HF Sinclair Corp. ......................... 6,871 354,544
Kinder Morgan, Inc. ....................... 83,974 2,199,279
Marathon Petroleum Corp. .................. 13,056 2,544,745
Matador Resources Co. .................... 5,161 203,653
Occidental Petroleum Corp. .................. 30,501 1,256,641
ONEOK, Inc. ............................ 26,930 1,804,310
Ovintiv, Inc. ............................. 11,445 429,302
Permian Resources Corp. , Class A ............. 27,268 342,486
Phillips 66 .............................. 17,500 2,382,450
Range Resources Corp. .................... 10,531 374,377
Targa Resources Corp. ..................... 9,299 1,432,418
Texas Pacific Land Corp. .................... 808 762,251
Valero Energy Corp. ....................... 13,341 2,262,100
Venture Global, Inc. , Class A
(b)
................ 19,726 169,052
Viper Energy, Inc. , Class A .................. 7,245 272,122
Williams Companies, Inc. (The) ............... 52,386 3,031,578
69,774,207
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 2,742 238,856
a
Passenger Airlines  —  0 .0%
Alaska Air Group, Inc.
(a)
..................... 1,238 51,662
American Airlines Group, Inc.
(a)
................ 7,084 93,013
Delta Air Lines, Inc. ....................... 6,964 399,594
Joby Aviation, Inc. , Class A
(a)
................. 9,190 159,355
Southwest Airlines Co. ..................... 5,638 170,831

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(a)
................ 3,476 $ 326,883
1,201,338
a
Personal Care Products  —  0 .1%
Coty, Inc. , Class A
(a)
....................... 16,534 65,640
elf Beauty, Inc.
(a)
......................... 2,424 296,067
Estee Lauder Companies, Inc. (The) , Class A ...... 9,984 965,353
Kenvue, Inc. ............................ 82,476 1,185,180
2,512,240
a
Pharmaceuticals  —  2 .7%
Bristol-Myers Squibb Co. .................... 87,600 4,035,732
Elanco Animal Health, Inc.
(a)
.................. 21,887 484,797
Eli Lilly & Co. ........................... 34,141 29,458,903
Jazz Pharmaceuticals PLC
(a)
................. 2,664 366,673
Johnson & Johnson ....................... 103,424 19,533,691
Merck & Co., Inc. ......................... 107,265 9,222,645
Pfizer, Inc. ............................. 243,633 6,005,553
Royalty Pharma PLC , Class A ................ 16,337 613,291
Viatris, Inc. ............................. 51,685 535,457
Zoetis, Inc. , Class A ....................... 19,010 2,739,151
72,995,893
a
Professional Services  —  0 .6%
Amentum Holdings, Inc.
(a)
................... 6,485 145,329
Automatic Data Processing, Inc. ............... 17,434 4,538,070
Booz Allen Hamilton Holding Corp. , Class C ....... 5,271 459,420
Broadridge Financial Solutions, Inc. ............ 5,010 1,104,204
CACI International, Inc. , Class A
(a)
............. 937 526,828
Dayforce, Inc.
(a)
.......................... 6,778 465,920
Equifax, Inc. ............................ 5,369 1,133,396
FTI Consulting, Inc.
(a)
...................... 1,363 224,909
Genpact Ltd. ............................ 6,678 254,766
Jacobs Solutions, Inc. ...................... 5,174 806,161
KBR, Inc. .............................. 5,885 252,113
Leidos Holdings, Inc. ...................... 5,627 1,071,775
Maximus, Inc. ........................... 2,352 195,498
Parsons Corp.
(a) (b)
......................... 2,006 166,779
Paychex, Inc. ........................... 13,750 1,609,163
Paycom Software, Inc. ..................... 2,038 381,289
Paylocity Holding Corp.
(a)
................... 1,856 262,197
Science Applications International Corp. ......... 2,164 202,789
SS&C Technologies Holdings, Inc. ............. 8,985 763,006
TransUnion ............................. 8,479 688,325
UL Solutions, Inc. , Class A ................... 2,533 197,245
Verisk Analytics, Inc. ....................... 6,041 1,321,529
16,770,711
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 12,684 1,933,422
CoStar Group, Inc.
(a)
....................... 18,080 1,244,085
Jones Lang LaSalle, Inc.
(a)
................... 2,033 620,248
Zillow Group, Inc. , Class A
(a)
................. 2,130 152,359
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 7,507 562,875
4,512,989
a
Residential REITs  —  0 .2%
American Homes 4 Rent , Class A .............. 13,469 425,620
AvalonBay Communities, Inc. ................ 6,095 1,060,042
Camden Property Trust ..................... 4,551 452,734
Equity LifeStyle Properties, Inc. ............... 8,310 507,326
Equity Residential ........................ 14,585 866,932
Essex Property Trust, Inc. ................... 2,722 685,318
Invitation Homes, Inc. ...................... 24,645 693,757
Mid-America Apartment Communities, Inc. ........ 5,031 645,125
Sun Communities, Inc. ..................... 5,225 661,485
Security Shares Value
a
Residential REITs (continued)
UDR, Inc. .............................. 12,882 $ 433,995
6,432,334
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 4,633 338,255
Brixmor Property Group, Inc. ................. 12,779 334,299
Federal Realty Investment Trust ............... 3,432 330,124
Kimco Realty Corp. ....................... 29,679 613,168
NNN REIT, Inc. .......................... 7,724 312,513
Realty Income Corp. ....................... 38,873 2,253,856
Regency Centers Corp. .................... 7,068 487,339
Simon Property Group, Inc. .................. 14,021 2,464,331
7,133,885
a
Semiconductors & Semiconductor Equipment  —  14 .2%
Advanced Micro Devices, Inc.
(a)
............... 69,691 17,849,259
Allegro MicroSystems, Inc.
(a)
................. 5,596 167,432
Amkor Technology, Inc. ..................... 5,141 165,952
Analog Devices, Inc. ....................... 21,332 4,994,461
Applied Materials, Inc. ..................... 34,462 8,033,092
Astera Labs, Inc.
(a)
........................ 5,568 1,039,434
Broadcom, Inc. .......................... 201,986 74,660,085
Cirrus Logic, Inc.
(a)
........................ 2,269 300,983
Credo Technology Group Holding Ltd.
(a)
.......... 6,486 1,216,903
Enphase Energy, Inc.
(a)
..................... 5,899 179,979
Entegris, Inc. ............................ 6,465 592,000
First Solar, Inc.
(a)
......................... 4,582 1,223,119
GLOBALFOUNDRIES, Inc.
(a) (b)
................ 4,528 161,197
Intel Corp.
(a)
............................ 187,763 7,508,642
KLA Corp. .............................. 5,660 6,841,469
Lam Research Corp. ...................... 54,351 8,558,109
Lattice Semiconductor Corp.
(a)
................ 5,926 432,361
MACOM Technology Solutions Holdings, Inc.
(a)
..... 2,750 407,358
Marvell Technology, Inc. .................... 37,133 3,480,848
Microchip Technology, Inc. ................... 23,046 1,438,531
Micron Technology, Inc. ..................... 48,121 10,768,036
MKS, Inc. .............................. 2,948 423,657
Monolithic Power Systems, Inc. ............... 2,050 2,060,250
NVIDIA Corp. ........................... 1,047,833 212,175,704
NXP Semiconductors N.V. ................... 10,826 2,263,933
ON Semiconductor Corp.
(a)
.................. 17,563 879,555
Onto Innovation, Inc.
(a)
..................... 2,117 285,710
Qorvo, Inc.
(a)
............................ 3,586 340,383
QUALCOMM, Inc. ........................ 46,316 8,378,564
Rambus, Inc.
(a)
.......................... 4,673 480,571
Silicon Laboratories, Inc.
(a)
................... 1,360 178,269
Skyworks Solutions, Inc. .................... 6,462 502,227
Teradyne, Inc. ........................... 6,778 1,231,969
Texas Instruments, Inc. ..................... 39,107 6,314,216
Universal Display Corp. .................... 1,845 271,732
385,805,990
a
Software  —  10 .9%
Adobe, Inc.
(a)
............................ 18,217 6,199,427
Appfolio, Inc. , Class A
(a)
.................... 1,032 262,572
AppLovin Corp. , Class A
(a)
................... 11,626 7,409,599
Atlassian Corp. , Class A
(a)
................... 7,033 1,191,531
Aurora Innovation, Inc. , Class A
(a) (b)
............. 49,153 257,562
Autodesk, Inc.
(a)
.......................... 9,239 2,784,080
Bentley Systems, Inc. , Class B ................ 6,617 336,342
BILL Holdings, Inc.
(a)
....................... 4,176 207,380
Cadence Design Systems, Inc.
(a)
.............. 11,702 3,963,350
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 23,772 207,292
Circle Internet Group, Inc.
(a) (b)
................. 2,109 267,801
Confluent, Inc. , Class A
(a)
................... 12,325 288,035

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
Crowdstrike Holdings, Inc. , Class A
(a)
............ 10,721 $ 5,821,610
Datadog, Inc. , Class A
(a)
.................... 13,753 2,239,126
Docusign, Inc.
(a)
.......................... 8,846 646,996
Dolby Laboratories, Inc. , Class A .............. 2,530 167,790
Dropbox, Inc. , Class A
(a) (b)
................... 8,446 244,934
Dynatrace, Inc.
(a)
......................... 12,801 647,347
Elastic N.V.
(a)
............................ 3,731 332,880
Fair Isaac Corp.
(a)
......................... 1,031 1,710,975
Figma, Inc. , Class A
(a) (b)
..................... 1,581 78,797
Fortinet, Inc.
(a)
........................... 27,971 2,417,534
Gen Digital, Inc. .......................... 24,068 634,433
Gitlab, Inc. , Class A
(a) (b)
..................... 5,601 273,049
Guidewire Software, Inc.
(a)
................... 3,613 844,141
HubSpot, Inc.
(a)
.......................... 2,251 1,107,312
Informatica, Inc. , Class A
(a)
.................. 4,702 116,939
Intuit, Inc. .............................. 11,979 7,996,581
Manhattan Associates, Inc.
(a)
................. 2,617 476,477
Microsoft Corp. .......................... 319,210 165,290,130
Nutanix, Inc. , Class A
(a)
..................... 11,512 820,115
Oracle Corp. ............................ 71,167 18,689,166
Palantir Technologies, Inc. , Class A
(a)
........... 97,666 19,579,103
Palo Alto Networks, Inc.
(a)
................... 28,684 6,317,364
Pegasystems, Inc. ........................ 4,078 259,565
Procore Technologies, Inc.
(a)
................. 4,966 366,590
PTC, Inc.
(a)
............................. 5,107 1,013,944
Roper Technologies, Inc. .................... 4,651 2,075,044
Rubrik, Inc. , Class A
(a)
...................... 5,720 430,544
SailPoint, Inc.
(a) (b)
......................... 3,107 67,360
Salesforce, Inc. .......................... 41,054 10,690,872
Samsara, Inc. , Class A
(a)
.................... 12,872 517,068
SentinelOne, Inc. , Class A
(a)
.................. 13,738 245,223
ServiceNow, Inc.
(a)
........................ 8,910 8,190,785
ServiceTitan, Inc. , Class A
(a) (b)
................ 2,356 222,312
SPS Commerce, Inc.
(a)
..................... 1,577 129,692
Strategy, Inc. , Class A
(a) (b)
................... 11,333 3,054,357
Synopsys, Inc.
(a)
......................... 7,974 3,618,761
Tyler Technologies, Inc.
(a)
................... 1,866 888,701
UiPath, Inc. , Class A
(a) (b)
.................... 19,168 304,005
Unity Software, Inc.
(a)
...................... 14,516 550,156
Varonis Systems, Inc.
(a) (b)
.................... 4,922 173,402
Workday, Inc. , Class A
(a)
.................... 9,326 2,237,494
Zoom Communications, Inc. , Class A
(a)
.......... 11,409 995,207
Zscaler, Inc.
(a)
........................... 4,279 1,416,948
297,275,800
a
Specialized REITs  —  0 .7%
American Tower Corp. ..................... 20,184 3,612,532
Crown Castle, Inc. ........................ 18,697 1,686,843
CubeSmart ............................. 9,749 367,245
Digital Realty Trust, Inc. .................... 13,767 2,346,035
Equinix, Inc. ............................ 4,210 3,561,702
Extra Space Storage, Inc. ................... 9,221 1,231,372
Gaming and Leisure Properties, Inc. ............ 11,670 521,182
Iron Mountain, Inc. ........................ 12,793 1,317,039
Lamar Advertising Co. , Class A ............... 3,747 444,357
Millrose Properties, Inc. , Class A
(b)
............. 5,309 171,003
Public Storage ........................... 6,773 1,886,687
SBA Communications Corp. , Class A ............ 4,612 883,106
VICI Properties, Inc. ....................... 45,394 1,361,366
Weyerhaeuser Co. ........................ 30,902 710,746
20,101,215
a
Specialty Retail  —  1 .8%
AutoNation, Inc.
(a)
......................... 1,214 242,642
AutoZone, Inc.
(a)
......................... 716 2,630,892
Security Shares Value
a
Specialty Retail (continued)
Bath & Body Works, Inc. .................... 9,692 $ 237,260
Best Buy Co., Inc. ........................ 8,345 685,458
Burlington Stores, Inc.
(a)
.................... 2,709 741,155
CarMax, Inc.
(a)
........................... 6,453 270,445
Carvana Co. , Class A
(a)
..................... 5,930 1,817,782
Chewy, Inc. , Class A
(a)
..................... 9,446 318,519
Dick's Sporting Goods, Inc. .................. 2,795 618,953
Five Below, Inc.
(a)
......................... 2,389 375,718
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 4,663 291,344
GameStop Corp. , Class A
(a) (b)
................. 17,491 389,875
Gap, Inc. (The) .......................... 9,089 207,684
Home Depot, Inc. (The) .................... 42,726 16,218,362
Lithia Motors, Inc. , Class A .................. 1,098 344,860
Lowe's Companies, Inc. .................... 24,093 5,737,266
Murphy USA, Inc. ........................ 791 283,336
O'Reilly Automotive, Inc.
(a)
................... 36,438 3,441,205
Penske Automotive Group, Inc. ............... 848 135,740
Ross Stores, Inc. ......................... 13,995 2,224,086
TJX Companies, Inc. (The) .................. 47,871 6,708,642
Tractor Supply Co. ........................ 22,803 1,233,870
Ulta Beauty, Inc.
(a)
........................ 1,923 999,729
Valvoline, Inc.
(a)
.......................... 5,499 181,522
Wayfair, Inc. , Class A
(a)
..................... 4,376 452,960
Williams-Sonoma, Inc. ..................... 5,354 1,040,496
47,829,801
a
Technology Hardware, Storage & Peripherals  —  6 .9%
Apple, Inc. ............................. 637,305 172,308,153
Dell Technologies, Inc. , Class C ............... 12,896 2,089,281
Hewlett Packard Enterprise Co. ............... 57,022 1,392,477
HP, Inc. ............................... 40,239 1,113,413
IonQ, Inc.
(a) (b)
............................ 12,748 795,220
NetApp, Inc. ............................ 8,593 1,012,084
Pure Storage, Inc. , Class A
(a)
................. 13,508 1,333,240
Sandisk Corp.
(a)
.......................... 5,759 1,147,941
Seagate Technology Holdings PLC ............. 9,193 2,352,305
Super Micro Computer, Inc.
(a)
................. 21,750 1,130,130
Western Digital Corp. ...................... 14,916 2,240,532
186,914,776
a
Textiles, Apparel & Luxury Goods  —  0 .2%
Crocs, Inc.
(a) (b)
........................... 2,329 190,256
Deckers Outdoor Corp.
(a)
.................... 6,508 530,402
Levi Strauss & Co. , Class A .................. 4,163 84,426
Lululemon Athletica, Inc.
(a)
................... 4,843 825,925
NIKE, Inc. , Class B ....................... 50,684 3,273,679
Ralph Lauren Corp. , Class A ................. 1,650 527,439
Tapestry, Inc. ............................ 8,882 975,421
VF Corp. .............................. 14,040 197,122
6,604,670
a
Tobacco  —  0 .5%
Altria Group, Inc. ......................... 72,071 4,063,363
Philip Morris International, Inc. ................ 66,842 9,647,306
13,710,669
a
Trading Companies & Distributors  —  0 .4%
Air Lease Corp. , Class A .................... 4,472 285,582
Applied Industrial Technologies, Inc. ............ 1,688 433,968
Core & Main, Inc. , Class A
(a)
.................. 8,287 432,416
Fastenal Co. ............................ 49,304 2,028,859
Ferguson Enterprises, Inc. ................... 8,530 2,119,705
FTAI Aviation Ltd. ......................... 4,388 758,685
MSC Industrial Direct Co., Inc. , Class A .......... 1,957 166,169
QXO, Inc.
(a) (b)
............................ 20,826 367,995

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Trading Companies & Distributors (continued)
SiteOne Landscape Supply, Inc.
(a) (b)
............. 1,951 $ 253,181
United Rentals, Inc. ....................... 2,759 2,403,586
Watsco, Inc. ............................ 1,500 552,015
WESCO International, Inc. ................... 2,090 542,418
WW Grainger, Inc. ........................ 1,876 1,836,604
12,181,183
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 8,380 1,076,244
Essential Utilities, Inc. ...................... 12,044 470,077
1,546,321
a
Wireless Telecommunication Services  —  0 .2%
GCI Liberty, Inc. , Class A
(a) (d)
................. 4,053 —
T-Mobile U.S., Inc. ........................ 20,782 4,365,259
4,365,259
Total Long-Term Investments — 99.8%
(Cost: $ 1,148,492,063 ) ............................... 2,719,387,069
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(c) (e) (f)
...................... 25,652,572 $ 25,665,398
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(c) (e)
............................ 3,978,636 3,978,636
a
Total Short-Term Securities — 1.1%
(Cost: $ 29,635,663 ) ................................. 29,644,034
Total Investments — 100.9%
(Cost: $ 1,178,127,726 ) ............................... 2,749,031,103
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (24,610,977)
Net Assets — 100.0% ................................. $ 2,724,420,126
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 21,304,135 $ 4,359,078
(a)
$ — $ (4) $ 2,189 $ 25,665,398 25,652,572 $ 79,089
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 3,163,706 814,930
(a)
— — — 3,978,636 3,978,636 65,201 —
BlackRock, Inc. ..... 5,634,584 140,067 (134,727) 38,689 1,018,567 6,697,180 6,185 65,260 —
$ 38,685 $ 1,020,756
$ 36,341,214
$ 209,550 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 13 12/19/25 $ 4,468 $ 123,104

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025

Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 123,104 $ — $ — $ — $ 123,104
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 691,856 $ — $ — $ — $ 691,856
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 64,599 $ — $ — $ — $ 64,599
Futures contracts
Average notional value of contracts — long ................................................................................... $ 4,146,325
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,719,387,069  $ —  $ —  $ 2,719,387,069
Short-Term Securities
Money Market Funds ...................................... 29,644,034  —  —  29,644,034
$ 2,749,031,103  $ —  $ —  $ 2,749,031,103
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 123,104  $ —  $ —  $ 123,104
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2025
iShares
®
ESG MSCI KLD 400 ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .2%
Axon Enterprise, Inc.
(a)
..................... 11,675 $ 8,548,785
a
Air Freight & Logistics  —  0 .3%
CH Robinson Worldwide, Inc. ................ 18,744 2,886,389
Expeditors International of Washington, Inc. ....... 21,806 2,658,151
United Parcel Service, Inc. , Class B ............ 115,702 11,155,987
16,700,527
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 34,399 2,789,759
Autoliv, Inc. ............................. 11,600 1,354,880
BorgWarner, Inc. ......................... 34,618 1,487,189
5,631,828
a
Automobiles  —  4 .2%
Harley-Davidson, Inc. ...................... 18,239 492,088
Lucid Group, Inc.
(a)
........................ 19,142 339,771
Rivian Automotive, Inc. , Class A
(a) (b)
............. 121,035 1,642,445
Tesla, Inc.
(a)
............................. 457,615 208,928,704
211,403,008
a
Banks  —  0 .9%
Bank of Hawaii Corp. ...................... 6,102 396,203
Cathay General Bancorp .................... 11,078 503,495
Citizens Financial Group, Inc. ................ 68,507 3,484,951
Comerica, Inc. ........................... 20,668 1,581,102
Huntington Bancshares, Inc. ................. 230,883 3,564,834
International Bancshares Corp. ............... 8,969 595,362
KeyCorp ............................... 148,258 2,607,858
M&T Bank Corp. ......................... 25,352 4,661,472
Old National Bancorp ...................... 55,672 1,137,379
PNC Financial Services Group, Inc. (The) ........ 62,494 11,408,280
Regions Financial Corp. .................... 142,016 3,436,787
Truist Financial Corp. ...................... 206,240 9,204,491
Zions Bancorp NA ........................ 23,491 1,224,116
43,806,330
a
Beverages  —  1 .6%
Coca-Cola Co. (The) ...................... 644,979 44,439,053
Keurig Dr Pepper, Inc. ..................... 203,811 5,535,507
PepsiCo, Inc. ........................... 216,268 31,594,592
81,569,152
a
Biotechnology  —  2 .6%
AbbVie, Inc. ............................ 278,849 60,800,236
Amgen, Inc. ............................ 84,940 25,348,644
Biogen, Inc.
(a)
........................... 23,008 3,549,444
BioMarin Pharmaceutical, Inc.
(a)
............... 30,293 1,622,796
Gilead Sciences, Inc. ...................... 196,518 23,540,891
Vertex Pharmaceuticals, Inc.
(a)
................ 40,570 17,265,375
132,127,386
a
Broadline Retail  —  0 .0%
Kohl's Corp. ............................ 18,103 294,536
a
Building Products  —  0 .9%
A O Smith Corp. ......................... 18,463 1,218,373
Allegion PLC ............................ 13,376 2,217,340
Builders FirstSource, Inc.
(a)
.................. 17,465 2,028,909
Carrier Global Corp. ....................... 121,900 7,251,831
Fortune Brands Innovations, Inc. .............. 18,832 956,666
Johnson Controls International PLC ............ 103,964 11,892,442
Lennox International, Inc. ................... 5,071 2,560,855
Masco Corp. ............................ 33,432 2,165,056
Security Shares Value
a
Building Products (continued)
Owens Corning .......................... 13,538 $ 1,723,523
Trane Technologies PLC .................... 35,231 15,806,388
47,821,383
a
Capital Markets  —  3 .9%
Ameriprise Financial, Inc. ................... 15,212 6,887,537
Bank of New York Mellon Corp. (The) ........... 113,025 12,198,788
BlackRock, Inc.
(c)
......................... 23,206 25,127,689
Cboe Global Markets, Inc. ................... 16,573 4,070,992
Charles Schwab Corp. (The) ................. 272,267 25,734,677
CME Group, Inc. , Class A ................... 56,933 15,115,142
FactSet Research Systems, Inc. ............... 5,968 1,592,263
Franklin Resources, Inc. .................... 45,820 1,035,990
Intercontinental Exchange, Inc. ............... 90,346 13,216,716
Invesco Ltd. ............................ 56,796 1,346,065
MarketAxess Holdings, Inc. .................. 5,972 955,878
Moody's Corp. ........................... 25,582 12,287,035
Morgan Stanley .......................... 189,037 31,002,068
Nasdaq, Inc. ............................ 68,012 5,814,346
Northern Trust Corp. ....................... 30,851 3,969,598
Raymond James Financial, Inc. ............... 30,278 4,804,210
S&P Global, Inc. ......................... 49,505 24,119,331
State Street Corp. ........................ 45,050 5,210,483
T Rowe Price Group, Inc. ................... 34,801 3,568,147
198,056,955
a
Chemicals  —  1 .5%
Air Products and Chemicals, Inc. .............. 35,156 8,528,494
Albemarle Corp. ......................... 18,585 1,825,605
Axalta Coating Systems Ltd.
(a)
................ 34,370 978,514
Ecolab, Inc. ............................ 40,304 10,333,946
HB Fuller Co. ........................... 8,686 498,316
International Flavors & Fragrances, Inc. .......... 40,302 2,537,817
Linde PLC ............................. 74,358 31,103,951
LyondellBasell Industries N.V. , Class A .......... 40,948 1,900,806
Minerals Technologies, Inc. .................. 5,106 289,765
Mosaic Co. (The) ......................... 49,418 1,356,524
PPG Industries, Inc. ....................... 35,933 3,512,451
Sherwin-Williams Co. (The) .................. 37,478 12,927,661
75,793,850
a
Commercial Services & Supplies  —  0 .2%
Copart, Inc.
(a)
........................... 145,297 6,249,224
Deluxe Corp. ............................ 6,628 120,033
HNI Corp. .............................. 7,695 314,879
Interface, Inc. ........................... 9,363 233,139
Steelcase, Inc. , Class A .................... 12,980 207,161
Tetra Tech, Inc. .......................... 38,972 1,246,325
Veralto Corp. ............................ 39,152 3,863,519
12,234,280
a
Communications Equipment  —  1 .2%
Cisco Systems, Inc. ....................... 627,511 45,877,329
F5, Inc.
(a)
.............................. 9,064 2,293,645
Motorola Solutions, Inc. .................... 26,367 10,723,723
58,894,697
a
Construction & Engineering  —  0 .3%
EMCOR Group, Inc. ....................... 7,072 4,779,116
Granite Construction, Inc.
(b)
.................. 6,724 691,967
Quanta Services, Inc. ...................... 23,395 10,507,396
15,978,479
a

iShares
®
ESG MSCI KLD 400 ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Construction Materials  —  0 .4%
CRH PLC .............................. 106,796 $ 12,719,403
Martin Marietta Materials, Inc. ................ 9,527 5,841,004
18,560,407
a
Consumer Finance  —  0 .8%
Ally Financial, Inc. ........................ 43,664 1,701,586
American Express Co. ..................... 88,398 31,887,810
Synchrony Financial ....................... 60,139 4,473,139
38,062,535
a
Consumer Staples Distribution & Retail  —  0 .4%
Kroger Co. (The) ......................... 99,425 6,326,413
Sysco Corp. ............................ 76,585 5,688,734
Target Corp. ............................ 71,782 6,655,627
United Natural Foods, Inc.
(a)
.................. 9,383 353,270
19,024,044
a
Containers & Packaging  —  0 .2%
Avery Dennison Corp. ...................... 12,207 2,134,882
Ball Corp. .............................. 41,593 1,954,871
International Paper Co. ..................... 79,380 3,067,243
Sealed Air Corp. ......................... 23,226 778,303
Sonoco Products Co. ...................... 15,720 637,761
8,573,060
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 21,975 2,797,637
LKQ Corp. ............................. 40,170 1,283,833
Pool Corp. ............................. 5,646 1,507,821
5,589,291
a
Diversified Telecommunication Services  —  0 .6%
Lumen Technologies, Inc.
(a)
.................. 153,279 1,575,708
Verizon Communications, Inc. ................ 664,998 26,427,021
28,002,729
a
Electric Utilities  —  0 .2%
Eversource Energy ....................... 57,981 4,279,578
Exelon Corp. ............................ 158,941 7,330,359
11,609,937
a
Electrical Equipment  —  0 .7%
Acuity, Inc. ............................. 4,806 1,754,430
Eaton Corp. PLC ......................... 61,821 23,588,421
Hubbell, Inc. ............................ 8,403 3,949,410
Rockwell Automation, Inc. ................... 17,775 6,547,599
Sensata Technologies Holding PLC ............ 23,788 757,172
36,597,032
a
Electronic Equipment, Instruments & Components  —  0 .8%
Cognex Corp. ........................... 26,228 1,085,577
Corning, Inc. ............................ 128,104 11,411,504
Flex Ltd.
(a)
.............................. 58,888 3,681,678
Itron, Inc.
(a)
............................. 7,379 740,335
Keysight Technologies, Inc.
(a)
................. 27,159 4,969,011
TE Connectivity PLC ...................... 46,850 11,572,418
Trimble, Inc.
(a) (b)
.......................... 37,697 3,006,336
Zebra Technologies Corp. , Class A
(a)
............ 7,965 2,144,576
38,611,435
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 156,395 7,571,082
Core Laboratories, Inc.
(b)
.................... 7,662 122,132
Halliburton Co. .......................... 136,452 3,662,372
NOV, Inc. .............................. 58,871 859,517
Security Shares Value
a
Energy Equipment & Services (continued)
TechnipFMC PLC ........................ 66,552 $ 2,751,925
14,967,028
a
Entertainment  —  0 .9%
Electronic Arts, Inc. ....................... 37,717 7,545,663
Walt Disney Co. (The) ..................... 283,560 31,934,527
Warner Bros Discovery, Inc. , Series A
(a)
.......... 370,735 8,323,001
47,803,191
a
Financial Services  —  3 .7%
Equitable Holdings, Inc. .................... 48,872 2,414,277
Fidelity National Information Services, Inc. ........ 83,009 5,189,723
Mastercard, Inc. , Class A .................... 135,162 74,608,072
PayPal Holdings, Inc.
(a)
..................... 145,963 10,110,857
Visa, Inc. , Class A ........................ 270,100 92,033,874
Voya Financial, Inc. ....................... 15,476 1,152,343
Western Union Co. (The) ................... 49,747 464,139
185,973,285
a
Food Products  —  0 .8%
Archer-Daniels-Midland Co. .................. 75,917 4,595,256
Bunge Global SA ......................... 22,109 2,091,511
Campbell's Company (The) .................. 30,645 923,334
Conagra Brands, Inc. ...................... 76,048 1,307,265
Darling Ingredients, Inc.
(a)
................... 25,303 810,961
General Mills, Inc. ........................ 85,692 3,994,104
Hormel Foods Corp. ....................... 47,602 1,027,727
Ingredion, Inc. ........................... 9,978 1,151,561
J M Smucker Co. (The) ..................... 16,769 1,736,430
Kellanova .............................. 43,879 3,644,590
Kraft Heinz Co. (The) ...................... 140,231 3,467,913
Lamb Weston Holdings, Inc. ................. 21,448 1,323,985
McCormick & Co., Inc. , NVS ................. 39,871 2,558,123
Mondelez International, Inc. , Class A ............ 204,234 11,735,286
40,368,046
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 25,166 4,321,506
New Jersey Resources Corp. ................. 15,945 706,363
UGI Corp. .............................. 33,209 1,110,177
6,138,046
a
Ground Transportation  —  0 .9%
ArcBest Corp. ........................... 3,919 291,260
Avis Budget Group, Inc.
(a)
................... 2,849 387,663
CSX Corp. ............................. 296,784 10,690,160
JB Hunt Transport Services, Inc. .............. 12,230 2,065,158
Knight-Swift Transportation Holdings, Inc. ........ 25,348 1,143,702
Norfolk Southern Corp. ..................... 35,611 10,091,445
Ryder System, Inc. ........................ 6,417 1,085,949
U-Haul Holding Co. , Series N , NVS ............. 15,214 737,727
Union Pacific Corp. ....................... 94,379 20,798,300
47,291,364
a
Health Care Equipment & Supplies  —  1 .0%
Align Technology, Inc.
(a)
..................... 11,014 1,518,610
Becton Dickinson & Co. .................... 45,220 8,081,266
Cooper Companies, Inc. (The)
(a)
............... 31,742 2,219,083
DENTSPLY SIRONA, Inc. ................... 32,663 411,880
Dexcom, Inc.
(a)
.......................... 61,803 3,598,171
Edwards Lifesciences Corp.
(a)
................ 92,723 7,645,011
Hologic, Inc.
(a)
........................... 35,208 2,602,223
IDEXX Laboratories, Inc.
(a)
................... 12,709 8,000,443
Insulet Corp.
(a)
........................... 11,058 3,461,265
ResMed, Inc. ........................... 23,160 5,717,741
STERIS PLC ............................ 15,548 3,664,664

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
ESG MSCI KLD 400 ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. ................ 31,065 $ 3,123,896
50,044,253
a
Health Care Providers & Services  —  1 .4%
Cardinal Health, Inc. ....................... 37,712 7,194,318
Cencora, Inc. ........................... 29,014 9,801,220
Centene Corp.
(a)
......................... 78,518 2,777,182
Cigna Group (The) ........................ 42,205 10,315,324
DaVita, Inc.
(a)
............................ 6,566 781,485
Elevance Health, Inc. ...................... 35,684 11,318,965
HCA Healthcare, Inc. ...................... 28,499 13,100,420
Henry Schein, Inc.
(a) (b)
...................... 17,466 1,103,851
Humana, Inc. ........................... 18,974 5,278,377
Labcorp Holdings, Inc. ..................... 13,300 3,377,668
Pediatrix Medical Group, Inc.
(a)
................ 12,869 218,387
Quest Diagnostics, Inc. ..................... 17,548 3,087,571
Select Medical Holdings Corp. ................ 17,222 238,180
68,592,948
a
Health Care REITs  —  0 .5%
Healthpeak Properties, Inc. .................. 110,151 1,977,211
Ventas, Inc. ............................ 71,257 5,258,054
Welltower, Inc. ........................... 103,236 18,689,845
25,925,110
a
Health Care Technology  —  0 .1%
Teladoc Health, Inc.
(a)
...................... 26,168 225,830
Veeva Systems, Inc. , Class A
(a)
............... 24,467 7,124,790
7,350,620
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 108,721 1,741,710
a
Hotels, Restaurants & Leisure  —  2 .2%
Aramark ............................... 40,780 1,544,746
Booking Holdings, Inc. ..................... 5,136 26,079,273
Choice Hotels International, Inc.
(b)
.............. 4,578 425,571
Darden Restaurants, Inc. ................... 18,410 3,316,561
Domino's Pizza, Inc. ....................... 5,146 2,050,475
Hilton Worldwide Holdings, Inc. ............... 37,554 9,649,876
Marriott International, Inc. , Class A ............. 36,782 9,584,654
McDonald's Corp. ........................ 112,780 33,656,935
Royal Caribbean Cruises Ltd. ................ 40,727 11,681,725
Starbucks Corp. .......................... 179,534 14,518,915
Vail Resorts, Inc. ......................... 6,008 891,167
113,399,898
a
Household Durables  —  0 .2%
Ethan Allen Interiors, Inc. ................... 3,535 85,441
Garmin Ltd. ............................. 25,858 5,532,061
La-Z-Boy, Inc. ........................... 6,415 203,355
Meritage Homes Corp. ..................... 11,150 753,294
Mohawk Industries, Inc.
(a)
................... 8,503 966,281
Newell Brands, Inc. ....................... 62,988 214,159
Whirlpool Corp. .......................... 8,583 614,800
8,369,391
a
Household Products  —  1 .5%
Church & Dwight Co., Inc. ................... 38,678 3,391,674
Clorox Co. (The) ......................... 19,647 2,209,502
Colgate-Palmolive Co. ..................... 121,404 9,354,178
Kimberly-Clark Corp. ...................... 52,387 6,271,248
Procter & Gamble Co. (The) ................. 370,139 55,657,801
76,884,403
a
Security Shares Value
a
Independent Power and Renewable Electricity Producers  —  0 .0%
Ormat Technologies, Inc. .................... 9,162 $ 974,562
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 85,023 14,156,330
a
Industrial REITs  —  0 .4%
Prologis, Inc. ............................ 146,567 18,187,499
a
Insurance  —  2 .0%
Allstate Corp. (The) ....................... 41,814 8,008,217
Arthur J Gallagher & Co. .................... 40,317 10,058,688
Chubb Ltd. ............................. 60,144 16,656,279
Hartford Insurance Group, Inc. (The) ............ 44,830 5,566,990
Lincoln National Corp. ..................... 27,427 1,151,934
Loews Corp. ............................ 28,312 2,818,743
Marsh & McLennan Companies, Inc. ............ 77,848 13,868,621
Principal Financial Group, Inc. ................ 35,603 2,992,076
Progressive Corp. (The) .................... 92,422 19,038,932
Prudential Financial, Inc. .................... 55,659 5,788,536
Travelers Companies, Inc. (The) ............... 35,792 9,614,447
Willis Towers Watson PLC ................... 15,595 4,882,795
100,446,258
a
Interactive Media & Services  —  9 .4%
Alphabet, Inc. , Class A ..................... 918,751 258,343,594
Alphabet, Inc. , Class C , NVS ................. 775,589 218,576,492
ZoomInfo Technologies, Inc.
(a)
................ 45,802 513,898
477,433,984
a
IT Services  —  1 .7%
Accenture PLC , Class A .................... 98,395 24,608,590
Akamai Technologies, Inc.
(a)
.................. 23,120 1,736,312
ASGN, Inc.
(a)
............................ 7,394 330,955
Cognizant Technology Solutions Corp. , Class A ..... 77,783 5,668,825
Gartner, Inc.
(a) (b)
.......................... 12,148 3,016,834
International Business Machines Corp. .......... 146,769 45,118,258
Okta, Inc. , Class A
(a)
....................... 26,017 2,381,336
Twilio, Inc. , Class A
(a)
...................... 24,101 3,250,743
86,111,853
a
Leisure Products  —  0 .1%
Hasbro, Inc. ............................ 20,860 1,591,827
Mattel, Inc.
(a)
............................ 51,000 937,380
Topgolf Callaway Brands Corp.
(a) (b)
............. 23,788 223,845
2,753,052
a
Life Sciences Tools & Services  —  1 .0%
Agilent Technologies, Inc. ................... 44,792 6,555,757
Bio-Techne Corp. ......................... 25,120 1,571,758
Danaher Corp. .......................... 101,763 21,917,715
Illumina, Inc.
(a)
........................... 24,795 3,063,174
IQVIA Holdings, Inc.
(a)
...................... 27,332 5,916,285
Mettler-Toledo International, Inc.
(a)
............. 3,267 4,627,020
Revvity, Inc. ............................ 18,620 1,742,646
Waters Corp.
(a)
.......................... 9,354 3,270,158
West Pharmaceutical Services, Inc. ............ 11,242 3,171,031
51,835,544
a
Machinery  —  2 .9%
AGCO Corp. ............................ 10,086 1,040,472
Caterpillar, Inc. .......................... 74,285 42,881,759
CNH Industrial N.V. ....................... 138,415 1,451,973
Cummins, Inc. ........................... 21,713 9,503,346
Deere & Co. ............................ 40,544 18,716,327
Dover Corp. ............................ 21,536 3,907,923
Flowserve Corp. ......................... 20,985 1,432,226

iShares
®
ESG MSCI KLD 400 ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Machinery (continued)
Fortive Corp. ............................ 53,871 $ 2,711,866
Graco, Inc. ............................. 26,117 2,135,587
IDEX Corp. ............................. 12,032 2,063,007
Illinois Tool Works, Inc. ..................... 43,953 10,721,016
Ingersoll Rand, Inc. ....................... 63,919 4,878,937
Lincoln Electric Holdings, Inc. ................ 8,849 2,074,648
Middleby Corp. (The)
(a)
..................... 8,031 997,691
PACCAR, Inc. ........................... 82,924 8,159,722
Parker-Hannifin Corp. ...................... 20,187 15,601,119
Pentair PLC ............................ 25,872 2,751,487
Snap-on, Inc. ........................... 8,294 2,783,052
Stanley Black & Decker, Inc. ................. 24,472 1,657,244
Tennant Co. ............................ 2,932 234,560
Timken Co. (The) ......................... 10,531 826,789
Westinghouse Air Brake Technologies Corp. ....... 26,937 5,507,000
Xylem, Inc. ............................. 38,271 5,773,180
147,810,931
a
Media  —  0 .1%
Cable One, Inc. .......................... 714 106,065
John Wiley & Sons, Inc. , Class A .............. 7,124 262,662
New York Times Co. (The) , Class A ............. 24,332 1,386,680
Omnicom Group, Inc. ...................... 30,808 2,311,216
Scholastic Corp. ......................... 4,152 119,038
4,185,661
a
Metals & Mining  —  0 .3%
Compass Minerals International, Inc.
(a)
........... 5,647 97,919
Newmont Corp. .......................... 173,926 14,082,788
14,180,707
a
Multi-Utilities  —  0 .4%
Avista Corp. ............................ 12,237 465,618
CMS Energy Corp. ........................ 47,371 3,484,137
Consolidated Edison, Inc. ................... 57,024 5,554,708
NiSource, Inc. ........................... 74,007 3,116,435
Sempra ............................... 103,165 9,484,990
22,105,888
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 23,615 1,681,152
COPT Defense Properties ................... 18,444 519,567
2,200,719
a
Oil, Gas & Consumable Fuels  —  0 .9%
Cheniere Energy, Inc. ...................... 35,037 7,427,844
HF Sinclair Corp. ......................... 25,432 1,312,291
Marathon Petroleum Corp. .................. 48,538 9,460,541
ONEOK, Inc. ............................ 98,355 6,589,785
Phillips 66 .............................. 64,126 8,730,114
Targa Resources Corp. ..................... 34,152 5,260,774
Valero Energy Corp. ....................... 49,487 8,391,016
47,172,365
a
Passenger Airlines  —  0 .0%
Delta Air Lines, Inc. ....................... 25,812 1,481,093
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 36,943 3,572,019
a
Pharmaceuticals  —  1 .2%
Bristol-Myers Squibb Co. .................... 320,466 14,763,869
Jazz Pharmaceuticals PLC
(a)
................. 9,110 1,253,900
Merck & Co., Inc. ......................... 396,644 34,103,451
Zoetis, Inc. , Class A ....................... 70,338 10,135,003
60,256,223
a
Security Shares Value
a
Professional Services  —  0 .6%
Automatic Data Processing, Inc. ............... 63,966 $ 16,650,350
Broadridge Financial Solutions, Inc. ............ 18,473 4,071,449
Exponent, Inc. ........................... 8,188 579,792
Heidrick & Struggles International, Inc. .......... 2,859 166,880
ICF International, Inc. ...................... 3,063 245,898
Jacobs Solutions, Inc. ...................... 18,959 2,954,002
ManpowerGroup, Inc. ...................... 7,420 227,497
Paycom Software, Inc. ..................... 8,188 1,531,893
Robert Half, Inc. ......................... 16,768 439,154
TransUnion ............................. 30,931 2,510,978
29,377,893
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 47,101 7,179,605
Jones Lang LaSalle, Inc.
(a)
................... 7,477 2,281,158
9,460,763
a
Residential REITs  —  0 .1%
AvalonBay Communities, Inc. ................ 22,406 3,896,852
Equity Residential ........................ 57,025 3,389,566
7,286,418
a
Retail REITs  —  0 .2%
Federal Realty Investment Trust ............... 12,913 1,242,102
Macerich Co. (The) ....................... 39,388 675,504
Simon Property Group, Inc. .................. 51,391 9,032,482
10,950,088
a
Semiconductors & Semiconductor Equipment  —  19 .8%
Advanced Micro Devices, Inc.
(a)
............... 255,961 65,556,731
Analog Devices, Inc. ....................... 78,392 18,353,919
Applied Materials, Inc. ..................... 126,723 29,539,131
First Solar, Inc.
(a)
......................... 16,059 4,286,789
Intel Corp.
(a)
............................ 689,127 27,558,189
Lam Research Corp. ...................... 202,014 31,809,124
Microchip Technology, Inc. ................... 85,200 5,318,184
NVIDIA Corp. ........................... 3,851,812 779,953,412
NXP Semiconductors N.V. ................... 39,913 8,346,607
ON Semiconductor Corp.
(a)
.................. 65,859 3,298,219
Skyworks Solutions, Inc. .................... 23,705 1,842,353
Texas Instruments, Inc. ..................... 143,256 23,130,114
998,992,772
a
Software  —  17 .5%
Adobe, Inc.
(a)
............................ 67,019 22,807,236
Atlassian Corp. , Class A
(a)
................... 26,002 4,405,259
Autodesk, Inc.
(a)
.......................... 33,726 10,162,993
Cadence Design Systems, Inc.
(a)
.............. 43,140 14,611,087
Dynatrace, Inc.
(a)
......................... 47,380 2,396,007
Fair Isaac Corp.
(a)
......................... 3,836 6,365,957
Fortinet, Inc.
(a)
........................... 102,781 8,883,362
Gen Digital, Inc. .......................... 82,938 2,186,246
Guidewire Software, Inc.
(a)
................... 12,573 2,937,556
HubSpot, Inc.
(a)
.......................... 7,884 3,878,297
Intuit, Inc. .............................. 43,999 29,371,532
Microsoft Corp. .......................... 1,114,644 577,173,810
Oracle Corp. ............................ 267,434 70,230,843
Palo Alto Networks, Inc.
(a)
................... 105,344 23,200,962
PTC, Inc.
(a)
............................. 18,865 3,745,457
RingCentral, Inc. , Class A
(a)
.................. 12,088 364,090
Roper Technologies, Inc. .................... 16,975 7,573,396
Salesforce, Inc. .......................... 150,998 39,321,389
ServiceNow, Inc.
(a)
........................ 32,728 30,086,196
Synopsys, Inc.
(a)
......................... 29,210 13,256,082
Teradata Corp.
(a)
......................... 13,599 283,539
Workday, Inc. , Class A
(a)
.................... 34,124 8,187,030

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
ESG MSCI KLD 400 ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Software (continued)
Zscaler, Inc.
(a)
........................... 15,933 $ 5,276,054
886,704,380
a
Specialized REITs  —  1 .0%
American Tower Corp. ..................... 73,977 13,240,403
Crown Castle, Inc. ........................ 68,793 6,206,504
Digital Realty Trust, Inc. .................... 53,036 9,037,865
Equinix, Inc. ............................ 15,451 13,071,701
Iron Mountain, Inc. ........................ 46,482 4,785,322
SBA Communications Corp. , Class A ............ 17,048 3,264,351
49,606,146
a
Specialty Retail  —  2 .0%
AutoNation, Inc.
(a)
......................... 4,446 888,622
Best Buy Co., Inc. ........................ 31,472 2,585,110
Buckle, Inc. (The) ........................ 4,492 246,162
CarMax, Inc.
(a) (b)
.......................... 23,296 976,335
GameStop Corp. , Class A
(a) (b)
................. 67,313 1,500,407
Gap, Inc. (The) .......................... 38,860 887,951
Home Depot, Inc. (The) .................... 157,066 59,620,683
Lowe's Companies, Inc. .................... 88,363 21,041,881
ODP Corp. (The)
(a)
........................ 5,527 154,093
Signet Jewelers Ltd. ....................... 6,106 603,578
Tractor Supply Co. ........................ 83,753 4,531,875
Ulta Beauty, Inc.
(a)
........................ 7,087 3,684,390
Williams-Sonoma, Inc. ..................... 19,472 3,784,188
100,505,275
a
Technology Hardware, Storage & Peripherals  —  0 .8%
Dell Technologies, Inc. , Class C ............... 51,153 8,287,297
Hewlett Packard Enterprise Co. ............... 206,623 5,045,734
HP, Inc. ............................... 148,368 4,105,343
NetApp, Inc. ............................ 31,649 3,727,619
Seagate Technology Holdings PLC ............. 33,393 8,544,601
Western Digital Corp. ...................... 55,112 8,278,373
Xerox Holdings Corp. ...................... 18,688 62,044
38,051,011
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Capri Holdings Ltd.
(a)
...................... 18,512 384,124
Columbia Sportswear Co. ................... 4,513 223,980
Deckers Outdoor Corp.
(a)
.................... 23,612 1,924,378
Hanesbrands, Inc.
(a)
....................... 55,760 368,573
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc. , Class B ....................... 185,457 $ 11,978,668
PVH Corp. ............................. 7,591 594,603
Under Armour, Inc. , Class A
(a)
................. 29,248 134,833
Under Armour, Inc. , Class C , NVS
(a)
............ 23,580 104,695
VF Corp. .............................. 52,420 735,977
Wolverine World Wide, Inc. .................. 12,798 290,515
16,740,346
a
Trading Companies & Distributors  —  0 .7%
Air Lease Corp. , Class A .................... 16,752 1,069,783
Applied Industrial Technologies, Inc. ............ 5,966 1,533,799
Fastenal Co. ............................ 180,728 7,436,957
Ferguson Enterprises, Inc. ................... 31,150 7,740,775
United Rentals, Inc. ....................... 10,271 8,947,890
WW Grainger, Inc. ........................ 7,205 7,053,695
33,782,899
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 30,936 3,973,110
Essential Utilities, Inc. ...................... 44,253 1,727,195
5,700,305
Total Long-Term Investments — 99.8%
(Cost: $ 2,853,488,575 ) ............................... 5,050,363,943
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(c) (d) (e)
...................... 9,657,436 9,662,265
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(c) (d)
............................ 5,368,352 5,368,352
a
Total Short-Term Securities — 0.3%
(Cost: $ 15,027,847 ) ................................. 15,030,617
Total Investments — 100.1%
(Cost: $ 2,868,516,422 ) ............................... 5,065,394,560
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (6,834,649)
Net Assets — 100.0% ................................. $ 5,058,559,911
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 7,880,749 $ 1,780,491
(a)
$ — $ 365 $ 660 $ 9,662,265 9,657,436 $ 33,880
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 7,162,738 — (1,794,386)
(a)
— — 5,368,352 5,368,352 135,017 —

iShares
®
ESG MSCI KLD 400 ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock, Inc. .... $ 22,562,108 $ 125,008 $ (1,691,324) $ 876,351 $ 3,255,546 $ 25,127,689 23,206 $ 249,377 $ —
$ 876,716 $ 3,256,206
$ 40,158,306
$ 418,274 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 22 12/19/25 $ 7,561 $ 167,309
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 167,309 $ — $ — $ — $ 167,309
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 1,592,182 $ — $ — $ — $ 1,592,182
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 158,387 $ — $ — $ — $ 158,387
Futures contracts
Average notional value of contracts — long ................................................................................... $ 7,127,181
a

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
ESG MSCI KLD 400 ETF

2025
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,050,363,943  $ —  $ —  $ 5,050,363,943
Short-Term Securities
Money Market Funds ...................................... 15,030,617  —  —  15,030,617
$ 5,065,394,560  $ —  $ —  $ 5,065,394,560
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 167,309  $ —  $ —  $ 167,309
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
ESG Optimized MSCI USA ETF
Schedule of Investments
(unaudited)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.0%
Axon Enterprise, Inc.
(a)
..................... 25,484 $ 18,660,149
General Electric Co.
(b)
...................... 40,432 12,491,467
Howmet Aerospace, Inc. .................... 24,435 5,032,388
36,184,004
a
Air Freight & Logistics  — 1.0%
CH Robinson Worldwide, Inc. ................ 80,089 12,332,905
Expeditors International of Washington, Inc. ....... 186,912 22,784,573
35,117,478
a
Automobile Components  — 0.1%
Aptiv PLC
(a)
............................. 49,607 4,023,128
a
Automobiles  — 2.3%
Rivian Automotive, Inc., Class A
(a)(b)
............. 287,417 3,900,248
Tesla, Inc.
(a)
............................. 176,746 80,695,154
84,595,402
a
Banks  — 0.4%
Huntington Bancshares, Inc. ................. 321,388 4,962,231
PNC Financial Services Group, Inc. (The) ........ 57,067 10,417,581
15,379,812
a
Beverages  — 1.3%
Coca-Cola Co. (The) ...................... 615,613 42,415,736
Keurig Dr Pepper, Inc. ..................... 135,870 3,690,229
46,105,965
a
Biotechnology  — 2.1%
Alnylam Pharmaceuticals, Inc.
(a)
............... 19,546 8,913,758
Amgen, Inc. ............................ 39,995 11,935,708
Biogen, Inc.
(a)
........................... 25,673 3,960,574
Gilead Sciences, Inc. ...................... 324,731 38,899,526
Regeneron Pharmaceuticals, Inc. .............. 6,116 3,986,409
Vertex Pharmaceuticals, Inc.
(a)
................ 25,535 10,866,930
78,562,905
a
Broadline Retail  — 0.5%
MercadoLibre, Inc.
(a)
....................... 8,220 19,130,077
a
Building Products  — 1.7%
Carrier Global Corp. ....................... 92,412 5,497,590
Johnson Controls International PLC ............ 117,541 13,445,515
Lennox International, Inc. ................... 15,200 7,676,000
Trane Technologies PLC .................... 79,978 35,882,130
62,501,235
a
Capital Markets  — 4.6%
Bank of New York Mellon Corp. (The) ........... 282,304 30,469,071
Cboe Global Markets, Inc. ................... 30,752 7,553,921
Charles Schwab Corp. (The) ................. 52,485 4,960,882
FactSet Research Systems, Inc. ............... 10,896 2,907,053
Intercontinental Exchange, Inc. ............... 42,751 6,254,044
Moody's Corp. ........................... 37,313 17,921,434
Morgan Stanley .......................... 276,148 45,288,272
Nasdaq, Inc. ............................ 103,887 8,881,300
Raymond James Financial, Inc. ............... 61,478 9,754,714
S&P Global, Inc. ......................... 61,906 30,161,222
State Street Corp. ........................ 43,784 5,064,057
169,215,970
a
Chemicals  — 1.1%
Ecolab, Inc. ............................ 141,037 36,161,887
Linde PLC ............................. 7,236 3,026,819
Security Shares Value
a
Chemicals (continued)
PPG Industries, Inc. ....................... 30,949 $ 3,025,264
42,213,970
a
Commercial Services & Supplies  — 0.5%
Veralto Corp. ............................ 201,261 19,860,436
a
Communications Equipment  — 1.1%
Arista Networks, Inc.
(a)
..................... 115,211 18,167,623
Cisco Systems, Inc. ....................... 294,494 21,530,456
39,698,079
a
Construction & Engineering  — 0.1%
Quanta Services, Inc. ...................... 9,196 4,130,199
a
Construction Materials  — 1.1%
CRH PLC .............................. 333,113 39,673,758
a
Consumer Finance  — 1.3%
American Express Co. ..................... 116,230 41,927,648
Synchrony Financial ....................... 96,012 7,141,372
49,069,020
a
Consumer Staples Distribution & Retail  — 0.5%
Costco Wholesale Corp. .................... 13,485 12,290,903
Target Corp. ............................ 56,988 5,283,928
17,574,831
a
Containers & Packaging  — 0.2%
Ball Corp. .............................. 75,819 3,563,493
International Paper Co. ..................... 72,591 2,804,916
6,368,409
a
Distributors  — 0.1%
Genuine Parts Co. ........................ 25,510 3,247,678
a
Diversified Telecommunication Services  — 0.4%
Verizon Communications, Inc. ................ 335,201 13,320,888
a
Electric Utilities  — 0.4%
Eversource Energy ....................... 199,998 14,761,852
a
Electrical Equipment  — 0.3%
GE Vernova, Inc. ......................... 20,046 11,729,716
a
Electronic Equipment, Instruments & Components  — 0.3%
Keysight Technologies, Inc.
(a)
................. 63,232 11,568,927
a
Energy Equipment & Services  — 0.5%
Baker Hughes Co., Class A .................. 389,411 18,851,387
a
Entertainment  — 2.3%
Electronic Arts, Inc. ....................... 142,495 28,507,550
Netflix, Inc.
(a)
............................ 24,342 27,235,290
ROBLOX Corp., Class A
(a)
................... 28,664 3,259,670
Take-Two Interactive Software, Inc.
(a)
............ 21,778 5,583,226
Walt Disney Co. (The) ..................... 106,833 12,031,532
Warner Bros Discovery, Inc., Series A
(a)
.......... 352,558 7,914,927
84,532,195
a
Financial Services  — 2.2%
Fidelity National Information Services, Inc. ........ 53,188 3,325,314
Mastercard, Inc., Class A .................... 71,453 39,441,342
Visa, Inc., Class A ........................ 117,191 39,931,661
82,698,317
a

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
ESG Optimized MSCI USA ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Food Products  — 1.9%
Bunge Global SA ......................... 146,940 $ 13,900,524
General Mills, Inc. ........................ 386,604 18,019,612
Kellanova .............................. 379,616 31,530,905
Kraft Heinz Co. (The) ...................... 125,339 3,099,634
McCormick & Co., Inc., NVS ................. 52,602 3,374,944
69,925,619
a
Health Care Equipment & Supplies  — 2.0%
Cooper Companies, Inc. (The)
(a)
............... 47,219 3,301,080
Edwards Lifesciences Corp.
(a)
................ 268,415 22,130,817
IDEXX Laboratories, Inc.
(a)
................... 34,984 22,022,778
Solventum Corp.
(a)
........................ 47,345 3,268,699
STERIS PLC ............................ 71,199 16,781,604
Zimmer Biomet Holdings, Inc. ................ 64,002 6,436,041
73,941,019
a
Health Care Providers & Services  — 1.4%
DaVita, Inc.
(a)
............................ 25,797 3,070,359
Elevance Health, Inc. ...................... 44,594 14,145,217
HCA Healthcare, Inc. ...................... 20,118 9,247,842
Humana, Inc. ........................... 12,920 3,594,215
Labcorp Holdings, Inc. ..................... 24,718 6,277,383
Quest Diagnostics, Inc. ..................... 91,541 16,106,639
52,441,655
a
Health Care REITs  — 0.3%
Welltower, Inc. ........................... 68,639 12,426,405
a
Health Care Technology  — 0.2%
Veeva Systems, Inc., Class A
(a)
............... 19,452 5,664,422
a
Hotels, Restaurants & Leisure  — 1.0%
Booking Holdings, Inc. ..................... 3,833 19,462,977
Chipotle Mexican Grill, Inc.
(a)
................. 82,787 2,623,520
DoorDash, Inc., Class A
(a)
................... 26,880 6,837,466
Hilton Worldwide Holdings, Inc. ............... 12,841 3,299,623
Royal Caribbean Cruises Ltd. ................ 13,642 3,912,935
36,136,521
a
Household Products  — 1.4%
Church & Dwight Co., Inc. ................... 64,404 5,647,587
Clorox Co. (The) ......................... 106,842 12,015,451
Kimberly-Clark Corp. ...................... 109,692 13,131,229
Procter & Gamble Co. (The) ................. 149,720 22,513,397
53,307,664
a
Industrial Conglomerates  — 0.8%
3M Co. ................................ 186,473 31,047,755
a
Insurance  — 2.3%
Arch Capital Group Ltd. .................... 77,168 6,660,370
Hartford Insurance Group, Inc. (The) ............ 141,599 17,583,764
Marsh & McLennan Companies, Inc. ............ 42,875 7,638,181
Progressive Corp. (The) .................... 53,151 10,949,106
Prudential Financial, Inc. .................... 292,998 30,471,792
Travelers Companies, Inc. (The) ............... 43,400 11,658,108
84,961,321
a
Interactive Media & Services  — 4.7%
Alphabet, Inc., Class A ..................... 290,618 81,718,876
Alphabet, Inc., Class C, NVS ................. 326,749 92,084,403
173,803,279
IT Services  — 2.8%
Accenture PLC, Class A .................... 52,347 13,091,985
Akamai Technologies, Inc.
(a)
.................. 46,668 3,504,767
Cloudflare, Inc., Class A
(a)
................... 21,583 5,466,974
Security Shares Value
a
IT Services (continued)
Gartner, Inc.
(a)
........................... 14,258 $ 3,540,832
GoDaddy, Inc., Class A
(a)
.................... 71,472 9,515,067
International Business Machines Corp. .......... 110,063 33,834,467
MongoDB, Inc., Class A
(a)
................... 17,199 6,188,544
Okta, Inc., Class A
(a)
....................... 52,123 4,770,818
Snowflake, Inc.
(a)
......................... 32,878 9,037,505
Twilio, Inc., Class A
(a)
...................... 95,957 12,942,680
101,893,639
a
Life Sciences Tools & Services  — 1.7%
Agilent Technologies, Inc. ................... 88,103 12,894,755
Danaher Corp. .......................... 58,070 12,507,117
IQVIA Holdings, Inc.
(a)
...................... 24,545 5,313,011
Mettler-Toledo International, Inc.
(a)
............. 6,658 9,429,659
Revvity, Inc. ............................ 42,133 3,943,227
Waters Corp.
(a)
.......................... 32,688 11,427,725
West Pharmaceutical Services, Inc. ............ 24,261 6,843,300
62,358,794
a
Machinery  — 2.6%
Caterpillar, Inc. .......................... 11,018 6,360,251
CNH Industrial N.V. ....................... 582,636 6,111,852
Cummins, Inc. ........................... 75,399 33,000,634
Deere & Co. ............................ 7,234 3,339,431
Pentair PLC ............................ 252,469 26,850,078
Xylem, Inc. ............................. 134,961 20,358,867
96,021,113
a
Metals & Mining  — 0.4%
Newmont Corp. .......................... 161,910 13,109,853
a
Multi-Utilities  — 0.6%
NiSource, Inc. ........................... 486,199 20,473,840
a
Oil, Gas & Consumable Fuels  — 2.4%
Cheniere Energy, Inc. ...................... 113,341 24,028,292
ONEOK, Inc. ............................ 379,921 25,454,707
Targa Resources Corp. ..................... 125,282 19,298,439
Valero Energy Corp. ....................... 26,249 4,450,781
Williams Companies, Inc. (The) ............... 293,897 17,007,819
90,240,038
a
Passenger Airlines  — 0.2%
Delta Air Lines, Inc. ....................... 125,228 7,185,583
a
Pharmaceuticals  — 2.0%
Eli Lilly & Co. ........................... 57,143 49,306,409
Merck & Co., Inc. ......................... 55,663 4,785,905
Zoetis, Inc., Class A ....................... 147,893 21,309,902
75,402,216
a
Professional Services  — 1.8%
Automatic Data Processing, Inc. ............... 141,674 36,877,742
Broadridge Financial Solutions, Inc. ............ 79,693 17,564,337
Jacobs Solutions, Inc. ...................... 77,111 12,014,665
66,456,744
a
Real Estate Management & Development  — 0.4%
CBRE Group, Inc., Class A
(a)
................. 91,956 14,016,853
a
Semiconductors & Semiconductor Equipment  — 16.0%
Advanced Micro Devices, Inc.
(a)
............... 120,256 30,799,967
Analog Devices, Inc. ....................... 28,603 6,696,820
Applied Materials, Inc. ..................... 169,261 39,454,739
Broadcom, Inc. .......................... 280,857 103,813,173
Intel Corp.
(a)
............................ 384,825 15,389,152
Lam Research Corp. ...................... 164,197 25,854,459

iShares
®
ESG Optimized MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc. .................... 71,585 $ 6,710,378
Micron Technology, Inc. ..................... 35,717 7,992,393
NVIDIA Corp. ........................... 1,543,931 312,630,588
NXP Semiconductors N.V. ................... 94,576 19,777,733
Texas Instruments, Inc. ..................... 125,147 20,206,235
589,325,637
a
Software  — 12.4%
Adobe, Inc.
(a)
............................ 50,083 17,043,746
AppLovin Corp., Class A
(a)
................... 9,186 5,854,513
Atlassian Corp., Class A
(a)
................... 25,804 4,371,714
Autodesk, Inc.
(a)
.......................... 89,807 27,062,441
Cadence Design Systems, Inc.
(a)
.............. 45,831 15,522,501
HubSpot, Inc.
(a)
.......................... 8,856 4,356,444
Intuit, Inc. .............................. 48,523 32,391,529
Microsoft Corp. .......................... 413,409 214,067,314
Palo Alto Networks, Inc.
(a)
................... 135,122 29,759,269
PTC, Inc.
(a)
............................. 22,670 4,500,902
Salesforce, Inc. .......................... 119,286 31,063,267
ServiceNow, Inc.
(a)
........................ 38,552 35,440,083
Strategy, Inc., Class A
(a)(b)
................... 9,981 2,689,979
Synopsys, Inc.
(a)
......................... 25,655 11,642,752
Workday, Inc., Class A
(a)
.................... 52,706 12,645,224
Zscaler, Inc.
(a)
........................... 29,503 9,769,623
458,181,301
a
Specialized REITs  — 2.0%
American Tower Corp. ..................... 59,320 10,617,094
Crown Castle, Inc. ........................ 122,147 11,020,102
Digital Realty Trust, Inc. .................... 119,540 20,370,811
Equinix, Inc. ............................ 29,467 24,929,377
Iron Mountain, Inc. ........................ 59,536 6,129,231
73,066,615
a
Specialty Retail  — 3.3%
Best Buy Co., Inc. ........................ 146,111 12,001,558
Carvana Co., Class A
(a)
..................... 10,119 3,101,878
Home Depot, Inc. (The) .................... 134,038 50,879,484
Lowe's Companies, Inc. .................... 89,841 21,393,837
Tractor Supply Co. ........................ 356,420 19,285,886
Ulta Beauty, Inc.
(a)
........................ 6,596 3,429,129
Security Shares Value
a
Specialty Retail (continued)
Williams-Sonoma, Inc. ..................... 65,533 $ 12,735,683
122,827,455
a
Technology Hardware, Storage & Peripherals  — 6.4%
Apple, Inc. ............................. 743,506 201,021,717
Hewlett Packard Enterprise Co. ............... 512,676 12,519,548
NetApp, Inc. ............................ 31,648 3,727,501
Western Digital Corp. ...................... 125,531 18,856,012
236,124,778
a
Textiles, Apparel & Luxury Goods  — 0.3%
Deckers Outdoor Corp.
(a)
.................... 100,529 8,193,113
Lululemon Athletica, Inc.
(a)
................... 17,746 3,026,403
11,219,516
a
Trading Companies & Distributors  — 0.9%
Ferguson Enterprises, Inc. ................... 34,640 8,608,040
United Rentals, Inc. ....................... 4,551 3,964,740
WW Grainger, Inc. ........................ 21,604 21,150,316
33,723,096
Total Long-Term Investments — 99.6%
(Cost: $2,744,470,767) ............................... 3,675,398,369
a
Short-Term Securities
Money Market Funds  —  0.5%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.27%
(c)(d)(e)
...................... 6,138,370 6,141,439
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.05%
(c)(d)
............................ 10,869,028 10,869,028
a
Total Short-Term Securities — 0.5%
(Cost: $17,008,782) ................................. 17,010,467
Total Investments — 100.1%
(Cost: $2,761,479,549) ............................... 3,692,408,836
Liabilities in Excess of Other Assets — (0.1)% ............... (3,591,005)
Net Assets — 100.0% ................................. $ 3,688,817,831
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 6,508,461 $ — $ (369,317)
(a)
$ 2,602 $ (307) $ 6,141,439 6,138,370 $ 15,175
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 4,294,342 6,574,686
(a)
— — — 10,869,028 10,869,028 101,559 —
$ 2,602 $ (307)
$ 17,010,467
$ 116,734 $ —

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
ESG Optimized MSCI USA ETF

2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 37 12/19/25 $ 12,717 $ (16,194)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 16,194 $ — $ — $ — $ 16,194
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 1,303,643 $ — $ — $ — $ 1,303,643
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (3,329) $ — $ — $ — $ (3,329)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 8,748,794
a

iShares
®
ESG Optimized MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,675,398,369 $ — $ — $ 3,675,398,369
Short-Term Securities
Money Market Funds ...................................... 17,010,467 — — 17,010,467
$ 3,692,408,836 $ — $ — $ 3,692,408,836
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (16,194) $ — $ — $ (16,194)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2025
iShares
®
U.S. Basic Materials ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  3 .3%
Carpenter Technology Corp. ................. 38,319 $ 12,104,972
Hexcel Corp. ............................ 63,016 4,499,342
16,604,314
a
Chemicals  —  46 .3%
Air Products and Chemicals, Inc. .............. 80,375 19,498,171
Albemarle Corp. ......................... 93,575 9,191,872
Ashland, Inc. ............................ 36,097 1,765,143
Celanese Corp. .......................... 88,854 3,415,548
CF Industries Holdings, Inc. .................. 128,375 10,692,354
Eastman Chemical Co. ..................... 91,390 5,439,533
Ecolab, Inc. ............................ 136,116 34,900,142
Element Solutions, Inc. ..................... 179,315 4,791,297
FMC Corp. ............................. 98,804 1,498,857
Huntsman Corp. ......................... 130,867 1,083,579
International Flavors & Fragrances, Inc. .......... 204,013 12,846,698
Linde PLC ............................. 239,568 100,211,294
LyondellBasell Industries N.V. , Class A .......... 203,992 9,469,309
Mosaic Co. (The) ......................... 251,264 6,897,197
NewMarket Corp. ......................... 4,712 3,618,345
Olin Corp. .............................. 91,431 1,892,622
Scotts Miracle-Gro Co. (The) ................. 34,764 1,860,569
Westlake Corp. .......................... 26,607 1,830,828
230,903,358
a
Containers & Packaging  —  4 .8%
Avery Dennison Corp. ...................... 61,944 10,833,386
International Paper Co. ..................... 333,155 12,873,109
23,706,495
a
Machinery  —  4 .7%
Mueller Industries, Inc. ..................... 86,351 9,141,980
RBC Bearings, Inc.
(a)
...................... 24,680 10,576,121
Timken Co. (The) ......................... 49,804 3,910,112
23,628,213
a
Security Shares Value
a
Metals & Mining  —  37 .0%
Alcoa Corp. ............................. 205,767 $ 7,570,168
Anglogold Ashanti PLC ..................... 264,101 17,958,868
Cleveland-Cliffs, Inc.
(a)
..................... 387,478 4,816,351
Freeport-McMoRan, Inc. .................... 783,560 32,674,452
MP Materials Corp. , Class A
(a) (b)
............... 104,020 6,562,622
Newmont Corp. .......................... 587,023 47,531,252
Nucor Corp. ............................ 120,317 18,053,566
Reliance, Inc. ........................... 42,034 11,871,663
Royal Gold, Inc. .......................... 65,259 11,406,621
Southern Copper Corp. ..................... 65,732 9,123,602
Steel Dynamics, Inc. ....................... 108,342 16,988,025
184,557,190
a
Trading Companies & Distributors  —  3 .7%
Fastenal Co. ............................ 446,299 18,365,204
a
Total Long-Term Investments — 99.8%
(Cost: $ 550,858,381 ) ................................ 497,764,774
a
Short-Term Securities
Money Market Funds  —  1 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(c) (d) (e)
...................... 6,761,399 6,764,780
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(c) (d)
............................ 486,891 486,891
a
Total Short-Term Securities — 1.5%
(Cost: $ 7,251,022 ) .................................. 7,251,671
Total Investments — 101.3%
(Cost: $ 558,109,403 ) ................................ 505,016,445
Liabilities in Excess of Other Assets — ( 1 .3 ) % ............... (6,397,087)
Net Assets — 100.0% ................................. $ 498,619,358
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 6,013,342 $ 749,610
(a)
$ — $ 1,562 $ 266 $ 6,764,780 6,761,399 $ 10,536
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 851,975 — (365,084)
(a)
— — 486,891 486,891 16,798 —
$ 1,562 $ 266
$ 7,251,671
$ 27,334 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
U.S. Basic Materials ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Materials Select Sector Index ........................................................ 10 12/19/25 $ 912 $ (43,025)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 43,025 $ — $ — $ — $ 43,025
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 58,647 $ — $ — $ — $ 58,647
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (35,815) $ — $ — $ — $ (35,815)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 829,810
a

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Basic Materials ETF

2025
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 497,764,774  $ —  $ —  $ 497,764,774
Short-Term Securities
Money Market Funds ...................................... 7,251,671  —  —  7,251,671
$ 505,016,445  $ —  $ —  $ 505,016,445
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (43,025) $ —  $ —  $ (43,025)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  0 .7%
Aptiv PLC
(a)
............................. 60,793 $ 4,930,312
BorgWarner, Inc. ......................... 60,980 2,619,701
Gentex Corp. ........................... 63,314 1,484,713
Lear Corp. ............................. 14,936 1,563,053
QuantumScape Corp. , Class A
(a)
............... 116,969 2,156,908
12,754,687
a
Automobiles  —  11 .3%
Ford Motor Co. .......................... 1,092,558 14,345,287
General Motors Co. ....................... 266,471 18,410,481
Harley-Davidson, Inc. ...................... 30,641 826,694
Lucid Group, Inc.
(a) (b)
....................... 34,237 607,707
Rivian Automotive, Inc. , Class A
(a) (b)
............. 216,898 2,943,306
Tesla, Inc.
(a)
............................. 357,035 163,007,900
Thor Industries, Inc. ....................... 14,252 1,487,196
201,628,571
a
Broadline Retail  —  16 .2%
Amazon.com, Inc.
(a)
....................... 1,070,158 261,353,987
Coupang, Inc.
(a)
.......................... 347,481 11,108,968
Dillard's, Inc. , Class A ...................... 825 495,066
eBay, Inc. .............................. 128,895 10,480,452
Etsy, Inc.
(a)
............................. 27,446 1,701,652
Macy's, Inc. ............................ 75,586 1,473,171
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 17,125 2,068,871
288,682,167
a
Commercial Services & Supplies  —  1 .1%
Copart, Inc.
(a)
........................... 247,492 10,644,631
RB Global, Inc. .......................... 51,884 5,147,930
Rollins, Inc. ............................. 78,541 4,524,747
20,317,308
a
Consumer Staples Distribution & Retail  —  9 .8%
BJ's Wholesale Club Holdings, Inc.
(a) (b)
........... 36,578 3,228,374
Costco Wholesale Corp. .................... 79,370 72,341,787
Dollar General Corp. ...................... 61,479 6,065,518
Dollar Tree, Inc.
(a)
......................... 55,159 5,467,360
Target Corp. ............................ 127,202 11,794,170
Walmart, Inc. ............................ 746,835 75,564,765
174,461,974
a
Distributors  —  0 .6%
Genuine Parts Co. ........................ 38,804 4,940,137
LKQ Corp. ............................. 71,882 2,297,349
Pool Corp. ............................. 10,057 2,685,822
9,923,308
a
Diversified Consumer Services  —  0 .6%
Bright Horizons Family Solutions, Inc.
(a)
.......... 15,910 1,737,849
Duolingo, Inc. , Class A
(a) (b)
................... 10,529 2,849,569
Grand Canyon Education, Inc.
(a)
............... 7,778 1,464,598
H&R Block, Inc. .......................... 37,100 1,845,354
Service Corp. International .................. 38,987 3,255,804
11,153,174
a
Entertainment  —  13 .4%
Electronic Arts, Inc. ....................... 70,377 14,079,623
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 6,200 564,076
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 58,705 5,861,694
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 5,482 480,991
Liberty Media Corp.-Liberty Live , Series C , NVS
(a)
... 12,889 1,165,294
Live Nation Entertainment, Inc.
(a)
.............. 44,298 6,623,880
Security Shares Value
a
Entertainment (continued)
Madison Square Garden Sports Corp.
(a)
.......... 4,507 $ 966,256
Netflix, Inc.
(a)
............................ 64,832 72,537,931
ROBLOX Corp. , Class A
(a)
................... 170,973 19,443,050
Spotify Technology SA
(a)
.................... 43,046 28,208,905
Take-Two Interactive Software, Inc.
(a)
............ 50,979 13,069,486
TKO Group Holdings, Inc. , Class A
(b)
............ 19,233 3,623,497
Walt Disney Co. (The) ..................... 506,838 57,080,096
Warner Bros Discovery, Inc. , Series A
(a)
.......... 651,843 14,633,875
238,338,654
a
Ground Transportation  —  3 .3%
Avis Budget Group, Inc.
(a)
................... 4,684 637,352
Lyft, Inc. , Class A
(a)
........................ 111,381 2,278,855
Uber Technologies, Inc.
(a)
................... 563,474 54,375,241
U-Haul Holding Co.
(a) (b)
..................... 2,086 110,892
U-Haul Holding Co. , Series N , NVS ............. 28,304 1,372,461
58,774,801
a
Hotels, Restaurants & Leisure  —  17 .5%
Airbnb, Inc. , Class A
(a)
...................... 119,018 15,060,538
Aramark ............................... 73,009 2,765,581
Booking Holdings, Inc. ..................... 9,112 46,268,367
Boyd Gaming Corp. ....................... 15,795 1,229,957
Caesars Entertainment, Inc.
(a)
................ 54,522 1,095,892
Carnival Corp.
(a)
.......................... 302,489 8,720,758
Cava Group, Inc.
(a) (b)
....................... 27,924 1,500,357
Chipotle Mexican Grill, Inc.
(a)
................. 375,414 11,896,870
Choice Hotels International, Inc.
(b)
.............. 7,533 700,268
Churchill Downs, Inc. ...................... 17,670 1,752,864
Darden Restaurants, Inc. ................... 32,694 5,889,824
Domino's Pizza, Inc. ....................... 8,892 3,543,106
DraftKings, Inc. , Class A
(a)
................... 134,497 4,114,263
Dutch Bros, Inc. , Class A
(a)
.................. 32,821 1,822,878
Expedia Group, Inc. ....................... 33,868 7,450,960
Flutter Entertainment PLC , Class DI
(a)
........... 49,036 11,405,283
Hilton Worldwide Holdings, Inc. ............... 64,593 16,597,817
Hyatt Hotels Corp. , Class A .................. 11,249 1,545,725
Las Vegas Sands Corp. .................... 87,088 5,168,673
Light & Wonder, Inc.
(a) (b)
..................... 23,164 1,684,023
Marriott International, Inc. , Class A ............. 63,699 16,598,685
McDonald's Corp. ........................ 200,066 59,705,696
MGM Resorts International
(a)
................. 57,341 1,836,632
Norwegian Cruise Line Holdings Ltd.
(a)
........... 123,773 2,774,991
Penn Entertainment, Inc.
(a)
................... 41,659 685,707
Planet Fitness, Inc. , Class A
(a)
................ 23,484 2,129,764
Restaurant Brands International, Inc. ............ 90,558 5,948,755
Royal Caribbean Cruises Ltd. ................ 70,899 20,335,960
Starbucks Corp. .......................... 318,319 25,742,458
Texas Roadhouse, Inc. ..................... 18,519 3,029,338
Travel + Leisure Co. ....................... 17,277 1,084,650
Vail Resorts, Inc. ......................... 10,036 1,488,640
Viking Holdings Ltd.
(a)
...................... 48,785 2,968,567
Wendy's Co. (The) ........................ 44,648 381,294
Wingstop, Inc. ........................... 7,764 1,681,915
Wyndham Hotels & Resorts, Inc. .............. 20,927 1,536,670
Wynn Resorts Ltd. ........................ 23,012 2,738,198
Yum! Brands, Inc. ........................ 78,012 10,782,038
311,663,962
a
Household Durables  —  3 .0%
DR Horton, Inc. .......................... 74,523 11,109,889
Garmin Ltd. ............................. 45,616 9,759,087
Lennar Corp. , Class A ...................... 62,640 7,752,953
Lennar Corp. , Class B ..................... 2,622 309,527
Newell Brands, Inc. ....................... 115,234 391,796

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Consumer Discretionary ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Household Durables (continued)
NVR, Inc.
(a)
............................. 790 $ 5,696,548
PulteGroup, Inc. ......................... 55,034 6,596,926
SharkNinja, Inc.
(a)
......................... 23,179 1,981,804
Somnigroup International, Inc. ................ 56,577 4,488,819
Toll Brothers, Inc. ......................... 27,339 3,689,398
Whirlpool Corp. .......................... 15,072 1,079,607
52,856,354
a
Leisure Products  —  0 .3%
Hasbro, Inc. ............................ 36,996 2,823,165
Mattel, Inc.
(a) (b)
........................... 89,869 1,651,792
YETI Holdings, Inc.
(a) (b)
..................... 23,025 782,620
5,257,577
a
Media  —  1 .6%
Fox Corp. , Class A , NVS .................... 59,332 3,835,814
Fox Corp. , Class B ........................ 41,742 2,438,150
Interpublic Group of Companies, Inc. (The) ....... 103,223 2,648,702
New York Times Co. (The) , Class A ............. 44,913 2,559,592
News Corp. , Class A , NVS .................. 105,954 2,807,781
News Corp. , Class B
(b)
..................... 35,011 1,066,785
Nexstar Media Group, Inc. ................... 7,886 1,543,527
Omnicom Group, Inc. ...................... 54,092 4,057,982
Sirius XM Holdings, Inc. .................... 53,422 1,158,723
Trade Desk, Inc. (The) , Class A
(a)
.............. 124,887 6,279,318
28,396,374
a
Passenger Airlines  —  1 .5%
Alaska Air Group, Inc.
(a)
..................... 32,148 1,341,536
American Airlines Group, Inc.
(a)
................ 182,505 2,396,291
Delta Air Lines, Inc. ....................... 182,523 10,473,170
Southwest Airlines Co. ..................... 131,853 3,995,146
United Airlines Holdings, Inc.
(a)
................ 91,090 8,566,103
26,772,246
a
Personal Care Products  —  0 .5%
Coty, Inc. , Class A
(a)
....................... 94,295 374,351
elf Beauty, Inc.
(a) (b)
........................ 15,333 1,872,773
Estee Lauder Companies, Inc. (The) , Class A ...... 65,402 6,323,719
8,570,843
a
Specialty Retail  —  15 .7%
AutoNation, Inc.
(a)
......................... 7,694 1,537,800
AutoZone, Inc.
(a)
......................... 4,666 17,144,890
Bath & Body Works, Inc. .................... 59,575 1,458,396
Best Buy Co., Inc. ........................ 54,087 4,442,706
Burlington Stores, Inc.
(a)
.................... 17,588 4,811,901
CarMax, Inc.
(a)
........................... 41,926 1,757,119
Carvana Co. , Class A
(a)
..................... 36,941 11,323,894
Chewy, Inc. , Class A
(a)
..................... 59,601 2,009,746
Dick's Sporting Goods, Inc. .................. 17,717 3,923,430
Five Below, Inc.
(a)
......................... 15,060 2,368,486
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 29,793 1,861,467
GameStop Corp. , Class A
(a) (b)
................. 114,683 2,556,284
Gap, Inc. (The) .......................... 64,517 1,474,214
Home Depot, Inc. (The) .................... 192,710 73,150,789
Lithia Motors, Inc. , Class A .................. 7,155 2,247,242
Lowe's Companies, Inc. .................... 156,853 37,351,405
Murphy USA, Inc. ........................ 5,024 1,799,597
O'Reilly Automotive, Inc.
(a)
................... 238,523 22,526,112
Penske Automotive Group, Inc. ............... 5,129 820,999
RH
(a) (b)
................................ 4,269 736,360
Ross Stores, Inc. ......................... 90,170 14,329,816
TJX Companies, Inc. (The) .................. 313,053 43,871,247
Tractor Supply Co. ........................ 148,783 8,050,648
Ulta Beauty, Inc.
(a) (b)
....................... 12,629 6,565,565
Security Shares Value
a
Specialty Retail (continued)
Valvoline, Inc.
(a)
.......................... 35,726 $ 1,179,315
Wayfair, Inc. , Class A
(a) (b)
.................... 26,580 2,751,296
Williams-Sonoma, Inc. ..................... 33,145 6,441,399
278,492,123
a
Textiles, Apparel & Luxury Goods  —  2 .7%
Amer Sports, Inc.
(a)
........................ 41,842 1,306,726
Birkenstock Holding PLC
(a)
.................. 15,149 604,597
Columbia Sportswear Co. ................... 7,121 353,415
Crocs, Inc.
(a)
............................ 15,279 1,248,141
Deckers Outdoor Corp.
(a)
.................... 41,330 3,368,395
Lululemon Athletica, Inc.
(a)
................... 29,464 5,024,790
NIKE, Inc. , Class B ....................... 323,810 20,914,888
On Holding AG , Class A
(a)
................... 61,641 2,289,963
PVH Corp.
(b)
............................ 13,414 1,050,719
Ralph Lauren Corp. , Class A ................. 10,617 3,393,830
Tapestry, Inc. ............................ 57,872 6,355,503
Under Armour, Inc. , Class A
(a) (b)
............... 51,982 239,637
Under Armour, Inc. , Class C , NVS
(a)
............ 50,629 224,793
VF Corp. .............................. 98,265 1,379,641
47,755,038
a
Trading Companies & Distributors  —  0 .1%
SiteOne Landscape Supply, Inc.
(a)
.............. 12,364 1,604,476
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,744,930,406 ) ............................... 1,777,403,637
a
Short-Term Securities
Money Market Funds  —  1 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(c) (d) (e)
...................... 27,351,870 27,365,545
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(c) (d)
............................ 1,699,262 1,699,262
a
Total Short-Term Securities — 1.6%
(Cost: $ 29,058,880 ) ................................. 29,064,807
Total Investments — 101.5%
(Cost: $ 1,773,989,286 ) ............................... 1,806,468,444
Liabilities in Excess of Other Assets — ( 1 .5 ) % ............... (27,207,031)
Net Assets — 100.0% ................................. $ 1,779,261,413
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 74,280,572  $ —  $ (46,921,494)
(a)
$ 11,979  $ (5,512) $ 27,365,545  27,351,870  $ 326,342
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 1,184,126  515,136
(a)
—  —  —  1,699,262  1,699,262  45,135  —
$ 11,979  $ (5,512)
$ 29,064,807
$ 371,477  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Discretionary Select Sector Index .............................................. 6 12/19/25 $ 1,461 $ (5,064)
E-Mini S&P Communication Services Select Sector Index .......................................... 4 12/19/25 603 (11,536)
E-Mini S&P MidCap 400 Index ............................................................ 1 12/19/25 326 584
$ (16,016)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 584 $ — $ — $ — $ 584
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 16,600 $ — $ — $ — $ 16,600
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 390,956 $ — $ — $ — $ 390,956
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (65,657) $ — $ — $ — $ (65,657)

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Consumer Discretionary ETF

2025
iShares Semi-Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,422,690
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,777,403,637  $ —  $ —  $ 1,777,403,637
Short-Term Securities
Money Market Funds ...................................... 29,064,807  —  —  29,064,807
$ 1,806,468,444  $ —  $ —  $ 1,806,468,444
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 584  $ —  $ —  $ 584
Liabilities
Equity Contracts ........................................... (16,600) —  —  (16,600)
$ (16,016) $ —  $ —  $ (16,016)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(unaudited)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Beverages  —  27 .0%
Boston Beer Co., Inc. (The) , Class A
(a)
........... 4,977 $ 1,030,189
Brown-Forman Corp. , Class A ................ 27,291 740,132
Brown-Forman Corp. , Class B , NVS ............ 92,913 2,530,021
Celsius Holdings, Inc.
(a)
..................... 103,339 6,224,108
Coca-Cola Co. (The) ...................... 2,115,107 145,730,872
Coca-Cola Consolidated, Inc. ................. 32,515 4,239,306
Constellation Brands, Inc. , Class A ............. 90,858 11,936,924
Keurig Dr Pepper, Inc. ..................... 814,272 22,115,628
Molson Coors Beverage Co. , Class B ........... 105,549 4,614,602
Monster Beverage Corp.
(a)
................... 438,613 29,312,507
PepsiCo, Inc. ........................... 754,566 110,234,547
Primo Brands Corp. , Class A ................. 161,291 3,543,563
342,252,399
a
Chemicals  —  2 .1%
Corteva, Inc. ............................ 430,144 26,428,047
a
Consumer Staples Distribution & Retail  —  7 .0%
Albertsons Companies, Inc. , Class A ............ 253,484 4,484,132
Casey's General Stores, Inc. ................. 23,261 11,937,313
Kroger Co. (The) ......................... 381,290 24,261,483
Performance Food Group Co.
(a)
............... 95,894 9,276,785
Sprouts Farmers Market, Inc.
(a)
................ 61,511 4,856,908
Sysco Corp. ............................ 305,068 22,660,451
U.S. Foods Holding Corp.
(a) (b)
................. 144,413 10,487,272
87,964,344
a
Food Products  —  14 .9%
Archer-Daniels-Midland Co. .................. 300,531 18,191,141
Bunge Global SA ......................... 84,628 8,005,809
Campbell's Company (The) .................. 121,769 3,668,900
Conagra Brands, Inc. ...................... 299,316 5,145,242
Darling Ingredients, Inc.
(a)
................... 98,297 3,150,419
Flowers Foods, Inc. ....................... 117,888 1,406,404
Freshpet, Inc.
(a)
.......................... 30,027 1,477,629
General Mills, Inc. ........................ 344,301 16,047,870
Hershey Co. (The) ........................ 91,597 15,537,599
Hormel Foods Corp. ....................... 182,118 3,931,928
Ingredion, Inc. ........................... 40,189 4,638,212
J M Smucker Co. (The) ..................... 65,110 6,742,140
Kellanova .............................. 174,685 14,509,336
Kraft Heinz Co. (The) ...................... 536,829 13,275,781
Lamb Weston Holdings, Inc. ................. 84,601 5,222,420
McCormick & Co., Inc. , NVS ................. 159,265 10,218,442
Mondelez International, Inc. , Class A ............ 737,178 42,358,248
Pilgrim's Pride Corp. ....................... 25,890 986,409
Post Holdings, Inc.
(a) (b)
...................... 31,260 3,248,852
Seaboard Corp. .......................... 159 535,827
Security Shares Value
a
Food Products (continued)
Smithfield Foods, Inc. ...................... 28,276 $ 626,596
Tyson Foods, Inc. , Class A .................. 175,853 9,040,603
187,965,807
a
Health Care Providers & Services  —  11 .8%
Cencora, Inc. ........................... 115,128 38,891,390
CVS Health Corp. ........................ 688,637 53,816,982
McKesson Corp. ......................... 69,760 56,599,078
149,307,450
a
Household Products  —  21 .8%
Church & Dwight Co., Inc. ................... 154,858 13,579,498
Clorox Co. (The) ......................... 77,482 8,713,626
Colgate-Palmolive Co. ..................... 481,685 37,113,829
Kimberly-Clark Corp. ...................... 208,937 25,011,848
Procter & Gamble Co. (The) ................. 1,264,478 190,139,557
Reynolds Consumer Products, Inc. ............. 34,121 833,917
275,392,275
a
Personal Care Products  —  1 .5%
BellRing Brands, Inc.
(a)
..................... 79,005 2,380,421
Kenvue, Inc. ............................ 1,194,805 17,169,348
19,549,769
a
Tobacco  —  13 .6%
Altria Group, Inc. ......................... 891,226 50,247,322
Philip Morris International, Inc. ................ 848,101 122,406,417
172,653,739
Total Long-Term Investments — 99.7%
(Cost: $ 1,366,003,123 ) ............................... 1,261,513,830
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(c) (d) (e)
...................... 254,849 254,976
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(c) (d)
............................ 1,454,101 1,454,101
a
Total Short-Term Securities — 0.1%
(Cost: $ 1,709,051 ) .................................. 1,709,077
Total Investments — 99.8%
(Cost: $ 1,367,712,174 ) ............................... 1,263,222,907
Other Assets Less Liabilities — 0 .2% ..................... 2,280,062
Net Assets — 100.0% ................................. $ 1,265,502,969
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Consumer Staples ETF

2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 511,802  $ —  $ (258,529)
(a)
$ 1,686  $ 17  $ 254,976  254,849  $ 2,095
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 1,757,976  —  (303,875)
(a)
—  —  1,454,101  1,454,101  41,686  —
$ 1,686  $ 17
$ 1,709,077
$ 43,781  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index ................................................. 54 12/19/25 $ 4,174 $ (127,430)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 127,430 $ — $ — $ — $ 127,430
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (74,178) $ — $ — $ — $ (74,178)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (203,384) $ — $ — $ — $ (203,384)

iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025

Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 4,105,850
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,261,513,830  $ —  $ —  $ 1,261,513,830
Short-Term Securities
Money Market Funds ...................................... 1,709,077  —  —  1,709,077
$ 1,263,222,907  $ —  $ —  $ 1,263,222,907
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (127,430) $ —  $ —  $ (127,430)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2025
iShares
®
U.S. Energy ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Energy Equipment & Services  — 9.2%
Baker Hughes Co., Class A .................. 662,784 $ 32,085,373
Halliburton Co. .......................... 558,821 14,998,756
NOV, Inc. .............................. 243,521 3,555,407
SLB Ltd. ............................... 1,024,073 36,928,072
TechnipFMC PLC ........................ 265,534 10,979,831
Weatherford International PLC ................ 46,396 3,418,921
101,966,360
a
Oil, Gas & Consumable Fuels  — 88.9%
Antero Midstream Corp. .................... 217,987 3,760,276
Antero Resources Corp.
(a)
................... 188,845 5,837,199
APA Corp. ............................. 231,145 5,235,434
Cheniere Energy, Inc. ...................... 149,887 31,776,044
Chevron Corp. ........................... 1,139,163 179,668,788
Chord Energy Corp. ....................... 37,354 3,388,755
Civitas Resources, Inc. ..................... 60,070 1,731,818
ConocoPhillips .......................... 764,868 67,966,170
Coterra Energy, Inc. ....................... 491,731 11,634,355
Devon Energy Corp. ....................... 405,340 13,169,497
Diamondback Energy, Inc. ................... 124,295 17,797,801
DT Midstream, Inc. ........................ 66,132 7,240,793
EOG Resources, Inc. ...................... 381,499 40,377,854
EQT Corp. ............................. 405,118 21,706,222
Expand Energy Corp. ...................... 143,234 14,797,504
Exxon Mobil Corp. ........................ 2,239,027 256,055,128
HF Sinclair Corp. ......................... 104,112 5,372,179
Kinder Morgan, Inc. ....................... 1,324,598 34,691,222
Marathon Petroleum Corp. .................. 210,599 41,047,851
Matador Resources Co. .................... 76,117 3,003,577
Occidental Petroleum Corp. .................. 459,718 18,940,382
ONEOK, Inc. ............................ 416,662 27,916,354
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Ovintiv, Inc. ............................. 167,247 $ 6,273,435
Permian Resources Corp., Class A ............. 439,726 5,522,959
Phillips 66 .............................. 277,896 37,832,761
Range Resources Corp. .................... 153,880 5,470,434
Targa Resources Corp. ..................... 139,992 21,564,368
Texas Pacific Land Corp. .................... 12,537 11,827,155
Valero Energy Corp. ....................... 210,501 35,692,550
Viper Energy, Inc., Class A .................. 109,991 4,131,262
Williams Companies, Inc. (The) ............... 857,356 49,615,192
991,045,319
a
Semiconductors & Semiconductor Equipment  — 1.8%
Enphase Energy, Inc.
(a)
..................... 82,964 2,531,232
First Solar, Inc.
(a)
......................... 66,165 17,662,085
20,193,317
Total Long-Term Investments — 99.9%
(Cost: $995,390,499) ................................ 1,113,204,996
a
Short-Term Securities
Money Market Funds  —  0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.05%
(b)(c)
............................ 1,359,946 1,359,946
a
Total Short-Term Securities — 0.1%
(Cost: $1,359,946) .................................. 1,359,946
Total Investments — 100.0%
(Cost: $996,750,445) ................................ 1,114,564,942
Other Assets Less Liabilities — 0.0% ..................... 29,532
Net Assets — 100.0% ................................. $ 1,114,594,474
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares
(a)
. $ 5,390,056 $ — $ (5,390,553)
(b)
$ 507 $ (10) $ — — $ 4,867
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 1,689,529 — (329,583)
(b)
— — 1,359,946 1,359,946 29,271 —
$ 507 $ (10)
$ 1,359,946
$ 34,138 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
U.S. Energy ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 18 12/19/25 $ 1,667 $ (817)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 817 $ — $ — $ — $ 817
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 161,100 $ — $ — $ — $ 161,100
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 137,594 $ — $ — $ — $ 137,594
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,750,990
A

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Energy ETF

2025
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,113,204,996 $ — $ — $ 1,113,204,996
Short-Term Securities
Money Market Funds ...................................... 1,359,946 — — 1,359,946
$ 1,114,564,942 $ — $ — $ 1,114,564,942
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (817) $ — $ — $ (817)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Financial Services ETF
Schedule of Investments
(unaudited)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  32 .4%
Bank of America Corp. ..................... 1,901,604 $ 101,640,734
Bank OZK ............................. 29,804 1,340,882
BOK Financial Corp. ....................... 7,055 737,812
Citigroup, Inc. ........................... 513,127 51,943,846
Citizens Financial Group, Inc. ................ 120,034 6,106,130
Comerica, Inc. ........................... 37,013 2,831,494
Commerce Bancshares, Inc. ................. 36,266 1,908,680
Cullen/Frost Bankers, Inc. ................... 18,156 2,235,730
East West Bancorp, Inc. .................... 38,150 3,876,040
Fifth Third Bancorp ....................... 184,231 7,667,694
First Citizens BancShares, Inc. , Class A .......... 2,961 5,403,292
First Financial Bankshares, Inc. ............... 36,340 1,122,543
First Horizon Corp. ........................ 144,514 3,086,819
FNB Corp. ............................. 105,583 1,659,765
Glacier Bancorp, Inc. ...................... 35,887 1,465,984
Home BancShares, Inc. .................... 54,432 1,453,879
Huntington Bancshares, Inc. ................. 438,728 6,773,960
JPMorgan Chase & Co. .................... 767,339 238,734,510
KeyCorp ............................... 260,768 4,586,909
M&T Bank Corp. ......................... 43,910 8,073,732
Pinnacle Financial Partners, Inc. ............... 21,274 1,812,758
PNC Financial Services Group, Inc. (The) ........ 109,769 20,038,331
Popular, Inc. ............................ 18,765 2,091,735
Prosperity Bancshares, Inc. .................. 27,722 1,824,662
Regions Financial Corp. .................... 251,181 6,078,580
SOUTHSTATE BANK CORP. ................. 28,756 2,549,219
Synovus Financial Corp. .................... 38,956 1,738,996
Truist Financial Corp. ...................... 359,414 16,040,647
U.S. Bancorp ........................... 435,696 20,338,289
UMB Financial Corp. ...................... 19,917 2,128,729
United Bankshares, Inc. .................... 39,694 1,420,648
Valley National Bancorp .................... 130,942 1,423,339
Webster Financial Corp. .................... 46,377 2,645,344
Wells Fargo & Co. ........................ 894,317 77,778,749
Western Alliance Bancorp ................... 28,888 2,234,487
Wintrust Financial Corp. .................... 18,892 2,456,338
Zions Bancorp NA ........................ 41,195 2,146,671
617,397,957
a
Capital Markets  —  31 .3%
Affiliated Managers Group, Inc. ............... 8,336 1,983,635
Ameriprise Financial, Inc. ................... 26,399 11,952,675
Ares Management Corp. , Class A .............. 57,180 8,503,238
Bank of New York Mellon Corp. (The) ........... 196,578 21,216,664
BlackRock, Inc.
(a)
......................... 40,142 43,466,159
Blackstone, Inc. .......................... 205,608 30,150,357
Blue Owl Capital, Inc. , Class A ................ 173,378 2,734,171
Carlyle Group, Inc. (The) .................... 72,674 3,874,978
Cboe Global Markets, Inc. ................... 29,611 7,273,646
Charles Schwab Corp. (The) ................. 475,612 44,954,846
CME Group, Inc. , Class A ................... 100,450 26,668,471
Coinbase Global, Inc. , Class A
(b)
............... 63,157 21,712,113
Evercore, Inc. , Class A ..................... 10,771 3,172,706
FactSet Research Systems, Inc. ............... 10,795 2,880,106
Franklin Resources, Inc. .................... 89,034 2,013,059
Galaxy Digital, Inc. , Class A
(b)
................. 48,110 1,684,331
Goldman Sachs Group, Inc. (The) ............. 84,476 66,682,820
Hamilton Lane, Inc. , Class A ................. 11,321 1,290,141
Houlihan Lokey, Inc. , Class A ................. 15,172 2,717,002
Interactive Brokers Group, Inc. , Class A .......... 124,729 8,775,932
Intercontinental Exchange, Inc. ............... 159,557 23,341,594
Invesco Ltd. ............................ 125,635 2,977,549
Security Shares Value
a
Capital Markets (continued)
Janus Henderson Group PLC ................ 36,156 $ 1,574,955
Jefferies Financial Group, Inc. ................ 45,985 2,429,388
KKR & Co., Inc. .......................... 191,845 22,701,019
Lazard, Inc. ............................ 32,091 1,566,041
LPL Financial Holdings, Inc. .................. 22,422 8,460,045
MarketAxess Holdings, Inc. .................. 10,591 1,695,195
Moody's Corp. ........................... 43,004 20,654,821
Morgan Stanley .......................... 338,169 55,459,716
Morningstar, Inc. ......................... 7,214 1,531,532
MSCI, Inc. ............................. 21,539 12,676,778
Nasdaq, Inc. ............................ 126,352 10,801,832
Northern Trust Corp. ....................... 53,784 6,920,387
Raymond James Financial, Inc. ............... 49,617 7,872,729
Robinhood Markets, Inc. , Class A
(b)
............. 216,078 31,715,929
S&P Global, Inc. ......................... 87,274 42,520,766
SEI Investments Co. ....................... 26,394 2,127,620
State Street Corp. ........................ 79,077 9,146,046
Stifel Financial Corp. ...................... 29,134 3,450,340
T Rowe Price Group, Inc. ................... 61,772 6,333,483
TPG, Inc. , Class A ........................ 34,963 1,924,364
Tradeweb Markets, Inc. , Class A ............... 32,659 3,441,932
Virtu Financial, Inc. , Class A .................. 24,910 867,864
595,898,975
a
Consumer Finance  —  6 .4%
Ally Financial, Inc. ........................ 78,223 3,048,350
American Express Co. ..................... 151,513 54,655,284
Capital One Financial Corp. .................. 178,490 39,266,015
Credit Acceptance Corp.
(b) (c)
.................. 1,756 785,529
FirstCash Holdings, Inc. .................... 10,963 1,737,636
OneMain Holdings, Inc. ..................... 34,493 2,041,641
SLM Corp. ............................. 60,801 1,632,507
SoFi Technologies, Inc.
(b) (c)
................... 334,156 9,917,750
Synchrony Financial ....................... 104,899 7,802,388
120,887,100
a
Financial Services  —  29 .7%
Apollo Global Management, Inc. ............... 129,201 16,060,976
Berkshire Hathaway, Inc. , Class B
(b) (c)
........... 511,716 244,364,859
Equitable Holdings, Inc. .................... 82,297 4,065,472
Essent Group Ltd. ........................ 27,952 1,693,053
Mastercard, Inc. , Class A .................... 230,360 127,156,416
MGIC Investment Corp. .................... 66,744 1,830,120
Radian Group, Inc. ........................ 38,627 1,311,000
Rocket Companies, Inc. , Class A .............. 268,601 4,474,893
UWM Holdings Corp. , Class A ................ 57,704 324,874
Visa, Inc. , Class A ........................ 474,030 161,520,982
Voya Financial, Inc. ....................... 27,766 2,067,456
564,870,101
Total Long-Term Investments — 99.8%
(Cost: $ 1,363,314,578 ) ............................... 1,899,054,133

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Financial Services ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(a) (d) (e)
..................... 18,400,205 $ 18,409,405
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(a) (d)
............................ 2,881,285 2,881,285
a
Total Short-Term Securities — 1.1%
(Cost: $ 21,290,572 ) ................................. 21,290,690
Total Investments — 100.9%
(Cost: $ 1,384,605,150 ) ............................... 1,920,344,823
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (17,775,919)
Net Assets — 100.0% ................................. $ 1,902,568,904
(a)
Affiliate of the Fund.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 5,461,807 $ 12,947,165
(a)
$ — $ 722 $ (289) $ 18,409,405 18,400,205 $ 29,072
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 3,805,423 — (924,138)
(a)
— — 2,881,285 2,881,285 65,143 —
BlackRock, Inc. ... 35,992,588 2,719,661 (1,980,271) 381,564 6,352,617 43,466,159 40,142 418,686 —
$ 382,286 $ 6,352,328
$ 64,756,849
$ 512,901 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 22 12/19/25 $ 3,565 $ (109,846)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 109,846 $ — $ — $ — $ 109,846
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

iShares
®
U.S. Financial Services ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025

Schedule of Investments
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 458,500 $ — $ — $ — $ 458,500
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (278,662) $ — $ — $ — $ (278,662)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,809,633
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,899,054,133  $ —  $ —  $ 1,899,054,133
Short-Term Securities
Money Market Funds ...................................... 21,290,690  —  —  21,290,690
$ 1,920,344,823  $ —  $ —  $ 1,920,344,823
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (109,846) $ —  $ —  $ (109,846)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2025
iShares
®
U.S. Financials ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Banks  —  32 .0%
Bank of America Corp. ..................... 3,464,741 $ 185,190,406
Bank OZK ............................. 72,816 3,275,992
BOK Financial Corp. ....................... 15,647 1,636,363
Citigroup, Inc. ........................... 1,198,795 121,354,018
Citizens Financial Group, Inc. ................ 285,584 14,527,658
Columbia Banking System, Inc. ............... 199,240 5,339,632
Comerica, Inc. ........................... 85,389 6,532,259
Commerce Bancshares, Inc. ................. 83,273 4,382,658
Cullen/Frost Bankers, Inc. ................... 40,006 4,926,339
East West Bancorp, Inc. .................... 90,956 9,241,130
Fifth Third Bancorp ....................... 437,181 18,195,473
First Citizens BancShares, Inc. , Class A .......... 6,237 11,381,402
First Hawaiian, Inc. ....................... 87,242 2,140,046
First Horizon Corp. ........................ 336,304 7,183,453
FNB Corp. ............................. 241,248 3,792,419
Huntington Bancshares, Inc. ................. 1,016,623 15,696,659
JPMorgan Chase & Co. .................... 1,468,188 456,782,651
KeyCorp ............................... 627,766 11,042,404
M&T Bank Corp. ......................... 102,785 18,899,078
NU Holdings Ltd. , Class A
(a)
.................. 2,196,147 35,379,928
Pinnacle Financial Partners, Inc. ............... 51,613 4,397,944
PNC Financial Services Group, Inc. (The) ........ 259,423 47,357,669
Popular, Inc. ............................ 44,835 4,997,757
Prosperity Bancshares, Inc. .................. 61,948 4,077,417
Regions Financial Corp. .................... 589,814 14,273,499
SOUTHSTATE BANK CORP. ................. 67,270 5,963,486
Synovus Financial Corp. .................... 93,971 4,194,865
TFS Financial Corp. ....................... 44,061 586,011
Truist Financial Corp. ...................... 846,959 37,799,780
U.S. Bancorp ........................... 1,025,433 47,867,212
Webster Financial Corp. .................... 111,975 6,387,054
Wells Fargo & Co. ........................ 1,897,933 165,063,233
Western Alliance Bancorp ................... 72,399 5,600,063
Wintrust Financial Corp. .................... 44,333 5,764,177
Zions Bancorp NA ........................ 94,730 4,936,380
1,296,166,515
a
Capital Markets  —  34 .5%
Affiliated Managers Group, Inc. ............... 18,659 4,440,096
Ameriprise Financial, Inc. ................... 62,727 28,400,904
Ares Management Corp. , Class A .............. 123,535 18,370,890
Bank of New York Mellon Corp. (The) ........... 463,279 50,001,702
BlackRock, Inc.
(b)
......................... 100,165 108,459,664
Blackstone, Inc. .......................... 480,550 70,467,852
Blue Owl Capital, Inc. , Class A ................ 408,126 6,436,147
Brookfield Asset Management Ltd. , Class A
(c)
...... 251,043 13,571,385
Carlyle Group, Inc. (The) .................... 173,796 9,266,803
Cboe Global Markets, Inc. ................... 68,781 16,895,365
Charles Schwab Corp. (The) ................. 1,120,502 105,909,849
CME Group, Inc. , Class A ................... 236,116 62,686,437
Coinbase Global, Inc. , Class A
(a)
............... 137,967 47,430,295
Evercore, Inc. , Class A ..................... 24,614 7,250,300
FactSet Research Systems, Inc. ............... 25,403 6,777,520
Franklin Resources, Inc. .................... 207,154 4,683,752
Freedom Holding Corp.
(a) (c)
.................. 12,379 1,902,157
Goldman Sachs Group, Inc. (The) ............. 195,479 154,305,258
Hamilton Lane, Inc. , Class A ................. 27,324 3,113,843
Houlihan Lokey, Inc. , Class A ................. 36,119 6,468,190
Interactive Brokers Group, Inc. , Class A .......... 281,543 19,809,365
Intercontinental Exchange, Inc. ............... 374,554 54,793,505
Invesco Ltd. ............................ 244,032 5,783,558
Janus Henderson Group PLC ................ 84,226 3,668,885
Security Shares Value
a
Capital Markets (continued)
Jefferies Financial Group, Inc. ................ 102,743 $ 5,427,913
KKR & Co., Inc. .......................... 445,248 52,686,196
Lazard, Inc. ............................ 62,849 3,067,031
LPL Financial Holdings, Inc. .................. 52,315 19,738,973
MarketAxess Holdings, Inc. .................. 23,124 3,701,227
Moody's Corp. ........................... 102,060 49,019,418
Morgan Stanley .......................... 756,156 124,009,584
Morningstar, Inc. ......................... 15,809 3,356,251
MSCI, Inc. ............................. 49,398 29,073,193
Nasdaq, Inc. ............................ 270,753 23,146,674
Northern Trust Corp. ....................... 124,792 16,056,987
Raymond James Financial, Inc. ............... 120,034 19,045,795
Robinhood Markets, Inc. , Class A
(a)
............. 485,900 71,320,402
S&P Global, Inc. ......................... 201,600 98,221,536
SEI Investments Co. ....................... 69,901 5,634,720
State Street Corp. ........................ 185,831 21,493,213
Stifel Financial Corp. ...................... 66,635 7,891,583
T Rowe Price Group, Inc. ................... 143,614 14,724,743
TPG, Inc. , Class A ........................ 89,050 4,901,312
Tradeweb Markets, Inc. , Class A ............... 77,686 8,187,327
Virtu Financial, Inc. , Class A .................. 55,559 1,935,675
XP, Inc. , Class A ......................... 272,649 4,967,665
1,398,501,140
a
Consumer Finance  —  1 .0%
Ally Financial, Inc. ........................ 184,187 7,177,767
Credit Acceptance Corp.
(a) (c)
.................. 3,190 1,427,015
OneMain Holdings, Inc. ..................... 80,521 4,766,038
SLM Corp. ............................. 138,735 3,725,035
SoFi Technologies, Inc.
(a) (c)
................... 743,568 22,069,098
39,164,953
a
Financial Services  —  12 .9%
Apollo Global Management, Inc. ............... 270,672 33,647,236
Berkshire Hathaway, Inc. , Class B
(a)
............ 971,236 463,804,039
Equitable Holdings, Inc. .................... 157,136 7,762,518
MGIC Investment Corp. .................... 158,087 4,334,746
Rocket Companies, Inc. , Class A .............. 625,549 10,421,646
UWM Holdings Corp. , Class A ................ 125,130 704,482
Voya Financial, Inc. ....................... 64,864 4,829,774
525,504,441
a
Insurance  —  18 .4%
Aflac, Inc. .............................. 319,816 34,281,077
Allstate Corp. (The) ....................... 173,250 33,180,840
American Financial Group, Inc. ............... 44,380 5,843,958
American International Group, Inc. ............. 378,281 29,869,068
Aon PLC , Class A ........................ 137,856 46,964,782
Arch Capital Group Ltd. .................... 239,544 20,675,043
Arthur J Gallagher & Co. .................... 166,546 41,551,561
Assurant, Inc. ........................... 33,888 7,174,767
Assured Guaranty Ltd. ..................... 31,588 2,545,361
Axis Capital Holdings Ltd. ................... 49,796 4,663,893
Brighthouse Financial, Inc.
(a)
................. 40,634 2,318,982
Brown & Brown, Inc. ....................... 183,166 14,605,657
Chubb Ltd. ............................. 244,343 67,668,350
Cincinnati Financial Corp. ................... 101,132 15,633,996
CNA Financial Corp. ....................... 16,878 751,915
Everest Group Ltd. ........................ 27,989 8,803,100
Fidelity National Financial, Inc. ................ 172,928 9,552,543
First American Financial Corp. ................ 64,453 4,028,957
Globe Life, Inc. .......................... 56,456 7,424,529
Hanover Insurance Group, Inc. (The) ........... 24,218 4,138,372
Hartford Insurance Group, Inc. (The) ............ 184,426 22,902,021
Kemper Corp. ........................... 42,752 1,923,412

iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Insurance (continued)
Kinsale Capital Group, Inc.
(c)
................. 14,809 $ 5,915,751
Lincoln National Corp. ..................... 77,653 3,261,426
Loews Corp. ............................ 112,175 11,168,143
Markel Group, Inc.
(a)
....................... 8,186 16,163,503
Marsh & McLennan Companies, Inc. ............ 324,034 57,726,657
MetLife, Inc. ............................ 369,370 29,483,113
Old Republic International Corp. ............... 153,183 6,044,601
Primerica, Inc. ........................... 22,379 5,815,631
Principal Financial Group, Inc. ................ 145,800 12,253,032
Progressive Corp. (The) .................... 384,806 79,270,036
Prudential Financial, Inc. .................... 232,831 24,214,424
Reinsurance Group of America, Inc. ............ 43,926 8,014,738
RenaissanceRe Holdings Ltd. ................ 30,851 7,838,931
RLI Corp. .............................. 55,788 3,289,260
Ryan Specialty Holdings, Inc. , Class A ........... 71,259 3,904,993
Travelers Companies, Inc. (The) ............... 148,430 39,871,267
Unum Group ............................ 112,718 8,275,756
W R Berkley Corp. ........................ 190,508 13,590,841
White Mountains Insurance Group Ltd.
(c)
......... 1,705 3,247,275
Willis Towers Watson PLC ................... 64,218 20,106,656
745,958,218
a
Mortgage Real Estate Investment
Trusts (REITs)  —  0 .6%
AGNC Investment Corp. .................... 694,806 6,948,060
Annaly Capital Management, Inc. .............. 427,646 9,053,266
Rithm Capital Corp. ....................... 359,187 3,940,281
Starwood Property Trust, Inc. ................. 233,431 4,243,776
24,185,383
a
Security Shares Value
a
Professional Services  —  0 .4%
Broadridge Financial Solutions, Inc. ............ 76,507 $ 16,862,143
a
Software  —  0 .1%
Circle Internet Group, Inc.
(a) (c)
................. 31,177 3,958,856
a
Total Long-Term Investments — 99.9%
(Cost: $ 3,656,120,237 ) ............................... 4,050,301,649
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(b) (d) (e)
..................... 30,829,795 30,845,210
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(b) (d)
............................ 7,470,395 7,470,395
a
Total Short-Term Securities — 0.9%
(Cost: $ 38,314,275 ) ................................. 38,315,605
Total Investments — 100.8%
(Cost: $ 3,694,434,512 ) ............................... 4,088,617,254
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (32,535,085)
Net Assets — 100.0% ................................. $ 4,056,082,169
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 7,448,716 $ 23,404,162
(a)
$ — $ (7,900) $ 232 $ 30,845,210 30,829,795 $ 94,338
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 6,318,018 1,152,377
(a)
— — — 7,470,395 7,470,395 144,179 —
BlackRock, Inc. ..... 80,325,055 32,427,534 (19,441,120) 3,544,150 11,604,045 108,459,664 100,165 965,658 —
$ 3,536,250 $ 11,604,277
$ 146,775,269
$ 1,204,175 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Financials ETF

2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 42 12/19/25 $ 6,806 $ (212,894)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 212,894 $ — $ — $ — $ 212,894
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 805,664 $ — $ — $ — $ 805,664
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (452,064) $ — $ — $ — $ (452,064)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 8,584,518
a

iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,050,301,649  $ —  $ —  $ 4,050,301,649
Short-Term Securities
Money Market Funds ...................................... 38,315,605  —  —  38,315,605
$ 4,088,617,254  $ —  $ —  $ 4,088,617,254
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (212,894) $ —  $ —  $ (212,894)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2025
iShares
®
U.S. Healthcare ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Biotechnology  —  21 .3%
AbbVie, Inc. ............................ 987,347 $ 215,281,140
Alnylam Pharmaceuticals, Inc.
(a)
............... 69,526 31,706,637
Amgen, Inc. ............................ 299,774 89,461,555
Apellis Pharmaceuticals, Inc.
(a)
................ 59,665 1,281,007
Biogen, Inc.
(a)
........................... 81,421 12,560,818
BioMarin Pharmaceutical, Inc.
(a)
............... 106,249 5,691,759
Caris Life Sciences, Inc.
(a)
................... 12,432 373,954
Exact Sciences Corp.
(a) (b)
.................... 104,020 6,729,054
Exelixis, Inc.
(a)
........................... 146,626 5,670,027
Gilead Sciences, Inc. ...................... 694,092 83,145,281
Halozyme Therapeutics, Inc.
(a)
................ 68,107 4,439,895
Incyte Corp.
(a)
........................... 88,266 8,251,106
Insmed, Inc.
(a)
........................... 103,822 19,684,651
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 86,720 6,443,296
Moderna, Inc.
(a)
.......................... 197,187 5,355,599
Natera, Inc.
(a)
........................... 72,343 14,391,193
Neurocrine Biosciences, Inc.
(a)
................ 54,018 7,735,918
Regeneron Pharmaceuticals, Inc. .............. 58,122 37,883,920
Revolution Medicines, Inc.
(a)
.................. 96,869 5,699,772
Roivant Sciences Ltd.
(a)
..................... 216,939 4,336,611
Sarepta Therapeutics, Inc.
(a) (b)
................ 52,308 1,255,915
Summit Therapeutics, Inc.
(a) (b)
................. 64,929 1,227,807
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 49,926 1,727,440
United Therapeutics Corp.
(a)
.................. 24,767 11,031,965
Vertex Pharmaceuticals, Inc.
(a)
................ 143,332 60,997,799
Viking Therapeutics, Inc.
(a) (b)
.................. 60,577 2,306,772
644,670,891
a
Health Care Equipment & Supplies  —  22 .0%
Abbott Laboratories ....................... 965,058 119,300,470
Align Technology, Inc.
(a) (b)
.................... 38,309 5,282,045
Baxter International, Inc. .................... 285,996 5,282,346
Becton Dickinson & Co. .................... 159,493 28,502,994
Boston Scientific Corp.
(a)
.................... 822,659 82,858,214
Cooper Companies, Inc. (The)
(a) (b)
.............. 111,099 7,766,931
DENTSPLY SIRONA, Inc. ................... 111,681 1,408,297
Dexcom, Inc.
(a)
.......................... 217,704 12,674,727
Edwards Lifesciences Corp.
(a)
................ 320,767 26,447,239
Envista Holdings Corp.
(a)
.................... 93,343 1,899,530
GE HealthCare Technologies, Inc. ............. 255,203 19,127,465
Globus Medical, Inc. , Class A
(a)
............... 62,405 3,768,638
Hologic, Inc.
(a)
........................... 124,218 9,180,952
IDEXX Laboratories, Inc.
(a)
................... 44,993 28,323,543
Inspire Medical Systems, Inc.
(a)
............... 15,903 1,146,288
Insulet Corp.
(a)
........................... 39,057 12,225,232
Intuitive Surgical, Inc.
(a)
..................... 198,909 106,273,101
Masimo Corp.
(a)
.......................... 25,049 3,523,142
Medtronic PLC .......................... 714,720 64,825,104
Penumbra, Inc.
(a)
......................... 20,791 4,727,250
ResMed, Inc. ........................... 81,369 20,088,379
Solventum Corp.
(a)
........................ 82,197 5,674,881
STERIS PLC ............................ 54,698 12,892,319
Stryker Corp. ........................... 191,826 68,336,094
Teleflex, Inc. ............................ 24,586 3,060,219
Zimmer Biomet Holdings, Inc. ................ 110,376 11,099,411
665,694,811
a
Health Care Providers & Services  —  13 .4%
Acadia Healthcare Co., Inc.
(a)
................. 50,313 1,081,730
Cardinal Health, Inc. ....................... 132,956 25,364,016
Centene Corp.
(a)
......................... 273,513 9,674,155
Chemed Corp. ........................... 7,980 3,441,774
Cigna Group (The) ........................ 146,825 35,885,498
Security Shares Value
a
Health Care Providers & Services (continued)
DaVita, Inc.
(a) (b)
.......................... 20,902 $ 2,487,756
Elevance Health, Inc. ...................... 126,027 39,975,764
Encompass Health Corp.
(b)
.................. 55,604 6,330,515
HCA Healthcare, Inc. ...................... 95,236 43,778,085
Henry Schein, Inc.
(a)
....................... 60,026 3,793,643
Humana, Inc. ........................... 67,305 18,723,578
Labcorp Holdings, Inc. ..................... 46,566 11,825,901
Molina Healthcare, Inc.
(a)
.................... 29,812 4,563,025
Quest Diagnostics, Inc. ..................... 62,105 10,927,375
Tenet Healthcare Corp.
(a)
.................... 48,628 10,041,196
UnitedHealth Group, Inc. .................... 507,163 173,226,594
Universal Health Services, Inc. , Class B ......... 30,222 6,558,476
407,679,081
a
Health Care Technology  —  1 .0%
Certara, Inc.
(a) (b)
.......................... 67,784 788,328
Doximity, Inc. , Class A
(a) (b)
................... 74,301 4,903,866
Veeva Systems, Inc. , Class A
(a)
............... 82,272 23,957,606
29,649,800
a
Life Sciences Tools & Services  —  10 .6%
Agilent Technologies, Inc. ................... 158,823 23,245,334
Avantor, Inc.
(a)
........................... 367,234 4,340,706
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 10,397 3,322,361
Bio-Techne Corp. ......................... 87,613 5,481,945
Bruker Corp. ............................ 57,435 2,236,519
Charles River Laboratories International, Inc.
(a)
..... 27,111 4,881,878
Danaher Corp. .......................... 355,573 76,583,313
Illumina, Inc.
(a)
........................... 88,204 10,896,722
IQVIA Holdings, Inc.
(a)
...................... 94,137 20,376,895
Medpace Holdings, Inc.
(a)
................... 12,455 7,285,054
QIAGEN N.V. ........................... 119,052 5,577,586
Repligen Corp.
(a) (b)
........................ 29,271 4,363,135
Revvity, Inc. ............................ 65,591 6,138,662
Sotera Health Co.
(a)
....................... 97,153 1,612,740
Tempus AI, Inc. , Class A
(a) (b)
.................. 45,758 4,111,356
Thermo Fisher Scientific, Inc. ................. 210,468 119,417,439
Waters Corp.
(a)
.......................... 33,186 11,601,826
West Pharmaceutical Services, Inc. ............ 39,904 11,255,721
322,729,192
a
Pharmaceuticals  —  31 .6%
Bristol-Myers Squibb Co. .................... 1,135,806 52,326,582
Corcept Therapeutics, Inc.
(a)
................. 52,231 3,837,412
Elanco Animal Health, Inc.
(a) (b)
................ 274,789 6,086,576
Eli Lilly & Co. ........................... 446,498 385,265,264
Jazz Pharmaceuticals PLC
(a)
................. 32,427 4,463,252
Johnson & Johnson ....................... 1,341,189 253,310,367
Merck & Co., Inc. ......................... 1,404,258 120,738,103
Organon & Co. .......................... 146,174 986,675
Perrigo Co. PLC ......................... 75,487 1,565,600
Pfizer, Inc. ............................. 3,166,198 78,046,781
Royalty Pharma PLC , Class A ................ 211,806 7,951,197
Viatris, Inc. ............................. 653,146 6,766,593
Zoetis, Inc. , Class A ....................... 248,715 35,837,344
957,181,746
Total Long-Term Investments — 99.9%
(Cost: $ 3,073,762,649 ) ............................... 3,027,605,521

iShares
®
U.S. Healthcare ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(c) (d) (e)
...................... 31,696,001 $ 31,711,848
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(c) (d)
............................ 2,391,636 2,391,636
a
Total Short-Term Securities — 1.1%
(Cost: $ 34,089,406 ) ................................. 34,103,484
Total Investments — 101.0%
(Cost: $ 3,107,852,055 ) ............................... 3,061,709,005
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (28,937,202)
Net Assets — 100.0% ................................. $ 3,032,771,803
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 26,992,119  $ 4,714,742
(a)
$ —  $ 7,856  $ (2,869) $ 31,711,848  31,696,001  $ 45,532
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 4,262,468  —  (1,870,832)
(a)
—  —  2,391,636  2,391,636  72,626  —
$ 7,856  $ (2,869)
$ 34,103,484
$ 118,158  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 35 12/19/25 $ 5,119 $ 120,920
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 120,920 $ — $ — $ — $ 120,920
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Healthcare ETF

2025
iShares Semi-Annual Financial Statements and Additional Information
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (335,756) $ — $ — $ — $ (335,756)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 197,760 $ — $ — $ — $ 197,760
Futures contracts
Average notional value of contracts — long ................................................................................... $ 5,534,100
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,027,605,521  $ —  $ —  $ 3,027,605,521
Short-Term Securities
Money Market Funds ...................................... 34,103,484  —  —  34,103,484
$ 3,061,709,005  $ —  $ —  $ 3,061,709,005
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 120,920  $ —  $ —  $ 120,920
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  19 .1%
ATI, Inc.
(a)
.............................. 32,883 $ 3,254,431
Axon Enterprise, Inc.
(a)
..................... 17,562 12,859,423
Boeing Co. (The)
(a)
........................ 170,731 34,320,346
BWX Technologies, Inc. .................... 21,515 4,595,819
Curtiss-Wright Corp. ....................... 8,867 5,282,338
General Dynamics Corp. .................... 59,540 20,535,346
General Electric Co. ....................... 247,754 76,543,598
HEICO Corp. ........................... 9,980 3,171,345
HEICO Corp. , Class A ...................... 17,699 4,384,573
Howmet Aerospace, Inc. .................... 94,491 19,460,421
Huntington Ingalls Industries, Inc. .............. 9,210 2,965,804
Karman Holdings, Inc.
(a)
.................... 6,231 524,899
L3Harris Technologies, Inc. .................. 43,967 12,710,860
Leonardo DRS, Inc. ....................... 17,783 650,147
Loar Holdings, Inc.
(a)
....................... 9,987 790,271
Lockheed Martin Corp. ..................... 49,205 24,202,955
Northrop Grumman Corp. ................... 31,950 18,641,228
Rocket Lab Corp.
(a)
....................... 97,394 6,133,874
RTX Corp. ............................. 315,210 56,264,985
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 27,661 1,014,882
StandardAero, Inc.
(a)
....................... 33,309 962,297
Textron, Inc. ............................ 41,816 3,379,151
TransDigm Group, Inc. ..................... 13,028 17,047,268
Woodward, Inc. .......................... 13,943 3,654,600
333,350,861
a
Air Freight & Logistics  —  2 .3%
CH Robinson Worldwide, Inc. ................ 27,619 4,253,050
Expeditors International of Washington, Inc. ....... 32,380 3,947,122
FedEx Corp. ............................ 50,455 12,806,488
GXO Logistics, Inc.
(a)
...................... 26,418 1,484,956
United Parcel Service, Inc. , Class B ............ 172,997 16,680,370
39,171,986
a
Building Products  —  4 .8%
A O Smith Corp. ......................... 26,745 1,764,903
AAON, Inc. ............................. 15,811 1,555,644
Advanced Drainage Systems, Inc. ............. 16,613 2,326,651
Allegion PLC ............................ 20,233 3,354,024
Armstrong World Industries, Inc. ............... 10,101 1,923,533
Builders FirstSource, Inc.
(a) (b)
................. 25,538 2,966,750
Carlisle Companies, Inc. .................... 10,136 3,294,707
Carrier Global Corp. ....................... 187,064 11,128,437
Fortune Brands Innovations, Inc. .............. 28,435 1,444,498
Hayward Holdings, Inc.
(a)
.................... 46,657 791,769
Johnson Controls International PLC ............ 155,581 17,796,911
Lennox International, Inc. ................... 7,473 3,773,865
Masco Corp. ............................ 49,874 3,229,840
Owens Corning .......................... 20,047 2,552,184
Simpson Manufacturing Co., Inc. .............. 9,842 1,737,113
Trane Technologies PLC .................... 52,525 23,565,341
Trex Co., Inc.
(a)
.......................... 25,071 1,211,431
84,417,601
a
Chemicals  —  2 .4%
Axalta Coating Systems Ltd.
(a)
................ 51,643 1,470,276
Dow, Inc. .............................. 166,373 3,967,996
DuPont de Nemours, Inc. ................... 98,597 8,050,445
PPG Industries, Inc. ....................... 53,609 5,240,280
RPM International, Inc. ..................... 29,988 3,277,089
Sherwin-Williams Co. (The) .................. 54,964 18,959,282
Security Shares Value
a
Chemicals (continued)
Solstice Advanced Materials, Inc.
(a)
............. 37,458 $ 1,688,232
42,653,600
a
Commercial Services & Supplies  —  1 .4%
Cintas Corp. ............................ 81,026 14,849,635
MSA Safety, Inc. ......................... 8,744 1,373,070
Tetra Tech, Inc. .......................... 61,806 1,976,556
Veralto Corp. ............................ 56,194 5,545,224
23,744,485
a
Construction & Engineering  —  2 .6%
AECOM ............................... 31,211 4,193,198
API Group Corp.
(a)
........................ 86,627 3,189,606
Comfort Systems USA, Inc. .................. 8,195 7,912,928
EMCOR Group, Inc. ....................... 10,428 7,047,034
Everus Construction Group, Inc.
(a)
.............. 12,113 1,100,951
MasTec, Inc.
(a)
........................... 14,702 3,001,560
Quanta Services, Inc. ...................... 34,671 15,571,786
Valmont Industries, Inc. ..................... 4,669 1,930,305
WillScot Holdings Corp. , Class A .............. 42,019 913,913
44,861,281
a
Construction Materials  —  2 .2%
CRH PLC .............................. 159,663 19,015,863
Eagle Materials, Inc. ....................... 7,567 1,606,625
James Hardie Industries PLC
(a) (b)
.............. 35,022 733,011
Martin Marietta Materials, Inc. ................ 14,120 8,656,972
Vulcan Materials Co. ...................... 31,183 9,027,479
39,039,950
a
Consumer Finance  —  4 .9%
American Express Co. ..................... 129,406 46,680,627
Capital One Financial Corp. .................. 148,094 32,579,199
Synchrony Financial ....................... 87,535 6,510,853
85,770,679
a
Containers & Packaging  —  1 .4%
Amcor PLC ............................. 542,571 4,286,311
AptarGroup, Inc. ......................... 15,383 1,784,582
Ball Corp. .............................. 65,312 3,069,664
Crown Holdings, Inc. ...................... 27,386 2,661,372
Graphic Packaging Holding Co. ............... 68,822 1,100,464
Packaging Corp. of America ................. 20,803 4,072,395
Sealed Air Corp. ......................... 33,318 1,116,486
Silgan Holdings, Inc. ....................... 20,770 802,137
Smurfit WestRock PLC ..................... 122,861 4,536,028
Sonoco Products Co. ...................... 23,146 939,033
24,368,472
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 120,167 1,062,276
a
Electrical Equipment  —  7 .5%
Acuity, Inc. ............................. 7,270 2,653,914
AMETEK, Inc. ........................... 54,235 10,961,436
Eaton Corp. PLC ......................... 92,332 35,230,198
Emerson Electric Co. ...................... 132,820 18,537,687
GE Vernova, Inc. ......................... 64,415 37,691,793
Generac Holdings, Inc.
(a)
.................... 13,814 2,321,028
Hubbell, Inc. ............................ 12,610 5,926,700
nVent Electric PLC ........................ 38,298 4,379,376
Regal Rexnord Corp. ...................... 15,565 2,192,953
Rockwell Automation, Inc. ................... 26,645 9,814,952
Sensata Technologies Holding PLC ............ 34,101 1,085,435
130,795,472
a

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Industrials ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Electronic Equipment, Instruments & Components  —  1 .6%
Cognex Corp. ........................... 39,452 $ 1,632,918
Crane NXT Co. .......................... 11,553 730,727
Keysight Technologies, Inc.
(a)
................. 40,561 7,421,041
Littelfuse, Inc. ........................... 5,798 1,410,711
Ralliant Corp. ........................... 26,718 1,173,455
Teledyne Technologies, Inc.
(a)
................. 10,960 5,773,947
Trimble, Inc.
(a)
........................... 56,013 4,467,037
Vontier Corp. ............................ 34,748 1,337,798
Zebra Technologies Corp. , Class A
(a)
............ 11,944 3,215,922
27,163,556
a
Financial Services  —  17 .4%
Affirm Holdings, Inc. , Class A
(a)
................ 63,251 4,546,482
Block, Inc. , Class A
(a)
...................... 128,442 9,753,886
Corpay, Inc.
(a)
........................... 16,025 4,172,109
Euronet Worldwide, Inc.
(a)
................... 9,535 723,325
Fidelity National Information Services, Inc. ........ 124,010 7,753,105
Fiserv, Inc.
(a)
............................ 127,487 8,502,108
Global Payments, Inc. ..................... 57,582 4,477,576
Jack Henry & Associates, Inc. ................ 17,112 2,548,661
Mastercard, Inc. , Class A .................... 191,677 105,803,787
PayPal Holdings, Inc.
(a)
..................... 225,442 15,616,367
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 15,373 1,062,274
Visa, Inc. , Class A ........................ 401,288 136,734,873
Western Union Co. (The) ................... 65,068 607,085
WEX, Inc.
(a)
............................. 7,985 1,164,852
303,466,490
a
Ground Transportation  —  4 .7%
CSX Corp. ............................. 442,391 15,934,924
JB Hunt Transport Services, Inc. .............. 18,334 3,095,879
Knight-Swift Transportation Holdings, Inc. ........ 36,984 1,668,718
Landstar System, Inc. ...................... 8,229 1,056,850
Norfolk Southern Corp. ..................... 53,226 15,083,184
Old Dominion Freight Line, Inc. ............... 43,921 6,167,387
Ryder System, Inc. ........................ 9,340 1,580,608
Saia, Inc.
(a)
............................. 6,263 1,831,928
Schneider National, Inc. , Class B .............. 12,148 259,603
Union Pacific Corp. ....................... 140,902 31,050,574
XPO, Inc.
(a)
............................. 26,959 3,878,591
81,608,246
a
Household Durables  —  0 .2%
Mohawk Industries, Inc.
(a)
................... 12,063 1,370,839
TopBuild Corp.
(a)
......................... 6,708 2,833,996
4,204,835
a
Industrial Conglomerates  —  2 .9%
3M Co. ................................ 125,656 20,921,724
Honeywell International, Inc. ................. 149,832 30,165,677
51,087,401
a
IT Services  —  2 .1%
Accenture PLC , Class A .................... 147,488 36,886,749
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 15,337 1,013,929
a
Life Sciences Tools & Services  —  0 .4%
Mettler-Toledo International, Inc.
(a)
............. 4,905 6,946,903
a
Machinery  —  14 .0%
AGCO Corp. ............................ 14,602 1,506,342
Allison Transmission Holdings, Inc. ............. 19,766 1,631,683
Caterpillar, Inc. .......................... 109,089 62,972,716
CNH Industrial N.V. ....................... 206,371 2,164,832
Security Shares Value
a
Machinery (continued)
Crane Co. .............................. 11,571 $ 2,198,490
Cummins, Inc. ........................... 32,438 14,197,464
Deere & Co. ............................ 57,565 26,573,731
Donaldson Co., Inc. ....................... 27,334 2,302,890
Dover Corp. ............................ 31,966 5,800,550
Esab Corp. ............................. 13,407 1,566,206
Flowserve Corp. ......................... 30,634 2,090,770
Fortive Corp. ............................ 80,140 4,034,248
Gates Industrial Corp. PLC
(a)
................. 59,613 1,316,255
Graco, Inc. ............................. 39,221 3,207,101
IDEX Corp. ............................. 17,782 3,048,902
Illinois Tool Works, Inc. ..................... 69,052 16,843,164
Ingersoll Rand, Inc.
(b)
...................... 95,007 7,251,884
ITT, Inc. ............................... 18,280 3,383,080
Lincoln Electric Holdings, Inc. ................ 12,826 3,007,056
Middleby Corp. (The)
(a)
..................... 11,856 1,472,871
Nordson Corp. ........................... 12,750 2,957,363
Oshkosh Corp. .......................... 15,034 1,853,542
Otis Worldwide Corp. ...................... 93,066 8,632,802
PACCAR, Inc. ........................... 121,511 11,956,682
Parker-Hannifin Corp. ...................... 30,321 23,432,978
Pentair PLC ............................ 38,618 4,107,024
Snap-on, Inc. ........................... 12,053 4,044,384
Stanley Black & Decker, Inc. ................. 36,344 2,461,216
Toro Co. (The) ........................... 23,200 1,733,736
Westinghouse Air Brake Technologies Corp. ....... 39,944 8,166,151
Xylem, Inc. ............................. 57,312 8,645,515
244,561,628
a
Marine Transportation  —  0 .1%
Kirby Corp.
(a)
............................ 13,254 1,371,524
a
Paper & Forest Products  —  0 .1%
Louisiana-Pacific Corp. ..................... 14,887 1,296,807
a
Professional Services  —  3 .7%
Amentum Holdings, Inc.
(a)
................... 37,431 838,829
Automatic Data Processing, Inc. ............... 96,002 24,989,321
Booz Allen Hamilton Holding Corp. , Class C ....... 28,613 2,493,909
Equifax, Inc. ............................ 29,165 6,156,731
ExlService Holdings, Inc.
(a)
.................. 37,201 1,454,559
FTI Consulting, Inc.
(a)
...................... 7,426 1,225,364
Genpact Ltd. ............................ 37,842 1,443,672
Jacobs Solutions, Inc. ...................... 28,022 4,366,108
ManpowerGroup, Inc. ...................... 10,960 336,034
Paychex, Inc. ........................... 75,965 8,890,184
Paylocity Holding Corp.
(a)
................... 10,484 1,481,075
Robert Half, Inc. ......................... 23,252 608,970
TransUnion ............................. 46,047 3,738,095
Verisk Analytics, Inc. ....................... 32,957 7,209,673
65,232,524
a
Semiconductors & Semiconductor Equipment  —  0 .1%
MKS, Inc. .............................. 15,803 2,271,049
a
Software  —  0 .7%
Aurora Innovation, Inc. , Class A
(a) (b)
............. 246,493 1,291,623
BILL Holdings, Inc.
(a) (b)
...................... 21,999 1,092,471
Fair Isaac Corp.
(a)
......................... 5,515 9,152,308
11,536,402
a
Trading Companies & Distributors  —  3 .1%
Air Lease Corp. , Class A .................... 24,451 1,561,441
Applied Industrial Technologies, Inc. ............ 8,962 2,304,041
Core & Main, Inc. , Class A
(a) (b)
................ 44,833 2,339,386
Ferguson Enterprises, Inc. ................... 45,669 11,348,746

iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Trading Companies & Distributors (continued)
FTAI Aviation Ltd. ......................... 23,954 $ 4,141,647
MSC Industrial Direct Co., Inc. , Class A .......... 10,329 877,035
QXO, Inc.
(a) (b)
............................ 143,806 2,541,052
United Rentals, Inc. ....................... 15,131 13,181,825
Watsco, Inc. ............................ 8,227 3,027,618
WESCO International, Inc. ................... 11,263 2,923,086
WW Grainger, Inc. ........................ 10,428 10,209,012
54,454,889
Total Long-Term Investments — 99.9%
(Cost: $ 1,466,819,059 ) ............................... 1,742,339,595
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(c) (d) (e)
...................... 7,836,645 $ 7,840,563
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(c) (d)
............................ 1,630,161 1,630,161
a
Total Short-Term Securities — 0.5%
(Cost: $ 9,469,031 ) .................................. 9,470,724
Total Investments — 100.4%
(Cost: $ 1,476,288,090 ) ............................... 1,751,810,319
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (7,257,964)
Net Assets — 100.0% ................................. $ 1,744,552,355
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 7,204,493 $ 633,996
(a)
$ — $ 1,678 $ 396 $ 7,840,563 7,836,645 $ 15,617
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,804,346 — (174,185)
(a)
— — 1,630,161 1,630,161 40,561 —
$ 1,678 $ 396
$ 9,470,724
$ 56,178 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ......................................................... 14 12/19/25 $ 2,196 $ 34,587

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Industrials ETF

2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 34,587 $ — $ — $ — $ 34,587
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 373,848 $ — $ — $ — $ 373,848
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (22,562) $ — $ — $ — $ (22,562)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,945,230
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,742,339,595  $ —  $ —  $ 1,742,339,595
Short-Term Securities
Money Market Funds ...................................... 9,470,724  —  —  9,470,724
$ 1,751,810,319  $ —  $ —  $ 1,751,810,319
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 34,587  $ —  $ —  $ 34,587
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Communications Equipment  —  0 .1%
F5, Inc.
(a)
.............................. 85,367 $ 21,602,119
a
Consumer Staples Distribution & Retail  —  0 .0%
Maplebear, Inc.
(a)
......................... 255,447 9,415,776
a
Electrical Equipment  —  0 .5%
Vertiv Holdings Co. , Class A ................. 564,047 108,782,105
a
Electronic Equipment, Instruments & Components  —  2 .3%
Amphenol Corp. , Class A ................... 1,787,733 249,102,716
Arrow Electronics, Inc.
(a)
.................... 76,513 8,535,025
Avnet, Inc. ............................. 124,621 6,037,888
CDW Corp. ............................. 195,035 31,082,728
Coherent Corp.
(a)
......................... 227,425 30,011,003
Corning, Inc. ............................ 1,157,567 103,116,068
Flex Ltd.
(a)
.............................. 553,631 34,613,010
Ingram Micro Holding Corp.
(b)
................. 26,255 602,815
IPG Photonics Corp.
(a) (b)
.................... 37,580 3,198,810
Jabil, Inc.
(b)
............................. 156,379 34,542,557
TD SYNNEX Corp. ........................ 114,628 17,938,136
518,780,756
a
Financial Services  —  0 .1%
Toast, Inc. , Class A
(a) (b)
..................... 669,724 24,203,825
a
Hotels, Restaurants & Leisure  —  0 .6%
DoorDash, Inc. , Class A
(a)
................... 531,956 135,313,648
a
Interactive Media & Services  —  8 .1%
Alphabet, Inc. , Class A ..................... 2,085,189 586,334,295
Alphabet, Inc. , Class C , NVS ................. 1,697,856 478,489,778
IAC, Inc.
(a)
.............................. 99,732 3,213,365
Match Group, Inc. ........................ 362,400 11,720,016
Meta Platforms, Inc. , Class A ................. 1,001,468 649,301,778
Pinterest, Inc. , Class A
(a) (b)
................... 875,729 28,986,630
Reddit, Inc. , Class A
(a) (b)
..................... 172,851 36,117,216
Trump Media & Technology Group Corp.
(a) (b)
....... 237,945 3,646,507
ZoomInfo Technologies, Inc.
(a) (b)
............... 438,185 4,916,436
1,802,726,021
a
IT Services  —  4 .3%
Akamai Technologies, Inc.
(a)
.................. 212,725 15,975,648
Amdocs Ltd. ............................ 163,671 13,790,918
Cloudflare, Inc. , Class A
(a)
................... 457,534 115,893,362
Cognizant Technology Solutions Corp. , Class A ..... 731,986 53,347,140
DXC Technology Co.
(a)
..................... 266,394 3,782,795
EPAM Systems, Inc.
(a)
...................... 81,175 13,275,360
Gartner, Inc.
(a) (b)
.......................... 111,066 27,582,130
Globant SA
(a) (b)
.......................... 62,235 3,832,431
GoDaddy, Inc. , Class A
(a)
.................... 203,777 27,128,832
International Business Machines Corp. .......... 1,379,488 424,068,406
Kyndryl Holdings, Inc.
(a) (b)
................... 342,914 9,917,073
MongoDB, Inc. , Class A
(a)
................... 116,932 42,074,472
Okta, Inc. , Class A
(a)
....................... 244,244 22,355,653
Snowflake, Inc.
(a) (b)
........................ 463,419 127,384,615
Twilio, Inc. , Class A
(a)
...................... 209,640 28,276,243
VeriSign, Inc. ........................... 124,995 29,973,801
958,658,879
a
Media  —  0 .0%
DoubleVerify Holdings, Inc.
(a)
................. 190,044 2,162,701
NIQ Global Intelligence PLC
(a)
................ 70,680 876,432
3,039,133
a
Security Shares Value
a
Professional Services  —  0 .6%
CACI International, Inc. , Class A
(a)
............. 32,188 $ 18,097,703
Clarivate PLC
(a) (b)
......................... 496,860 1,689,324
Concentrix Corp. ......................... 67,273 2,711,775
Dayforce, Inc.
(a) (b)
......................... 228,627 15,715,820
KBR, Inc. .............................. 190,468 8,159,649
Leidos Holdings, Inc. ...................... 189,047 36,007,782
Parsons Corp.
(a)
.......................... 78,230 6,504,042
Paycom Software, Inc. ..................... 76,088 14,235,304
Science Applications International Corp. ......... 69,687 6,530,369
SS&C Technologies Holdings, Inc. ............. 313,528 26,624,798
136,276,566
a
Semiconductors & Semiconductor Equipment  —  34 .8%
Advanced Micro Devices, Inc.
(a)
............... 2,387,688 611,534,651
Allegro MicroSystems, Inc.
(a)
................. 182,457 5,459,113
Amkor Technology, Inc. ..................... 169,312 5,465,391
Analog Devices, Inc. ....................... 735,570 172,219,004
Applied Materials, Inc. ..................... 1,189,170 277,195,527
Astera Labs, Inc.
(a)
........................ 186,718 34,856,516
Broadcom, Inc. .......................... 2,067,355 764,156,429
Cirrus Logic, Inc.
(a)
........................ 75,948 10,074,502
Entegris, Inc.
(b)
.......................... 222,229 20,349,510
GLOBALFOUNDRIES, Inc.
(a) (b)
................ 152,303 5,421,987
Intel Corp.
(a)
............................ 6,479,262 259,105,687
KLA Corp. .............................. 197,296 238,479,567
Lam Research Corp. ...................... 1,895,798 298,512,353
Lattice Semiconductor Corp.
(a) (b)
............... 201,563 14,706,037
MACOM Technology Solutions Holdings, Inc.
(a)
..... 93,791 13,893,261
Marvell Technology, Inc.
(b)
................... 1,281,670 120,143,746
Microchip Technology, Inc. ................... 782,473 48,841,965
Micron Technology, Inc. ..................... 1,656,604 370,698,277
Monolithic Power Systems, Inc. ............... 68,616 68,959,080
NVIDIA Corp.
(b)
.......................... 18,925,170 3,832,157,673
ON Semiconductor Corp.
(a) (b)
................. 625,038 31,301,903
Onto Innovation, Inc.
(a)
..................... 72,115 9,732,640
Qorvo, Inc.
(a)
............................ 125,745 11,935,715
QUALCOMM, Inc. ........................ 1,601,670 289,742,103
Skyworks Solutions, Inc. .................... 222,129 17,263,866
Teradyne, Inc. ........................... 238,418 43,334,856
Texas Instruments, Inc. ..................... 1,347,487 217,565,251
Universal Display Corp. .................... 65,130 9,592,346
7,802,698,956
a
Software  —  32 .5%
Adobe, Inc.
(a)
............................ 631,007 214,737,992
Appfolio, Inc. , Class A
(a)
.................... 32,597 8,293,655
AppLovin Corp. , Class A
(a)
................... 353,487 225,287,870
Atlassian Corp. , Class A
(a)
................... 239,967 40,655,209
Autodesk, Inc.
(a)
.......................... 315,863 95,182,156
Bentley Systems, Inc. , Class B ................ 233,377 11,862,553
Cadence Design Systems, Inc.
(a)
.............. 404,540 137,013,653
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 812,168 7,082,105
Confluent, Inc. , Class A
(a)
................... 410,376 9,590,487
Crowdstrike Holdings, Inc. , Class A
(a)
............ 362,112 196,630,437
Datadog, Inc. , Class A
(a)
.................... 457,386 74,467,015
Docusign, Inc.
(a)
.......................... 297,784 21,779,922
Dolby Laboratories, Inc. , Class A .............. 89,624 5,943,864
Dropbox, Inc. , Class A
(a)
.................... 275,081 7,977,349
Dynatrace, Inc.
(a)
......................... 435,330 22,014,638
Elastic N.V.
(a)
............................ 134,426 11,993,488
Fortinet, Inc.
(a) (b)
.......................... 943,377 81,536,074
Gen Digital, Inc. .......................... 814,512 21,470,536
Gitlab, Inc. , Class A
(a) (b)
..................... 196,888 9,598,290
Guidewire Software, Inc.
(a) (b)
.................. 124,134 29,002,668

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Technology ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Software (continued)
HubSpot, Inc.
(a)
.......................... 75,388 $ 37,084,865
Informatica, Inc. , Class A
(a)
.................. 157,160 3,908,569
Intuit, Inc. .............................. 404,822 270,238,926
Manhattan Associates, Inc.
(a)
................. 88,882 16,182,746
Microsoft Corp. .......................... 6,016,145 3,115,220,042
nCino, Inc.
(a) (b)
........................... 158,067 4,217,228
Nutanix, Inc. , Class A
(a)
..................... 378,189 26,942,184
Oracle Corp. ............................ 1,714,169 450,157,921
Palantir Technologies, Inc. , Class A
(a)
........... 3,191,396 639,779,156
Palo Alto Networks, Inc.
(a) (b)
.................. 973,921 214,496,361
Pegasystems, Inc.
(b)
....................... 128,893 8,204,039
Procore Technologies, Inc.
(a)
................. 169,874 12,540,099
PTC, Inc.
(a)
............................. 176,793 35,100,482
RingCentral, Inc. , Class A
(a)
.................. 117,000 3,524,040
Roper Technologies, Inc. .................... 159,176 71,016,372
Rubrik, Inc. , Class A
(a)
...................... 172,431 12,978,881
SailPoint, Inc.
(a) (b)
......................... 84,439 1,830,638
Salesforce, Inc. .......................... 1,384,267 360,476,970
Samsara, Inc. , Class A
(a)
.................... 397,731 15,976,854
SentinelOne, Inc. , Class A
(a)
.................. 431,968 7,710,629
ServiceNow, Inc.
(a)
........................ 306,440 281,704,163
Strategy, Inc. , Class A
(a)
.................... 391,457 105,501,576
Synopsys, Inc.
(a)
......................... 273,659 124,191,927
Teradata Corp.
(a)
......................... 139,882 2,916,540
Tyler Technologies, Inc.
(a)
................... 63,801 30,385,864
UiPath, Inc. , Class A
(a)
..................... 611,528 9,698,834
Unity Software, Inc.
(a)
...................... 469,542 17,795,642
Workday, Inc. , Class A
(a)
.................... 319,012 76,537,359
Zoom Communications, Inc. , Class A
(a)
.......... 389,539 33,979,487
Zscaler, Inc.
(a)
........................... 144,764 47,937,151
7,270,355,506
a
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  16 .1%
Apple, Inc. ............................. 11,868,992 $ 3,209,019,367
Dell Technologies, Inc. , Class C ............... 448,082 72,593,765
Hewlett Packard Enterprise Co. ............... 1,944,080 47,474,434
HP, Inc. ............................... 1,398,372 38,692,953
NetApp, Inc. ............................ 296,198 34,886,200
Pure Storage, Inc. , Class A
(a)
................. 460,446 45,446,020
Sandisk Corp.
(a)
.......................... 199,941 39,854,240
Super Micro Computer, Inc.
(a) (b)
................ 761,258 39,554,966
Western Digital Corp. ...................... 513,177 77,084,317
3,604,606,262
Total Long-Term Investments — 100.0%
(Cost: $ 15,154,429,267 ) .............................. 22,396,459,552
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(c) (d) (e)
...................... 110,584,356 110,639,648
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(c) (d)
............................ 7,104,316 7,104,316
a
Total Short-Term Securities — 0.5%
(Cost: $ 117,684,453 ) ................................ 117,743,964
Total Investments — 100.5%
(Cost: $ 15,272,113,720 ) .............................. 22,514,203,516
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (114,747,378)
Net Assets — 100.0% ................................. $ 22,399,456,138
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 378,373,201 $ — $ (267,801,117)
(a)
$ 69,325 $ (1,761) $ 110,639,648 110,584,356 $ 332,839
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 21,850,106 — (14,745,790)
(a)
— — 7,104,316 7,104,316 405,002 —
$ 69,325 $ (1,761)
$ 117,743,964
$ 737,841 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index .......................................... 1 12/19/25 $ 151 $ (2,591)
E-Mini Technology Select Sector Index ...................................................... 14 12/19/25 4,262 213,514
$ 210,923
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 213,514 $ — $ — $ — $ 213,514
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 2,591 $ — $ — $ — $ 2,591
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 6,057,805 $ — $ — $ — $ 6,057,805
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (165,602) $ — $ — $ — $ (165,602)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 11,878,695
a

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Technology ETF

2025
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 22,396,459,552  $ —  $ —  $ 22,396,459,552
Short-Term Securities
Money Market Funds ...................................... 117,743,964  —  —  117,743,964
$ 22,514,203,516  $ —  $ —  $ 22,514,203,516
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 213,514  $ —  $ —  $ 213,514
Liabilities
Equity Contracts ........................................... (2,591) —  —  (2,591)
$ 210,923  $ —  $ —  $ 210,923
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Transportation ETF
Schedule of Investments
(unaudited)
October 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  19 .5%
CH Robinson Worldwide, Inc. ................ 129,715 $ 19,974,813
Expeditors International of Washington, Inc. ....... 149,058 18,170,170
FedEx Corp. ............................ 135,387 34,363,928
Forward Air Corp.
(a) (b)
...................... 24,056 452,493
GXO Logistics, Inc.
(a)
...................... 125,699 7,065,541
Hub Group, Inc. , Class A .................... 66,624 2,453,762
United Parcel Service, Inc. , Class B ............ 560,162 54,010,820
136,491,527
a
Ground Transportation  —  63 .9%
ArcBest Corp. ........................... 25,001 1,858,074
Avis Budget Group, Inc.
(a)
................... 18,558 2,525,187
Covenant Logistics Group, Inc. , Class A .......... 16,475 332,301
CSX Corp. ............................. 953,350 34,339,667
FTAI Infrastructure, Inc. ..................... 126,081 673,273
Heartland Express, Inc. ..................... 50,267 392,083
Hertz Global Holdings, Inc.
(a) (b)
................ 136,187 698,639
JB Hunt Transport Services, Inc. .............. 83,997 14,183,733
Knight-Swift Transportation Holdings, Inc. ........ 178,215 8,041,061
Landstar System, Inc. ...................... 38,070 4,889,330
Lyft, Inc. , Class A
(a)
........................ 437,106 8,943,189
Marten Transport Ltd. ...................... 63,410 649,953
Norfolk Southern Corp. ..................... 112,180 31,789,568
Old Dominion Freight Line, Inc. ............... 203,134 28,524,076
RXO, Inc.
(a)
............................. 180,072 3,192,677
Ryder System, Inc. ........................ 44,784 7,578,796
Saia, Inc.
(a)
............................. 29,268 8,560,890
Schneider National, Inc. , Class B .............. 54,890 1,172,999
Uber Technologies, Inc.
(a)
................... 1,621,645 156,488,743
U-Haul Holding Co. , Series N , NVS ............. 110,462 5,356,302
Union Pacific Corp. ....................... 491,669 108,349,098
Werner Enterprises, Inc. .................... 65,805 1,724,091
XPO, Inc.
(a) (b)
............................ 129,350 18,609,584
448,873,314
a
Marine Transportation  —  1 .5%
Genco Shipping & Trading Ltd. ................ 41,404 705,524
Kirby Corp.
(a)
............................ 61,295 6,342,807
Security Shares Value
a
Marine Transportation (continued)
Matson, Inc. ............................ 34,896 $ 3,522,751
10,571,082
a
Passenger Airlines  —  15 .0%
Alaska Air Group, Inc.
(a)
..................... 126,629 5,284,228
Allegiant Travel Co.
(a)
...................... 14,769 918,336
American Airlines Group, Inc.
(a)
................ 724,997 9,519,211
Delta Air Lines, Inc. ....................... 497,730 28,559,747
Frontier Group Holdings, Inc.
(a) (b)
............... 92,486 356,996
JetBlue Airways Corp.
(a)
.................... 320,111 1,344,466
Joby Aviation, Inc. , Class A
(a) (b)
................ 573,615 9,946,484
SkyWest, Inc.
(a)
.......................... 44,378 4,459,102
Southwest Airlines Co. ..................... 576,832 17,478,010
Sun Country Airlines Holdings, Inc.
(a) (b)
........... 58,406 717,226
United Airlines Holdings, Inc.
(a)
................ 284,207 26,726,826
105,310,632
Total Long-Term Investments — 99.9%
(Cost: $ 778,657,568 ) ................................ 701,246,555
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(c) (d) (e)
...................... 1,267,006 1,267,639
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(c) (d)
............................ 361,637 361,637
a
Total Short-Term Securities — 0.2%
(Cost: $ 1,627,375 ) .................................. 1,629,276
Total Investments — 100.1%
(Cost: $ 780,284,943 ) ................................ 702,875,831
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (1,380,401)
Net Assets — 100.0% ................................. $ 701,495,430
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 7,326,362 $ — $ (6,063,496)
(a)
$ 7,096 $ (2,323) $ 1,267,639 1,267,006 $ 25,794
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 657,167 — (295,530)
(a)
— — 361,637 361,637 9,960 —
$ 7,096 $ (2,323)
$ 1,629,276
$ 35,754 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Transportation ETF

2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ......................................................... 2 12/19/25 $ 314 $ 4,639
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 4,639 $ — $ — $ — $ 4,639
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 132,148 $ — $ — $ — $ 132,148
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (25,302) $ — $ — $ — $ (25,302)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 233,890
a

iShares
®
U.S. Transportation ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 701,246,555  $ —  $ —  $ 701,246,555
Short-Term Securities
Money Market Funds ...................................... 1,629,276  —  —  1,629,276
$ 702,875,831  $ —  $ —  $ 702,875,831
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 4,639  $ —  $ —  $ 4,639
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2025
iShares
®
U.S. Utilities ETF
(Percentages shown are based on Net Assets)

2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Commercial Services & Supplies  —  8 .1%
Clean Harbors, Inc.
(a)
...................... 48,648 $ 10,240,891
Republic Services, Inc. ..................... 194,525 40,507,886
Waste Management, Inc. .................... 355,257 70,969,691
121,718,468
a
Electric Utilities  —  58 .4%
Alliant Energy Corp. ....................... 246,641 16,480,552
American Electric Power Co., Inc. .............. 513,750 61,783,575
Constellation Energy Corp. .................. 300,774 113,391,798
Duke Energy Corp. ....................... 747,067 92,860,428
Edison International ....................... 365,989 20,268,471
Entergy Corp. ........................... 428,775 41,200,990
Evergy, Inc. ............................. 221,022 16,976,700
Eversource Energy ....................... 352,797 26,039,946
Exelon Corp. ............................ 970,640 44,765,917
FirstEnergy Corp. ........................ 526,921 24,148,789
IDACORP, Inc. .......................... 51,690 6,669,044
NextEra Energy, Inc. ...................... 1,980,294 161,195,932
NRG Energy, Inc. ......................... 182,683 31,395,900
OGE Energy Corp. ........................ 192,890 8,514,165
PG&E Corp. ............................ 2,105,298 33,600,556
Pinnacle West Capital Corp. ................. 114,425 10,128,901
PPL Corp. ............................. 710,704 25,954,910
Southern Co. (The) ....................... 1,058,131 99,506,639
Xcel Energy, Inc. ......................... 568,321 46,130,615
881,013,828
a
Gas Utilities  —  2 .9%
Atmos Energy Corp. ....................... 151,961 26,094,743
MDU Resources Group, Inc. ................. 194,372 3,728,055
National Fuel Gas Co. ..................... 86,168 6,799,517
UGI Corp. .............................. 206,585 6,906,136
43,528,451
a
Independent Power and Renewable Electricity Producers  —  6 .4%
AES Corp. (The) ......................... 681,923 9,458,272
Brookfield Renewable Corp. ................. 129,463 5,600,569
Clearway Energy, Inc. , Class A ................ 33,226 996,448
Security Shares Value
a
Independent Power and Renewable Electricity Producers (continued)
Clearway Energy, Inc. , Class C ............... 78,039 $ 2,491,785
Talen Energy Corp.
(a)
...................... 43,557 17,413,218
Vistra Corp. ............................ 324,870 61,173,021
97,133,313
a
Multi-Utilities  —  21 .8%
Ameren Corp. ........................... 259,132 26,436,647
CenterPoint Energy, Inc. .................... 625,694 23,926,539
CMS Energy Corp. ........................ 285,651 21,009,631
Consolidated Edison, Inc. ................... 346,130 33,716,523
Dominion Energy, Inc. ...................... 819,542 48,098,920
DTE Energy Co. ......................... 198,967 26,967,987
NiSource, Inc. ........................... 451,830 19,026,561
Public Service Enterprise Group, Inc. ........... 479,520 38,630,131
Sempra ............................... 626,839 57,631,578
WEC Energy Group, Inc. .................... 306,699 34,267,479
329,711,996
a
Water Utilities  —  2 .3%
American Water Works Co., Inc. ............... 187,022 24,019,236
Essential Utilities, Inc. ...................... 269,405 10,514,877
34,534,113
Total Long-Term Investments — 99.9%
(Cost: $ 1,427,970,182 ) ............................... 1,507,640,169
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(b) (c)
............................ 1,533,454 1,533,454
a
Total Short-Term Securities — 0.1%
(Cost: $ 1,533,454 ) .................................. 1,533,454
Total Investments — 100.0%
(Cost: $ 1,429,503,636 ) ............................... 1,509,173,623
Other Assets Less Liabilities — 0 .0% ..................... 92,843
Net Assets — 100.0% ................................. $ 1,509,266,466
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares
(a)
.. $ 18,257 $ — $ (19,662)
(b)
$ 1,402 $ 3 $ — — $ 2,851
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 2,356,649 — (823,195)
(b)
— — 1,533,454 1,533,454 52,699 —
$ 1,402 $ 3
$ 1,533,454
$ 55,550 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).

iShares
®
U.S. Utilities ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index .......................................................... 21 12/19/25 $ 1,894 $ 23,478
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 23,478 $ — $ — $ — $ 23,478
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 215,272 $ — $ — $ — $ 215,272
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (15,795) $ — $ — $ — $ (15,795)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,771,985
a

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Utilities ETF

2025
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,507,640,169  $ —  $ —  $ 1,507,640,169
Short-Term Securities
Money Market Funds ...................................... 1,533,454  —  —  1,533,454
$ 1,509,173,623  $ —  $ —  $ 1,509,173,623
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 23,478  $ —  $ —  $ 23,478
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
Statements of Assets and Liabilities
(unaudited)
October 31, 2025
See notes to financial statements.
iShares
Dow Jones U.S. ETF
iShares
ESG MSCI KLD 400
ETF
iShares
ESG Optimized
MSCI USA ETF
iShares
U.S. Basic Materials
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 2,712,689,889  $ 5,025,236,254  $ 3,675,398,369  $ 497,764,774
Investments, at value — affiliated
(c)
......................................... 36,341,214  40,158,306  17,010,467  7,251,671
Cash ............................................................. 18,499  —  —  —
Cash pledged:
Futures contracts ................................................... 258,000  409,000  829,000  71,000
Receivables:
Securities lending income — affiliated ..................................... 8,943  5,182  2,166  2,774
Dividends — unaffiliated .............................................. 1,190,176  3,354,745  2,420,408  445,606
Dividends — affiliated ................................................ 11,166  19,146  15,297  1,875
Variation margin on futures contracts ...................................... 11,082  101,879  31,931  —
Total assets ........................................................
2,750,528,969  5,069,284,512  3,695,707,638  505,537,700
LIABILITIES
Collateral on securities loaned ............................................ 25,654,121  9,668,966  6,116,651  6,748,338
Payables:
Investment advisory fees .............................................. 454,722  1,055,635  773,156  164,199
Variation margin on futures contracts ...................................... —  —  —  5,805
Total liabilities .......................................................
26,108,843  10,724,601  6,889,807  6,918,342
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 2,724,420,126  $ 5,058,559,911  $ 3,688,817,831  $ 498,619,358
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 1,203,365,761  $ 2,807,196,876  $ 2,877,675,387  $ 773,224,910
Accumulated earnings (loss) ............................................. 1,521,054,365  2,251,363,035  811,142,444  (274,605,552)
NET ASSETS .......................................................
$ 2,724,420,126  $ 5,058,559,911  $ 3,688,817,831  $ 498,619,358
NET ASSET VALUE
Shares outstanding ................................................... 16,400,000  39,000,000  26,450,000  3,500,000
Net asset value ...................................................... $ 166.12  $ 129.71  $ 139.46  $ 142.46
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 25,691,873  $ 9,559,418  $ 6,029,806  $ 6,415,370
(b)
Investments, at cost — unaffiliated ....................................... $ 1,145,330,550  $ 2,838,103,766  $ 2,744,470,767  $ 550,858,381
(c)
Investments, at cost — affiliated ......................................... $ 32,797,176  $ 30,412,656  $ 17,008,782  $ 7,251,022

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2025
See notes to financial statements.
iShares
U.S. Consumer
Discretionary ETF
iShares
U.S. Consumer
Staples ETF
iShares
U.S. Energy ETF
iShares
U.S. Financial
Services ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 1,777,403,637  $ 1,261,513,830  $ 1,113,204,996  $ 1,855,587,974
Investments, at value — affiliated
(c)
........................................ 29,064,807  1,709,077  1,359,946  64,756,849
Cash ............................................................ 133  —  —  —
Cash pledged:
Futures contracts .................................................. 173,000  230,000  119,000  206,000
Receivables:
Securities lending income — affiliated .................................... 11,887  262  743  2,718
Dividends — unaffiliated ............................................. 420,928  2,716,010  247,049  1,008,240
Dividends — affiliated ............................................... 8,119  5,430  3,893  9,357
Variation margin on futures contracts ..................................... 40,548  —  10,475  9,295
Total assets .......................................................
1,807,123,059  1,266,174,609  1,114,946,102  1,921,580,433
LIABILITIES
Collateral on securities loaned ........................................... 27,282,475  253,273  —  18,413,756
Payables:
Investment advisory fees ............................................. 579,171  404,857  351,628  597,773
Variation margin on futures contracts ..................................... —  13,510  —  —
Total liabilities ......................................................
27,861,646  671,640  351,628  19,011,529
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 1,779,261,413  $ 1,265,502,969  $ 1,114,594,474  $ 1,902,568,904
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 1,891,980,078  $ 1,430,670,864  $ 1,351,225,558  $ 1,506,441,008
Accumulated earnings (loss) ............................................ (112,718,665) (165,167,895) (236,631,084) 396,127,896
NET ASSETS ......................................................
$ 1,779,261,413  $ 1,265,502,969  $ 1,114,594,474  $ 1,902,568,904
NET ASSET VALUE
Shares outstanding .................................................. 17,250,000  18,950,000  23,800,000  21,600,000
Net asset value ..................................................... $ 103.15  $ 66.78  $ 46.83  $ 88.08
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 26,891,068  $ 246,856  $ —  $ 17,823,141
(b)
Investments, at cost — unaffiliated ...................................... $ 1,744,930,406  $ 1,366,003,123  $ 995,390,499  $ 1,328,245,251
(c)
Investments, at cost — affiliated ........................................ $ 29,058,880  $ 1,709,051  $ 1,359,946  $ 56,359,899

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2025
Statements of Assets and Liabilities
See notes to financial statements.
iShares
U.S. Financials ETF
iShares
U.S. Healthcare ETF
iShares
U.S. Industrials ETF
iShares
U.S. Technology
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 3,941,841,985  $ 3,027,605,521  $ 1,742,339,595  $ 22,396,459,552
Investments, at value — affiliated
(c)
......................................... 146,775,269  34,103,484  9,470,724  117,743,964
Cash ............................................................. 37,676  415,446  736  110,607
Cash pledged:
Futures contracts ................................................... 577,000  279,999  107,000  293,000
Receivables:
Investments sold ................................................... 30,606,148  —  —  —
Securities lending income — affiliated ..................................... 23,640  7,304  4,060  40,960
Capital shares sold .................................................. —  67,470  —  —
Dividends — unaffiliated .............................................. 2,062,890  2,903,600  965,470  1,961,164
Dividends — affiliated ................................................ 20,810  12,510  6,492  20,360
Variation margin on futures contracts ...................................... 23,445  —  4,338  1,608
Total assets ........................................................
4,121,968,863  3,065,395,334  1,752,898,415  22,516,631,215
LIABILITIES
Collateral on securities loaned ............................................ 30,861,071  31,707,334  7,816,504  110,501,043
Payables:
Investments purchased ............................................... 33,745,658  —  —  —
Capital shares redeemed .............................................. —  —  —  1,511
Investment advisory fees .............................................. 1,279,965  912,309  529,556  6,672,523
Variation margin on futures contracts ...................................... —  3,888  —  —
Total liabilities .......................................................
65,886,694  32,623,531  8,346,060  117,175,077
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 4,056,082,169  $ 3,032,771,803  $ 1,744,552,355  $ 22,399,456,138
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 3,665,796,136  $ 3,159,480,138  $ 1,554,236,691  $ 12,225,515,704
Accumulated earnings (loss) ............................................. 390,286,033  (126,708,335) 190,315,664  10,173,940,434
NET ASSETS .......................................................
$ 4,056,082,169  $ 3,032,771,803  $ 1,744,552,355  $ 22,399,456,138
NET ASSET VALUE
Shares outstanding ................................................... 33,100,000  49,850,000  11,900,000  107,700,000
Net asset value ...................................................... $ 122.54  $ 60.84  $ 146.60  $ 207.98
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 30,719,125  $ 31,313,771  $ 7,643,694  $ 110,348,034
(b)
Investments, at cost — unaffiliated ....................................... $ 3,558,284,764  $ 3,073,762,649  $ 1,466,819,059  $ 15,154,429,267
(c)
Investments, at cost — affiliated ......................................... $ 136,149,748  $ 34,089,406  $ 9,469,031  $ 117,684,453

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2025
See notes to financial statements.
iShares
U.S. Transportation
ETF
iShares
U.S. Utilities ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 701,246,555  $ 1,507,640,169
Investments, at value — affiliated
(c)
....................................................................... 1,629,276  1,533,454
Cash pledged:
Futures contracts ................................................................................. 16,000  215,000
Receivables:
Securities lending income — affiliated ................................................................... 5,129  478
Dividends — unaffiliated ............................................................................ 81,298  364,945
Dividends — affiliated .............................................................................. 1,252  8,540
Variation margin on futures contracts .................................................................... 620  —
Total assets ......................................................................................
702,980,130  1,509,762,586
LIABILITIES
Collateral on securities loaned .......................................................................... 1,287,174  —
Payables:
Investment advisory fees ............................................................................ 197,526  484,330
Variation margin on futures contracts .................................................................... —  11,790
Total liabilities .....................................................................................
1,484,700  496,120
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 701,495,430  $ 1,509,266,466
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 931,528,717  $ 1,420,522,776
Accumulated earnings (loss) ........................................................................... (230,033,287) 88,743,690
NET ASSETS .....................................................................................
$ 701,495,430  $ 1,509,266,466
NET ASSET VALUE
Shares outstanding ................................................................................. 9,700,000  13,500,000
Net asset value .................................................................................... $ 72.32  $ 111.80
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 1,329,648  $ —
(b)
Investments, at cost — unaffiliated ..................................................................... $ 778,657,568  $ 1,427,970,182
(c)
Investments, at cost — affiliated ....................................................................... $ 1,627,375  $ 1,533,454

Statements of Operations
Statements of Operations
(unaudited)
Six Months Ended October 31, 2025
See notes to financial statements.
iShares
Dow Jones U.S. ETF
iShares
ESG MSCI KLD 400
ETF
iShares
ESG Optimized
MSCI USA ETF
iShares
U.S. Basic Materials
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 15,528,547  $ 28,924,884  $ 21,812,908  $ 5,129,602
Dividends — affiliated .............................................. 130,461  384,394  101,559  16,798
Interest — unaffiliated .............................................. 6,800  13,674  12,442  6,095
Securities lending income — affiliated — net ............................... 79,089  33,880  15,175  10,536
Foreign taxes withheld ............................................. (4,726) (12,511) (30,046) —
Total investment income ..............................................
15,740,171  29,344,321  21,912,038  5,163,031
EXPENSES
Investment advisory ............................................... 2,531,410  5,963,730  4,472,286  1,009,199
Interest expense ................................................. 2  —  —  —
Total expenses .................................................... 2,531,412  5,963,730  4,472,286  1,009,199
Net investment income ...............................................
13,208,759  23,380,591  17,439,752  4,153,832
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (6,785,769) 3,729,880  (2,706,105) (12,187,757)
Investments — affiliated ........................................... 7,277  15,848  2,602  1,562
Futures contracts ............................................... 691,856  1,592,182  1,303,643  58,647
In-kind redemptions — unaffiliated
(a)
................................... 11,643,840  163,768,464  89,304,481  23,971,010
In-kind redemptions — affiliated
(a)
.................................... 31,408  860,868  —  —
5,588,612  169,967,242  87,904,621  11,843,462
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 499,198,936  939,740,875  593,916,548  34,229,279
Investments — affiliated ........................................... 1,020,756  3,256,206  (307) 266
Futures contracts ............................................... 64,599  158,387  (3,329) (35,815)
500,284,291  943,155,468  593,912,912  34,193,730
Net realized and unrealized gain ........................................
505,872,903  1,113,122,710  681,817,533  46,037,192
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 519,081,662  $ 1,136,503,301  $ 699,257,285  $ 50,191,024
(a)
See Note 2 of the Notes to Financial Statements.

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited) (continued)
Six Months Ended October 31, 2025
See notes to financial statements.
iShares
U.S. Consumer
Discretionary ETF
iShares
U.S. Consumer
Staples ETF
iShares
U.S. Energy ETF
iShares
U.S. Financial
Services ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 6,670,551  $ 20,394,341  $ 19,136,371  $ 13,012,966
Dividends — affiliated .............................................. 45,135  41,686  29,271  483,829
Interest — unaffiliated .............................................. 4,773  4,070  5,716  4,508
Securities lending income — affiliated — net ............................... 326,342  2,095  4,867  29,072
Foreign taxes withheld ............................................. (12,177) —  —  (4,239)
Total investment income ..............................................
7,034,624  20,442,192  19,176,225  13,526,136
EXPENSES
Investment advisory ............................................... 3,084,975  2,632,853  2,174,133  3,461,153
Interest expense ................................................. 115  1  —  2
Total expenses .................................................... 3,085,090  2,632,854  2,174,133  3,461,155
Net investment income ...............................................
3,949,534  17,809,338  17,002,092  10,064,981
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (18,483,012) (30,125,477) (6,565,882) (528,663)
Investments — affiliated ........................................... 11,979  1,686  507  6,852
Futures contracts ............................................... 390,956  (74,178) 161,100  458,500
In-kind redemptions — unaffiliated
(a)
................................... 77,678,026  47,196,722  51,747,385  16,613,715
In-kind redemptions — affiliated
(a)
.................................... —  —  —  375,434
59,597,949  16,998,753  45,343,110  16,925,838
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 143,188,093  (100,349,955) 61,467,762  195,501,946
Investments — affiliated ........................................... (5,512) 17  (10) 6,352,328
Futures contracts ............................................... (65,657) (203,384) 137,594  (278,662)
143,116,924  (100,553,322) 61,605,346  201,575,612
Net realized and unrealized gain (loss) ....................................
202,714,873  (83,554,569) 106,948,456  218,501,450
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 206,664,407  $ (65,745,231) $ 123,950,548  $ 228,566,431
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended October 31, 2025
Statements of Operations
See notes to financial statements.
iShares
U.S. Financials ETF
iShares
U.S. Healthcare ETF
iShares
U.S. Industrials ETF
iShares
U.S. Technology
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 32,232,729  $ 24,510,757  $ 11,081,607  $ 55,163,723
Dividends — affiliated .............................................. 1,109,837  72,626  40,561  405,002
Interest — unaffiliated .............................................. 12,974  8,091  3,263  49,525
Securities lending income — affiliated — net ............................... 94,338  45,532  15,617  332,839
Foreign taxes withheld ............................................. (25,246) (4,300) —  —
Total investment income ..............................................
33,424,632  24,632,706  11,141,048  55,951,089
EXPENSES
Investment advisory ............................................... 7,298,060  5,252,986  3,110,727  40,303,839
Interest expense ................................................. 8  19  —  —
Total expenses .................................................... 7,298,068  5,253,005  3,110,727  40,303,839
Net investment income ...............................................
26,126,564  19,379,701  8,030,321  15,647,250
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (2,790,976) (27,382,072) (7,222,830) (72,461,959)
Investments — affiliated ........................................... (90,730) 7,856  1,678  69,325
Futures contracts ............................................... 805,664  (335,756) 373,848  6,057,805
In-kind redemptions — unaffiliated
(a)
................................... 186,795,125  100,526,040  46,301,981  3,430,385,208
In-kind redemptions — affiliated
(a)
.................................... 3,626,980  —  —  —
188,346,063  72,816,068  39,454,677  3,364,050,379
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 155,622,833  22,085,328  159,093,229  4,438,828,533
Investments — affiliated ........................................... 11,604,277  (2,869) 396  (1,761)
Futures contracts ............................................... (452,064) 197,760  (22,562) (165,602)
166,775,046  22,280,219  159,071,063  4,438,661,170
Net realized and unrealized gain ........................................
355,121,109  95,096,287  198,525,740  7,802,711,549
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 381,247,673  $ 114,475,988  $ 206,556,061  $ 7,818,358,799
(a)
See Note 2 of the Notes to Financial Statements.

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited) (continued)
Six Months Ended October 31, 2025
See notes to financial statements.
iShares
U.S. Transportation
ETF
iShares
U.S. Utilities ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 4,770,025  $ 20,891,952
Dividends — affiliated .............................................................................. 9,960  52,699
Interest — unaffiliated .............................................................................. 1,077  6,146
Securities lending income — affiliated — net ............................................................... 25,794  2,851
Foreign taxes withheld ............................................................................. —  (16,213)
Total investment income ..............................................................................
4,806,856  20,937,435
EXPENSES
Investment advisory ............................................................................... 1,227,793  2,854,682
Total expenses .................................................................................... 1,227,793  2,854,682
Net investment income ...............................................................................
3,579,063  18,082,753
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (11,484,335) (2,340,050)
Investments — affiliated ........................................................................... 7,096  1,402
Futures contracts ............................................................................... 132,148  215,272
In-kind redemptions — unaffiliated
(a)
................................................................... 25,291,973  88,351,389
13,946,882  86,228,013
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 85,138,476  52,341,713
Investments — affiliated ........................................................................... (2,323) 3
Futures contracts ............................................................................... (25,302) (15,795)
85,110,851  52,325,921
Net realized and unrealized gain ........................................................................
99,057,733  138,553,934
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 102,636,796  $ 156,636,687
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Dow Jones U.S. ETF
iShares
ESG MSCI KLD 400 ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 13,208,759  $ 24,109,253  $ 23,380,591  $ 50,421,657
Net realized gain ........................................... 5,588,612  45,252,612  169,967,242  220,262,837
Net change in unrealized appreciation (depreciation) ................... 500,284,291  138,354,580  943,155,468  53,859,078
Net increase in net assets resulting from operations ......................
519,081,662  207,716,445  1,136,503,301  324,543,572
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(12,287,449)
(b)
(24,042,504) (21,840,960)
(b)
(49,973,946)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
27,750,654  180,065,349  (274,254,819) (303,190,198)
NET ASSETS
Total increase (decrease) in net assets .............................. 534,544,867  363,739,290  840,407,522  (28,620,572)
Beginning of period ...........................................
2,189,875,259  1,826,135,969  4,218,152,389  4,246,772,961
End of period ...............................................
$ 2,724,420,126  $ 2,189,875,259  $ 5,058,559,911  $ 4,218,152,389
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
ESG Optimized MSCI USA ETF
iShares
U.S. Basic Materials ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 17,439,752  $ 40,986,246  $ 4,153,832  $ 8,714,759
Net realized gain (loss) ....................................... 87,904,621  178,250,736  11,843,462  (2,184,419)
Net change in unrealized appreciation (depreciation) ................... 593,912,912  146,057,036  34,193,730  (38,164,372)
Net increase (decrease) in net assets resulting from operations ..............
699,257,285  365,294,018  50,191,024  (31,634,032)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(16,670,191)
(b)
(41,724,328) (4,201,710)
(b)
(8,726,829)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ............
(279,169,157) (371,327,667) (31,319,303) (124,498,786)
NET ASSETS
Total increase (decrease) in net assets .............................. 403,417,937  (47,757,977) 14,670,011  (164,859,647)
Beginning of period ...........................................
3,285,399,894  3,333,157,871  483,949,347  648,808,994
End of period ...............................................
$ 3,688,817,831  $ 3,285,399,894  $ 498,619,358  $ 483,949,347
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Consumer Discretionary ETF
iShares
U.S. Consumer Staples ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 3,949,534  $ 6,136,906  $ 17,809,338  $ 34,380,358
Net realized gain ........................................... 59,597,949  191,289,766  16,998,753  38,767,963
Net change in unrealized appreciation (depreciation) ................... 143,116,924  (93,205,379) (100,553,322) 33,663,772
Net increase (decrease) in net assets resulting from operations ..............
206,664,407  104,221,293  (65,745,231) 106,812,093
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(4,410,070)
(b)
(6,540,482) (16,907,452)
(b)
(33,620,200)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
281,970,105  199,653,892  (154,616,364) 162,292,642
NET ASSETS
Total increase (decrease) in net assets .............................. 484,224,442  297,334,703  (237,269,047) 235,484,535
Beginning of period ...........................................
1,295,036,971  997,702,268  1,502,772,016  1,267,287,481
End of period ...............................................
$ 1,779,261,413  $ 1,295,036,971  $ 1,265,502,969  $ 1,502,772,016
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Energy ETF
iShares
U.S. Financial Services ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 17,002,092  $ 34,484,618  $ 10,064,981  $ 18,885,454
Net realized gain ........................................... 45,343,110  70,278,908  16,925,838  17,751,091
Net change in unrealized appreciation (depreciation) ................... 61,605,346  (238,760,382) 201,575,612  258,647,951
Net increase (decrease) in net assets resulting from operations ..............
123,950,548  (133,996,856) 228,566,431  295,284,496
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(16,962,034)
(b)
(34,762,099) (9,604,562)
(b)
(18,879,412)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
(111,981,979) (58,437,139) 55,596,376  68,758,987
NET ASSETS
Total increase (decrease) in net assets .............................. (4,993,465) (227,196,094) 274,558,245  345,164,071
Beginning of period ...........................................
1,119,587,939  1,346,784,033  1,628,010,659  1,282,846,588
End of period ...............................................
$ 1,114,594,474  $ 1,119,587,939  $ 1,902,568,904  $ 1,628,010,659
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Financials ETF
iShares
U.S. Healthcare ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 26,126,564  $ 51,748,456  $ 19,379,701  $ 39,677,837
Net realized gain ........................................... 188,346,063  547,973,760  72,816,068  253,388,674
Net change in unrealized appreciation (depreciation) ................... 166,775,046  (18,779,853) 22,280,219  (259,844,887)
Net increase in net assets resulting from operations ......................
381,247,673  580,942,363  114,475,988  33,221,624
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(23,504,826)
(b)
(46,469,800) (17,427,743)
(b)
(38,606,689)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
375,648,674  257,595,839  (30,901,869) (297,607,119)
NET ASSETS
Total increase (decrease) in net assets .............................. 733,391,521  792,068,402  66,146,376  (302,992,184)
Beginning of period ...........................................
3,322,690,648  2,530,622,246  2,966,625,427  3,269,617,611
End of period ...............................................
$ 4,056,082,169  $ 3,322,690,648  $ 3,032,771,803  $ 2,966,625,427
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Industrials ETF
iShares
U.S. Technology ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 8,030,321  $ 14,603,496  $ 15,647,250  $ 42,864,597
Net realized gain ........................................... 39,454,677  105,559,784  3,364,050,379  2,241,497,889
Net change in unrealized appreciation (depreciation) ................... 159,071,063  (8,471,779) 4,438,661,170  (481,789,114)
Net increase in net assets resulting from operations ......................
206,556,061  111,691,501  7,818,358,799  1,802,573,372
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(7,787,287)
(b)
(14,700,725) (18,148,293)
(b)
(40,732,579)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
67,898,008  (187,222,880) (3,360,676,914) 452,717,169
NET ASSETS
Total increase (decrease) in net assets .............................. 266,666,782  (90,232,104) 4,439,533,592  2,214,557,962
Beginning of period ...........................................
1,477,885,573  1,568,117,677  17,959,922,546  15,745,364,584
End of period ...............................................
$ 1,744,552,355  $ 1,477,885,573  $ 22,399,456,138  $ 17,959,922,546
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Transportation ETF
iShares
U.S. Utilities ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 3,579,063  $ 7,859,266  $ 18,082,753  $ 32,782,755
Net realized gain (loss) ....................................... 13,946,882  (5,440,628) 86,228,013  165,411,196
Net change in unrealized appreciation (depreciation) ................... 85,110,851  (34,719,735) 52,325,921  35,233,054
Net increase (decrease) in net assets resulting from operations ..............
102,636,796  (32,301,097) 156,636,687  233,427,005
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(3,600,272)
(b)
(7,940,968) (16,924,554)
(b)
(32,618,788)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
48,279,883  (267,320,742) (64,407,368) 317,277,136
NET ASSETS
Total increase (decrease) in net assets .............................. 147,316,407  (307,562,807) 75,304,765  518,085,353
Beginning of period ...........................................
554,179,023  861,741,830  1,433,961,701  915,876,348
End of period ...............................................
$ 701,495,430  $ 554,179,023  $ 1,509,266,466  $ 1,433,961,701
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Dow Jones U.S. ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of period .......
$ 135.18  $ 122.56  $ 101.24  $ 101.26  $ 105.12  $ 71.50
Net investment income
(b)
............... 0.81  1.54  1.48  1.43  1.23  1.19
Net realized and unrealized gain (loss)
(c)
.....
30.88  12.61  21.33  (0.01) (3.87) 33.68
Net increase (decrease) from investment
operations .........................
31.69  14.15  22.81  1.42  (2.64) 34.87
Distributions from net investment income
(d)
..... (0.75)
(e)
(1.53) (1.49) (1.44) (1.22) (1.25)
Net asset value, end of period ............
$ 166.12  $ 135.18  $ 122.56  $ 101.24  $ 101.26  $ 105.12
Total Return
(f)
– – – – – –
Based on net asset value ................
23.49%
(g)
11.52% 22.68% 1.50% (2.61)% 49.18%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .......................
0.20%
(i)
0.20% 0.20% 0.20% 0.20% 0.20%
Net investment income ..................
1.04%
(i)
1.12% 1.31% 1.48% 1.11% 1.35%
Supplemental Data
Net assets, end of period (000) ............
$ 2,724,420  $ 2,189,875  $ 1,826,136  $ 1,554,020  $ 1,559,426  $ 1,613,580
Portfolio turnover rate
(j)
..................
2% 3% 3% 4% 4% 4%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG MSCI KLD 400 ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of period .......
$ 102.01  $ 96.19  $ 78.33  $ 78.64  $ 80.24  $ 55.03
Net investment income
(b)
............... 0.58  1.17  1.08  1.05  0.92  0.86
Net realized and unrealized gain (loss)
(c)
.....
27.67  5.81  17.84  (0.31) (1.61) 25.19
Net increase (decrease) from investment
operations .........................
28.25  6.98  18.92  0.74  (0.69) 26.05
Distributions from net investment income
(d)
..... (0.55)
(e)
(1.16) (1.06) (1.05) (0.91) (0.84)
Net asset value, end of period ............
$ 129.71  $ 102.01  $ 96.19  $ 78.33  $ 78.64  $ 80.24
Total Return
(f)
– – – – – –
Based on net asset value ................
27.74%
(g)
7.20% 24.31% 1.03% (0.95)% 47.69%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .......................
0.25%
(i)
0.25% 0.25% 0.25% 0.25% 0.25%
Net investment income ..................
0.98%
(i)
1.09% 1.23% 1.40% 1.07% 1.27%
Supplemental Data
Net assets, end of period (000) ............
$ 5,058,560  $ 4,218,152  $ 4,246,773  $ 3,536,465  $ 3,613,714  $ 3,109,465
Portfolio turnover rate
(j)
..................
1% 2% 5% 4% 6% 5%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Optimized MSCI USA ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of period .......
$ 114.87  $ 104.49  $ 88.35  $ 88.58  $ 92.11  $ 61.68
Net investment income
(b)
............... 0.63  1.33  1.36  1.32  1.09  1.03
Net realized and unrealized gain (loss)
(c)
.....
24.56  10.41  16.11  (0.26) (3.54) 30.38
Net increase (decrease) from investment
operations .........................
25.19  11.74  17.47  1.06  (2.45) 31.41
Distributions from net investment income
(d)
..... (0.60)
(e)
(1.36) (1.33) (1.29) (1.08) (0.98)
Net asset value, end of period ............
$ 139.46  $ 114.87  $ 104.49  $ 88.35  $ 88.58  $ 92.11
Total Return
(f)
– – – – – –
Based on net asset value ................
21.98%
(g)
11.21% 19.90% 1.30% (2.77)% 51.29%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .......................
0.25%
(i)
0.25% 0.25% 0.25% 0.25% 0.25%
Net investment income ..................
0.97%
(i)
1.14% 1.41% 1.55% 1.11% 1.31%
Supplemental Data
Net assets, end of period (000) ............
$ 3,688,818  $ 3,285,400  $ 3,333,158  $ 3,260,028  $ 3,662,646  $ 3,057,931
Portfolio turnover rate
(j)
..................
9% 18% 16% 18% 19% 27%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Basic Materials ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of period ......
$ 130.80  $ 141.05  $ 130.78  $ 140.79  $ 131.01  $ 81.27
Net investment income
(a)
.............. 1.11  2.16  2.35  2.65  2.16  1.78
Net realized and unrealized gain (loss)
(b)
....
11.64  (10.24) 10.37  (9.96) 9.70  49.62
Net increase (decrease) from investment
operations ........................
12.75  (8.08) 12.72  (7.31) 11.86  51.40
Distributions from net investment income
(c)
.... (1.09)
(d)
(2.17) (2.45) (2.70) (2.08) (1.66)
Net asset value, end of period ...........
$ 142.46  $ 130.80  $ 141.05  $ 130.78  $ 140.79  $ 131.01
Total Return
(e)
– – – – – –
Based on net asset value ...............
9.75%
(f)
(5.83)% 9.85% (5.07)% 9.13% 63.81%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0.37%
(h)
0.38% 0.39% 0.40% 0.39% 0.41%
Net investment income .................
1.54%
(h)
1.53% 1.78% 2.09% 1.60% 1.64%
Supplemental Data
Net assets, end of period (000) ...........
$ 498,619  $ 483,949  $ 648,809  $ 915,441  $ 1,126,326  $ 779,484
Portfolio turnover rate
(i)
.................
17% 19% 11% 30% 47% 28%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Consumer Discretionary ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of period .....
$ 89.62  $ 77.64  $ 64.39  $ 66.68  $ 78.01  $ 51.17
Net investment income
(b)
............. 0.24  0.45  0.49  0.42  0.31  0.44
Net realized and unrealized gain (loss)
(c)
...
13.56  12.01  13.26  (2.28) (11.31) 26.82
Net increase (decrease) from investment
operations .......................
13.80  12.46  13.75  (1.86) (11.00) 27.26
Distributions from net investment income
(d)
... (0.27)
(e)
(0.48) (0.50) (0.43) (0.33) (0.42)
Net asset value, end of period ..........
$ 103.15  $ 89.62  $ 77.64  $ 64.39  $ 66.68  $ 78.01
Total Return
(f)
– – – – – –
Based on net asset value ..............
15.40%
(g)
16.06%
(h)
21.42% (2.75)% (14.16)% 53.48%
Ratios to Average Net Assets
(i)
– – – – – –
Total expenses .....................
0.37%
(j)
0.38% 0.39% 0.40% 0.39% 0.41%
Net investment income ................
0.48%
(j)
0.50% 0.68% 0.68% 0.39% 0.67%
Supplemental Data
Net assets, end of period (000) ..........
$ 1,779,261  $ 1,295,037  $ 997,702  $ 698,600  $ 856,866  $ 1,583,666
Portfolio turnover rate
(k)
................
9% 22% 11% 27% 45% 20%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(i)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)
Annualized.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Consumer Staples ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
(a)
Year Ended
04/30/23
(a)
Year Ended
04/30/22
(a)
Year Ended
04/30/21
(a)
Net asset value, beginning of period ......
$ 71.05  $ 66.88  $ 69.00  $ 68.79  $ 60.66  $ 39.79
Net investment income
(b)
.............. 0.89  1.79  1.67  1.62  1.27  0.81
Net realized and unrealized gain (loss)
(c)
....
(4.30) 4.10  (2.04) 0.08  7.94  20.86
Net increase (decrease) from investment
operations ........................
(3.41) 5.89  (0.37) 1.70  9.21  21.67
Distributions from net investment income
(d)
.... (0.86)
(e)
(1.72) (1.75) (1.49) (1.08) (0.80)
Net asset value, end of period ...........
$ 66.78  $ 71.05  $ 66.88  $ 69.00  $ 68.79  $ 60.66
Total Return
(f)
– – – – – –
Based on net asset value ...............
(4.85)%
(g)
8.96% (0.40)% 2.65% 15.33% 54.87%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ......................
0.37%
(i)
0.38% 0.40% 0.40% 0.39% 0.41%
Net investment income .................
2.53%
(i)
2.61% 2.57% 2.46% 1.99% 1.57%
Supplemental Data
Net assets, end of period (000) ...........
$ 1,265,503  $ 1,502,772  $ 1,267,287  $ 1,811,380  $ 1,134,954  $ 691,548
Portfolio turnover rate
(j)
.................
5% 9% 8% 6% 33% 4%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Energy ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of period .......
$ 42.65  $ 48.89  $ 44.56  $ 39.92  $ 26.40  $ 20.06
Net investment income
(a)
............... 0.68  1.27  1.24  1.49  1.07  0.80
Net realized and unrealized gain (loss)
(b)
.....
4.18  (6.22) 4.33  4.77  13.56  6.36
Net increase (decrease) from investment
operations .........................
4.86  (4.95) 5.57  6.26  14.63  7.16
Distributions from net investment income
(c)
..... (0.68)
(d)
(1.29) (1.24) (1.62) (1.11) (0.82)
Net asset value, end of period ............
$ 46.83  $ 42.65  $ 48.89  $ 44.56  $ 39.92  $ 26.40
Total Return
(e)
– – – – – –
Based on net asset value ................
11.40%
(f)
(10.33)% 12.71% 15.97% 56.56% 37.20%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0.37%
(h)
0.38% 0.39% 0.40% 0.39% 0.41%
Net investment income ..................
2.92%
(h)
2.68% 2.76% 3.40% 3.38% 3.62%
Supplemental Data
Net assets, end of period (000) ............
$ 1,114,594  $ 1,119,588  $ 1,346,784  $ 1,555,112  $ 3,552,781  $ 2,102,459
Portfolio turnover rate
(i)
..................
5% 13% 10% 11% 17% 15%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Financial Services ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
(a)
Year Ended
04/30/23
(a)
Year Ended
04/30/22
(a)
Year Ended
04/30/21
(a)
Net asset value, beginning of period ......
$ 77.71  $ 63.51  $ 51.38  $ 54.32  $ 60.91  $ 38.45
Net investment income
(b)
.............. 0.47  0.92  0.97  1.02  0.92  0.84
Net realized and unrealized gain (loss)
(c)
....
10.35  14.20  12.13  (2.83) (6.64) 22.41
Net increase (decrease) from investment
operations ........................
10.82  15.12  13.10  (1.81) (5.72) 23.25
Distributions from net investment income
(d)
.... (0.45)
(e)
(0.92) (0.97) (1.13) (0.87) (0.79)
Net asset value, end of period ...........
$ 88.08  $ 77.71  $ 63.51  $ 51.38  $ 54.32  $ 60.91
Total Return
(f)
– – – – – –
Based on net asset value ...............
13.94%
(g)
23.92% 25.76% (3.29)% (9.57)% 61.14%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ......................
0.37%
(i)
0.38% 0.39% 0.40% 0.39% 0.41%
Net investment income .................
1.09%
(i)
1.25% 1.72% 1.93% 1.46% 1.85%
Supplemental Data
Net assets, end of period (000) ...........
$ 1,902,569  $ 1,628,011  $ 1,282,847  $ 1,202,357  $ 2,029,031  $ 1,635,325
Portfolio turnover rate
(j)
.................
2% 3% 18% 4% 5% 7%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Financials ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of period ......
$ 110.57  $ 91.19  $ 73.16  $ 75.81  $ 80.18  $ 53.39
Net investment income
(b)
.............. 0.82  1.67  1.50  1.45  1.20  1.09
Net realized and unrealized gain (loss)
(c)
....
11.91  19.20  17.93  (2.71) (4.38) 26.76
Net increase (decrease) from investment
operations ........................
12.73  20.87  19.43  (1.26) (3.18) 27.85
Distributions from net investment income
(d)
.... (0.76)
(e)
(1.49) (1.40) (1.39) (1.19) (1.06)
Net asset value, end of period ...........
$ 122.54  $ 110.57  $ 91.19  $ 73.16  $ 75.81  $ 80.18
Total Return
(f)
– – – – – –
Based on net asset value ...............
11.53%
(g)
22.98% 26.82% (1.62)% (4.11)% 52.80%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ......................
0.37%
(i)
0.38% 0.39% 0.40% 0.39% 0.41%
Net investment income .................
1.34%
(i)
1.56% 1.86% 1.94% 1.42% 1.72%
Supplemental Data
Net assets, end of period (000) ...........
$ 4,056,082  $ 3,322,691  $ 2,530,622  $ 1,828,976  $ 2,099,949  $ 2,353,202
Portfolio turnover rate
(j)
.................
6% 8% 6% 14% 24% 9%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Healthcare ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
(a)
Year Ended
04/30/23
(a)
Year Ended
04/30/22
(a)
Year Ended
04/30/21
(a)
Net asset value, beginning of period .......
$ 58.63  $ 58.81  $ 56.24  $ 54.62  $ 52.62  $ 42.50
Net investment income
(b)
............... 0.40  0.74  0.70  0.64  0.57  0.53
Net realized and unrealized gain (loss)
(c)
.....
2.17  (0.20) 2.56  1.62  2.00  10.17
Net increase from investment operations ......
2.57  0.54  3.26  2.26  2.57  10.70
Distributions from net investment income
(d)
..... (0.36)
(e)
(0.72) (0.69) (0.64) (0.57) (0.58)
Net asset value, end of period ............
$ 60.84  $ 58.63  $ 58.81  $ 56.24  $ 54.62  $ 52.62
Total Return
(f)
– – – – – –
Based on net asset value ................
4.42%
(g)
0.87% 5.84% 4.21% 4.86% 25.40%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .......................
0.37%
(i)
0.38% 0.39% 0.40% 0.39% 0.41%
Net investment income ..................
1.38%
(i)
1.21% 1.23% 1.18% 1.03% 1.13%
Supplemental Data
Net assets, end of period (000) ............
$ 3,032,772  $ 2,966,625  $ 3,269,618  $ 3,261,993  $ 2,826,782  $ 2,565,039
Portfolio turnover rate
(j)
..................
2% 4% 5% 3% 7% 6%
(a)
Per share amounts reflect a five-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Industrials ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of period .......
$ 129.07  $ 120.16  $ 99.72  $ 97.59  $ 110.26  $ 68.98
Net investment income
(b)
............... 0.69  1.21  1.16  1.07  0.89  0.90
Net realized and unrealized gain (loss)
(c)
.....
17.52  8.91  20.45  2.09  (12.64) 41.28
Net increase (decrease) from investment
operations .........................
18.21  10.12  21.61  3.16  (11.75) 42.18
Distributions from net investment income
(d)
..... (0.68)
(e)
(1.21) (1.17) (1.03) (0.92) (0.90)
Net asset value, end of period ............
$ 146.60  $ 129.07  $ 120.16  $ 99.72  $ 97.59  $ 110.26
Total Return
(f)
– – – – – –
Based on net asset value ................
14.12%
(g)
8.42% 21.80% 3.32% (10.75)% 61.51%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .......................
0.37%
(i)
0.38% 0.39% 0.40% 0.39% 0.41%
Net investment income ..................
0.96%
(i)
0.93% 1.06% 1.11% 0.81% 0.99%
Supplemental Data
Net assets, end of period (000) ............
$ 1,744,552  $ 1,477,886  $ 1,568,118  $ 1,176,683  $ 1,249,092  $ 1,697,961
Portfolio turnover rate
(j)
..................
2% 5% 4% 4% 26% 5%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Technology ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of period .......
$ 143.16  $ 128.17  $ 93.05  $ 89.60  $ 92.98  $ 58.58
Net investment income
(b)
............... 0.13  0.34  0.30  0.39  0.25  0.37
Net realized and unrealized gain (loss)
(c)
.....
64.84  14.98  35.29  3.50  (3.33) 34.42
Net increase (decrease) from investment
operations .........................
64.97  15.32  35.59  3.89  (3.08) 34.79
Distributions from net investment income
(d)
..... (0.15)
(e)
(0.33) (0.47) (0.44) (0.30) (0.39)
Net asset value, end of period ............
$ 207.98  $ 143.16  $ 128.17  $ 93.05  $ 89.60  $ 92.98
Total Return
(f)
– – – – – –
Based on net asset value ................
45.39%
(g)
11.95% 38.28% 4.41% (3.35)% 59.56%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .......................
0.37%
(i)
0.38% 0.39% 0.40% 0.39% 0.41%
Net investment income ..................
0.15%
(i)
0.23% 0.26% 0.46% 0.24% 0.47%
Supplemental Data
Net assets, end of period (000) ............
$ 22,399,456  $ 17,959,923  $ 15,745,365  $ 10,552,317  $ 7,338,434  $ 7,257,255
Portfolio turnover rate
(j)
..................
4% 7% 11% 10% 13% 12%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Transportation ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
(a)
Year Ended
04/30/23
(a)
Year Ended
04/30/22
(a)
Year Ended
04/30/21
(a)
Net asset value, beginning of period ......
$ 60.90  $ 64.31  $ 55.58  $ 60.74  $ 67.43  $ 37.44
Net investment income
(b)
.............. 0.38  0.75  0.78  0.76  0.52  0.49
Net realized and unrealized gain (loss)
(c)
....
11.43  (3.40) 8.76  (5.15) (6.66) 29.97
Net increase (decrease) from investment
operations ........................
11.81  (2.65) 9.54  (4.39) (6.14) 30.46
Distributions from net investment income
(d)
.... (0.39)
(e)
(0.76) (0.81) (0.77) (0.55) (0.47)
Net asset value, end of period ...........
$ 72.32  $ 60.90  $ 64.31  $ 55.58  $ 60.74  $ 67.43
Total Return
(f)
– – – – – –
Based on net asset value ...............
19.42%
(g)
(4.22)% 17.23% (7.18)% (9.18)% 81.75%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ......................
0.37%
(i)
0.38% 0.39% 0.40% 0.39% 0.41%
Net investment income .................
1.09%
(i)
1.12% 1.25% 1.37% 0.80% 0.90%
Supplemental Data
Net assets, end of period (000) ...........
$ 701,495  $ 554,179  $ 861,742  $ 822,531  $ 1,178,276  $ 2,144,306
Portfolio turnover rate
(j)
.................
7% 15% 11% 13% 72% 80%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Utilities ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of period .......
$ 101.70  $ 85.60  $ 85.24  $ 87.48  $ 82.62  $ 71.20
Net investment income
(b)
............... 1.28  2.39  2.21  2.00  1.98  2.10
Net realized and unrealized gain (loss)
(c)
.....
10.00  16.02  0.31  (2.15) 4.95  11.60
Net increase (decrease) from investment
operations .........................
11.28  18.41  2.52  (0.15) 6.93  13.70
Distributions from net investment income
(d)
..... (1.18)
(e)
(2.31) (2.16) (2.09) (2.07) (2.28)
Net asset value, end of period ............
$ 111.80  $ 101.70  $ 85.60  $ 85.24  $ 87.48  $ 82.62
Total Return
(f)
– – – – – –
Based on net asset value ................
11.17%
(g)
21.65% 3.18% (0.15)% 8.52% 19.66%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .......................
0.37%
(i)
0.38% 0.39% 0.40% 0.39% 0.41%
Net investment income ..................
2.37%
(i)
2.46% 2.76% 2.33% 2.35% 2.78%
Supplemental Data
Net assets, end of period (000) ............
$ 1,509,266  $ 1,433,962  $ 915,876  $ 1,001,549  $ 970,990  $ 822,092
Portfolio turnover rate
(j)
..................
2% 4% 4% 3% 14% 5%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)

2025
iShares Semi-Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
iShares ETF
Diversification
Classification
Dow Jones U.S. ...................................................................................................... Diversified
ESG MSCI KLD 400
(a)
.................................................................................................. Diversified
ESG Optimized MSCI USA
(b)
............................................................................................. Diversified
U.S. Basic Materials ................................................................................................... Non-diversified
U.S. Consumer Discretionary ............................................................................................. Diversified
U.S. Consumer Staples ................................................................................................ Non-diversified
U.S. Energy ........................................................................................................ Non-diversified
U.S. Financial Services ................................................................................................. Non-diversified
U.S. Financials ...................................................................................................... Diversified
U.S. Healthcare ...................................................................................................... Non-diversified
U.S. Industrials ...................................................................................................... Diversified
U.S. Technology ..................................................................................................... Non-diversified
U.S. Transportation ................................................................................................... Non-diversified
U.S. Utilities ........................................................................................................ Non-diversified
(a)
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.
(b)
Formerly known as the iShares MSCI USA ESG Select ETF.

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Dow Jones U.S.
Barclays Bank PLC ............................................... $ 2,112,962 $ (2,029,470) $ — $ 83,492
Barclays Capital, Inc. ............................................. 435,570 (424,203) — 11,367
BNP Paribas SA ................................................. 596,356 (594,325) — 2,031
BofA Securities, Inc. .............................................. 568,064 (568,064) — —
Citigroup Global Markets, Inc. ........................................ 5,787,270 (5,787,270) — —
Goldman Sachs & Co. LLC ......................................... 1,828,261 (1,828,261) — —
HSBC Bank PLC ................................................ 2,220,516 (2,220,516) — —
J.P. Morgan Securities LLC ......................................... 5,475,550 (5,404,261) — 71,289
Jefferies LLC ................................................... 300,591 (300,591) — —
Morgan Stanley ................................................. 3,340,409 (3,340,409) — —
National Financial Services LLC ...................................... 58,521 (58,521) — —
Natixis SA ..................................................... 73,884 (73,884) — —
SG Americas Securities LLC ........................................ 31,104 (31,104) — —
State Street Bank & Trust Co. ........................................ 115,863 (115,863) — —
Toronto-Dominion Bank ............................................ 84,134 (82,186) — 1,948
UBS AG ...................................................... 1,165,714 (1,165,714) — —
Virtu Americas LLC ............................................... 314,486 (314,486) — —
Wells Fargo Bank NA ............................................. 80,853 (77,959) — 2,894
Wells Fargo Securities LLC ......................................... 1,101,765 (1,101,765) — —
$ 25,691,873 $ (25,518,852)
$ —
$ 173,021
a
ESG MSCI KLD 400
Barclays Bank PLC ............................................... 19,526 (19,526) — —
BNP Paribas SA ................................................. 139,491 (139,491) — —
Citigroup Global Markets, Inc. ........................................ 4,066,786 (4,066,786) — —
Goldman Sachs & Co. LLC ......................................... 2,987,132 (2,987,132) — —
HSBC Bank PLC ................................................ 684,969 (684,969) — —
J.P. Morgan Securities LLC ......................................... 78,996 (78,996) — —
Morgan Stanley ................................................. 1,188,733 (1,188,733) — —
UBS AG ...................................................... 386,630 (386,630) — —
Wells Fargo Securities LLC ......................................... 7,155 (7,155) — —
$ 9,559,418 $ (9,559,418)
$ —
$ —
a

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
ESG Optimized MSCI USA
Barclays Bank PLC ............................................... $ 4,572,460 $ (4,572,460) $ — $ —
Goldman Sachs & Co. LLC ......................................... 617,571 (607,725) — 9,846
J.P. Morgan Securities LLC ......................................... 277,516 (271,973) — 5,543
State Street Bank & Trust Co. ........................................ 562,259 (551,215) — 11,044
$ 6,029,806 $ (6,003,373)
$ —
$ 26,433
a
U.S. Basic Materials
J.P. Morgan Securities LLC ......................................... 2,937,218 (2,937,218) — —
State Street Bank & Trust Co. ........................................ 3,478,152 (3,478,152) — —
$ 6,415,370 $ (6,415,370)
$ —
$ —
a
U.S. Consumer Discretionary
Barclays Bank PLC ............................................... 195,385 (195,385) — —
BofA Securities, Inc. .............................................. 2,420,630 (2,420,630) — —
Citigroup Global Markets, Inc. ........................................ 2,096,771 (2,096,771) — —
Goldman Sachs & Co. LLC ......................................... 3,790,367 (3,790,367) — —
J.P. Morgan Securities LLC ......................................... 738,274 (738,274) — —
Jefferies LLC ................................................... 36 (36) — —
Morgan Stanley ................................................. 8,804,894 (8,798,723) — 6,171
National Financial Services LLC ...................................... 963,180 (963,180) — —
Pershing LLC ................................................... 629,099 (617,585) — 11,514
SG Americas Securities LLC ........................................ 5,316 (5,316) — —
Virtu Americas LLC ............................................... 249,854 (249,854) — —
Wells Fargo Bank NA ............................................. 2,176,666 (2,176,666) — —
Wells Fargo Securities LLC ......................................... 4,820,596 (4,820,596) — —
$ 26,891,068 $ (26,873,383)
$ —
$ 17,685
a
U.S. Consumer Staples
Barclays Bank PLC ............................................... 217,860 (217,860) — —
Wells Fargo Securities LLC ......................................... 28,996 (28,996) — —
$ 246,856 $ (246,856)
$ —
$ —
a
U.S. Financial Services
Barclays Bank PLC ............................................... 3,882,559 (3,882,559) — —
Citigroup Global Markets, Inc. ........................................ 50,549 (50,549) — —
J.P. Morgan Securities LLC ......................................... 128,387 (128,387) — —
Morgan Stanley ................................................. 581,542 (581,542) — —
Virtu Americas LLC ............................................... 13,180,104 (13,180,104) — —
$ 17,823,141 $ (17,823,141)
$ —
$ —
a
U.S. Financials
Barclays Bank PLC ............................................... 131,170 (129,099) — 2,071
Barclays Capital, Inc. ............................................. 2,671,761 (2,671,761) — —
BofA Securities, Inc. .............................................. 23,491 (23,120) — 371
Citigroup Global Markets, Inc. ........................................ 1,982,947 (1,982,947) — —
Goldman Sachs & Co. LLC ......................................... 139,551 (137,292) — 2,259
J.P. Morgan Securities LLC ......................................... 1,126,513 (1,126,513) — —
Jefferies LLC ................................................... 26,393 (26,393) — —
Morgan Stanley ................................................. 8,010,778 (8,010,778) — —
National Financial Services LLC ...................................... 1,333,192 (1,333,192) — —
Wells Fargo Securities LLC ......................................... 15,273,329 (15,273,329) — —
$ 30,719,125 $ (30,714,424)
$ —
$ 4,701
a
U.S. Healthcare
Barclays Bank PLC ............................................... 2,064,586 (2,064,586) — —
BNP Paribas SA ................................................. 3,205,775 (3,196,902) — 8,873
BofA Securities, Inc. .............................................. 646,800 (646,800) — —
Goldman Sachs & Co. LLC ......................................... 18,036,490 (18,036,490) — —
J.P. Morgan Securities LLC ......................................... 4,519 (4,519) — —
Jefferies LLC ................................................... 115,382 (115,382) — —
Morgan Stanley ................................................. 148,027 (148,027) — —
Wells Fargo Bank NA ............................................. 7,092,192 (7,051,298) — 40,894
$ 31,313,771 $ (31,264,004)
$ —
$ 49,767
a

Notes to Financial Statements
(unaudited) (continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Industrials
Barclays Bank PLC ............................................... $ 421,786 $ (414,836) $ — $ 6,950
BNP Paribas SA ................................................. 1,066,926 (1,066,926) — —
Citigroup Global Markets, Inc. ........................................ 1,737,632 (1,737,632) — —
J.P. Morgan Securities LLC ......................................... 1,830,982 (1,830,982) — —
Morgan Stanley ................................................. 245,246 (245,246) — —
National Financial Services LLC ...................................... 2,323,927 (2,323,927) — —
Toronto-Dominion Bank ............................................ 6,028 (6,028) — —
UBS AG ...................................................... 11,167 (11,167) — —
$ 7,643,694 $ (7,636,744)
$ —
$ 6,950
a
U.S. Technology
Barclays Bank PLC ............................................... 28,432,999 (28,432,999) — —
Barclays Capital, Inc. ............................................. 590,371 (585,705) — 4,666
BNP Paribas SA ................................................. 6,227,638 (6,227,638) — —
BofA Securities, Inc. .............................................. 3,853,269 (3,853,269) — —
Citigroup Global Markets, Inc. ........................................ 21,597,380 (21,597,380) — —
Goldman Sachs & Co. LLC ......................................... 322,620 (322,620) — —
Jefferies LLC ................................................... 1,157,728 (1,157,728) — —
Morgan Stanley ................................................. 11,620,177 (11,620,177) — —
National Financial Services LLC ...................................... 20,449,608 (20,007,927) — 441,681
Pershing LLC ................................................... 55,760 (55,760) — —
SG Americas Securities LLC ........................................ 6,382,219 (6,344,748) — 37,471
State Street Bank & Trust Co. ........................................ 1,124,135 (1,124,135) — —
Toronto-Dominion Bank ............................................ 341,090 (326,734) — 14,356
UBS AG ...................................................... 6,456,570 (6,456,570) — —
Virtu Americas LLC ............................................... 347,866 (347,866) — —
Wells Fargo Bank NA ............................................. 1,388,604 (1,388,604) — —
$ 110,348,034 $ (109,849,860)
$ —
$ 498,174
a
U.S. Transportation
Barclays Bank PLC ............................................... 3,565 (3,565) — —
BNP Paribas SA ................................................. 10,412 (10,412) — —
BofA Securities, Inc. .............................................. 219,316 (211,797) — 7,519
Citadel Clearing LLC .............................................. 15,048 (15,048) — —
Citigroup Global Markets, Inc. ........................................ 198,685 (188,678) — 10,007
Goldman Sachs & Co. LLC ......................................... 11,505 (11,188) — 317
J.P. Morgan Securities LLC ......................................... 217,426 (217,426) — —
Morgan Stanley ................................................. 34,740 (33,688) — 1,052
Natixis SA ..................................................... 618,569 (570,607) — 47,962
Pershing LLC ................................................... 382 (382) — —
$ 1,329,648 $ (1,262,791)
$ —
$ 66,857
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of October 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to each Fund, except for the iShares Dow Jones U.S, iShares ESG MSCI KLD 400 and iShares ESG Optimized MSCI USA ETFs, BFA
is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally
equal
to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
Dow Jones U.S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20%
ESG MSCI KLD 400 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
ESG Optimized MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800%
Over $10 billion, up to and including $20 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4300
Over $20 billion, up to and including $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3800
Over $30 billion, up to and including $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3400
Over $40 billion, up to and including $50 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3300
Over $50 billion, up to and including $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3100
Over $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2945

Notes to Financial Statements
(unaudited) (continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended  October 31, 2025 , the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended October 31, 2025 , transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended October 31, 2025 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Amounts
Dow Jones U.S. ..................................................................................................... $ 23,648
ESG MSCI KLD 400 .................................................................................................. 11,430
ESG Optimized MSCI USA ............................................................................................. 6,374
U.S. Basic Materials .................................................................................................. 3,916
U.S. Consumer Discretionary ............................................................................................ 83,486
U.S. Consumer Staples ............................................................................................... 892
U.S. Energy ....................................................................................................... 2,021
U.S. Financial Services ................................................................................................ 8,741
U.S. Financials ..................................................................................................... 26,746
U.S. Healthcare ..................................................................................................... 15,789
U.S. Industrials ..................................................................................................... 6,532
U.S. Technology .................................................................................................... 135,516
U.S. Transportation .................................................................................................. 10,488
U.S. Utilities ....................................................................................................... 1,198
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Dow Jones U.S. .................................................................
$ 6,318,195  $ 7,256,629  $ (3,352,303)
ESG MSCI KLD 400 ..............................................................
13,247,937  22,437,351  (917,984)
ESG Optimized MSCI USA .........................................................
119,549,364  121,628,636  (4,955,398)
U.S. Basic Materials ..............................................................
45,440,885  20,668,630  (7,115,350)
U.S. Consumer Discretionary ........................................................
42,610,249  50,152,969  (7,365,388)
U.S. Consumer Staples ...........................................................
35,285,925  15,187,658  (6,569,981)
U.S. Energy ...................................................................
27,958,248  20,055,985  (2,420,875)
U.S. Financial Services ............................................................
6,989,958  4,871,399  (132,179)
U.S. Financials .................................................................
117,972,719  45,560,091  (3,657,156)
U.S. Healthcare .................................................................
25,947,527  10,393,902  (15,759,254)
U.S. Industrials .................................................................
14,286,486  6,911,340  (523,403)
U.S. Technology ................................................................
421,032,204  271,691,949  (28,915,133)
U.S. Transportation ..............................................................
12,749,354  13,248,049  (6,363,986)
U.S. Utilities ...................................................................
3,772,816  2,303,708  (104,211)
iShares ETF Purchases  Sales
Dow Jones U.S. ................................................................................... $ 43,413,289 $ 41,568,221
ESG MSCI KLD 400 ................................................................................ 75,437,685 68,081,875
ESG Optimized MSCI USA ........................................................................... 316,418,294 316,543,058
U.S. Basic Materials ................................................................................ 93,308,674 89,594,935
U.S. Consumer Discretionary .......................................................................... 139,839,297 139,815,203
U.S. Consumer Staples ............................................................................. 66,518,595 70,106,754

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
For the six months ended October 31, 2025 , in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of April 30, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF Purchases  Sales
U.S. Energy ..................................................................................... $ 55,484,248 $ 54,968,498
U.S. Financial Services .............................................................................. 34,516,872 32,155,273
U.S. Financials ................................................................................... 232,024,194 223,358,942
U.S. Healthcare ................................................................................... 52,090,728 48,163,384
U.S. Industrials ................................................................................... 40,259,836 38,518,196
U.S. Technology .................................................................................. 854,748,935 843,974,965
U.S. Transportation ................................................................................ 41,799,051 41,473,505
U.S. Utilities ..................................................................................... 31,602,323 29,798,754
iShares ETF In-kind Purchases In-kind Sales
Dow Jones U.S. ................................................................................... $ 42,665,903  $ 15,004,585
ESG MSCI KLD 400 ................................................................................ 12,432,271  285,486,226
ESG Optimized MSCI USA ........................................................................... 5,745,884  284,551,866
U.S. Basic Materials ................................................................................ 92,969,679  124,205,328
U.S. Consumer Discretionary .......................................................................... 592,478,880  311,190,521
U.S. Consumer Staples ............................................................................. 191,143,422  340,638,177
U.S. Energy ..................................................................................... 85,932,854  197,378,982
U.S. Financial Services .............................................................................. 102,129,183  47,079,532
U.S. Financials ................................................................................... 1,019,136,833  646,320,956
U.S. Healthcare ................................................................................... 436,605,720  467,364,370
U.S. Industrials ................................................................................... 202,291,072  134,429,310
U.S. Technology .................................................................................. 2,974,375,308  6,296,314,160
U.S. Transportation ................................................................................ 467,046,617  418,746,540
U.S. Utilities ..................................................................................... 503,066,404  567,229,924
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
Dow Jones U.S. ....................................................................................................
$ (47,395,617)
ESG MSCI KLD 400 .................................................................................................
(100,471,645)
ESG Optimized MSCI USA ............................................................................................
(207,756,224)
U.S. Basic Materials .................................................................................................
(231,259,003)
U.S. Consumer Discretionary ...........................................................................................
(185,439,862)
U.S. Consumer Staples ..............................................................................................
(81,067,814)
U.S. Energy ......................................................................................................
(375,301,458)
U.S. Financial Services ...............................................................................................
(156,219,709)
U.S. Financials ....................................................................................................
(196,563,340)
U.S. Healthcare ....................................................................................................
(147,416,556)
U.S. Industrials ....................................................................................................
(122,913,495)
U.S. Technology ...................................................................................................
(420,427,962)
U.S. Transportation .................................................................................................
(164,669,662)
U.S. Utilities ......................................................................................................
(74,579,847)
(a)
Amounts available to offset future realized capital gains.

Notes to Financial Statements
(unaudited) (continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Dow Jones U.S. ............................................... $ 1,188,942,596  $ 1,612,889,387  $ (52,677,776) $ 1,560,211,611
ESG MSCI KLD 400 ............................................ 2,889,122,045  2,391,578,760  (215,138,936) 2,176,439,824
ESG Optimized MSCI USA ....................................... 2,764,542,569  1,068,118,209  (140,268,136) 927,850,073
U.S. Basic Materials ............................................ 560,806,639  45,137,994  (100,971,213) (55,833,219)
U.S. Consumer Discretionary ...................................... 1,793,278,020  179,180,340  (166,005,932) 13,174,408
U.S. Consumer Staples ......................................... 1,370,899,470  61,746,562  (169,550,555) (107,803,993)
U.S. Energy ................................................. 1,021,540,605  182,699,419  (89,675,899) 93,023,520
U.S. Financial Services .......................................... 1,386,746,955  563,679,184  (30,191,162) 533,488,022
U.S. Financials ............................................... 3,703,659,077  516,539,680  (131,794,397) 384,745,283
U.S. Healthcare ............................................... 3,120,025,106  420,963,115  (479,158,296) (58,195,181)
U.S. Industrials ............................................... 1,478,797,447  408,776,650  (135,729,191) 273,047,459
U.S. Technology .............................................. 15,283,350,872  7,723,370,686  (492,307,119) 7,231,063,567
U.S. Transportation ............................................ 782,139,827  31,652,581  (110,911,938) (79,259,357)
U.S. Utilities ................................................. 1,433,949,693  134,097,860  (58,850,452) 75,247,408

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in a capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Six Months Ended
10/31/25
Year Ended
04/30/25
iShares ETF Shares  Amount  Shares  Amount
Dow Jones U.S.
Shares sold ......................................................... 300,000  $ 42,833,131  1,850,000  $ 255,483,085
Shares redeemed ..................................................... (100,000) (15,082,477) (550,000) (75,417,736)
200,000  $ 27,750,654  1,300,000  $ 180,065,349
ESG MSCI KLD 400
Shares sold ......................................................... 100,000  $ 12,483,917  850,000  $ 91,060,904
Shares redeemed ..................................................... (2,450,000) (286,738,736) (3,650,000) (394,251,102)
(2,350,000) $ (274,254,819) (2,800,000) $ (303,190,198)
ESG Optimized MSCI USA
Shares sold ......................................................... 50,000  $ 5,757,868  1,750,000  $ 212,308,289
Shares redeemed ..................................................... (2,200,000) (284,927,025) (5,050,000) (583,635,956)
(2,150,000) $ (279,169,157) (3,300,000) $ (371,327,667)
U.S. Basic Materials
Shares sold ......................................................... 650,000  $ 93,206,194  450,000  $ 63,765,245
Shares redeemed ..................................................... (850,000) (124,525,497) (1,350,000) (188,264,031)
(200,000) $ (31,319,303) (900,000) $ (124,498,786)
U.S. Consumer Discretionary
Shares sold ......................................................... 5,850,000  $ 593,892,385  12,400,000  $ 1,152,023,789
Shares redeemed ..................................................... (3,050,000) (311,922,280) (10,800,000) (952,369,897)
2,800,000  $ 281,970,105  1,600,000  $ 199,653,892
U.S. Consumer Staples
Shares sold ......................................................... 2,750,000  $ 192,528,001  8,950,000  $ 626,159,858
Shares redeemed ..................................................... (4,950,000) (347,144,365) (6,750,000) (463,867,216)
(2,200,000) $ (154,616,364) 2,200,000  $ 162,292,642

Notes to Financial Statements
(unaudited) (continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
10/31/25
Year Ended
04/30/25
iShares ETF Shares Amount Shares Amount
U.S. Energy
Shares sold ......................................................... 1,900,000  $ 86,247,735  5,300,000  $ 248,871,452
Shares redeemed ..................................................... (4,350,000) (198,229,714) (6,600,000) (307,308,591)
(2,450,000) $ (111,981,979) (1,300,000) $ (58,437,139)
U.S. Financial Services
Shares sold ......................................................... 1,200,000  $ 103,292,492  2,200,000  $ 169,126,650
Shares redeemed ..................................................... (550,000) (47,696,116) (1,450,000) (100,367,663)
650,000  $ 55,596,376  750,000  $ 68,758,987
U.S. Financials
Shares sold ......................................................... 8,500,000  $ 1,032,044,846  20,300,000  $ 2,184,623,030
Shares redeemed ..................................................... (5,450,000) (656,396,172) (18,000,000) (1,927,027,191)
3,050,000  $ 375,648,674  2,300,000  $ 257,595,839
U.S. Healthcare
Shares sold ......................................................... 7,450,000  $ 437,663,388  9,150,000  $ 568,040,979
Shares redeemed ..................................................... (8,200,000) (468,565,257) (14,150,000) (865,648,098)
(750,000) $ (30,901,869) (5,000,000) $ (297,607,119)
U.S. Industrials
Shares sold ......................................................... 1,400,000  $ 202,769,973  1,700,000  $ 230,651,441
Shares redeemed ..................................................... (950,000) (134,871,965) (3,300,000) (417,874,321)
450,000  $ 67,898,008  (1,600,000) $ (187,222,880)
U.S. Technology
Shares sold ......................................................... 16,300,000  $ 2,977,054,483  30,950,000  $ 4,682,094,188
Shares redeemed ..................................................... (34,050,000) (6,337,731,397) (28,350,000) (4,229,377,019)
(17,750,000) $ (3,360,676,914) 2,600,000  $ 452,717,169
U.S. Transportation
Shares sold ......................................................... 6,750,000  $ 467,529,819  12,950,000  $ 882,205,915
Shares redeemed ..................................................... (6,150,000) (419,249,936) (17,250,000) (1,149,526,657)
600,000  $ 48,279,883  (4,300,000) $ (267,320,742)
U.S. Utilities
Shares sold ......................................................... 4,700,000  $ 504,826,011  13,700,000  $ 1,303,934,348
Shares redeemed ..................................................... (5,300,000) (569,233,379) (10,300,000) (986,657,212)
(600,000) $ (64,407,368) 3,400,000  $ 317,277,136

Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

2025
iShares Semi-Annual Financial Statements and Additional Information
iShares Dow Jones U.S. ETF, iShares ESG MSCI KLD 400 ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares ESG Optimized MSCI USA ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the

Board Review and Approval of Investment Advisory Contract
(continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares U.S. Basic Materials ETF, iShares U.S. Consumer Discretionary ETF, iShares U.S. Consumer Staples ETF, iShares U.S.
Energy ETF, iShares U.S. Financial Services ETF, iShares U.S. Financials ETF, iShares U.S. Utilities ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing

Board Review and Approval of Investment Advisory Contract
(continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares U.S. Healthcare ETF, iShares U.S. Industrials ETF, iShares U.S. Technology ETF, iShares U.S. Transportation ETF (each the
“Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Board Review and Approval of Investment Advisory Contract
(continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, MSCI Inc., or S&P Dow Jones
Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
© 2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2025
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares Global Clean Energy ETF | ICLN | NASDAQ

Table of Contents
Page
2

iShares
®
Global Clean Energy ETF
Schedule of Investments
(unaudited)
October 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Austria  —  0 .9%
Verbund AG ........................... 225,677 $ 17,417,793
a
Brazil  —  6 .1%
Auren Energia SA , Class ON ................ 2,664,400 5,442,756
CPFL Energia SA ........................ 1,558,823 12,053,465
Energisa SA ........................... 2,527,701 24,351,666
Engie Brasil Energia SA ................... 2,152,675 16,005,167
Equatorial Energia SA .................... 9,055,013 61,685,745
119,538,799
a
Canada  —  3 .0%
Boralex, Inc. , Class A
(a)
.................... 643,587 12,921,757
Brookfield Renewable Corp. ................ 368,276 15,943,616
Canadian Solar, Inc.
(a) (b)
.................... 385,047 7,993,575
Northland Power, Inc. ..................... 1,220,306 22,299,699
59,158,647
a
China  —  13 .0%
CECEP Environmental Protection Co. Ltd. , Class A . 1,574,000 1,387,376
CECEP Solar Energy Co. Ltd. , Class A ......... 2,649,100 1,732,792
CECEP Wind-Power Corp. , Class A ........... 4,379,820 1,899,902
China Datang Corp. Renewable Power Co. Ltd. ,
Class H ............................ 15,597,000 4,776,486
China Green Electricity Investment of Tianjin Co. Ltd. ,
Class A ............................. 1,396,600 1,707,116
China Longyuan Power Group Corp. Ltd. , Class H . 28,177,000 26,094,903
China Southern Power Grid Energy Storage Co. Ltd. ,
Class A ............................. 2,163,400 3,847,470
China Three Gorges Renewables Group Co. Ltd. ,
Class A ............................. 19,337,496 11,535,841
China Yangtze Power Co. Ltd. , Class A ......... 16,621,830 65,573,932
CSI Solar Co. Ltd. , Class A ................. 2,494,600 5,426,184
Dajin Heavy Industry Co. Ltd. , Class A .......... 432,100 3,051,495
GCL System Integration Technology Co. Ltd. , Class
A
(b)
................................ 3,957,400 1,382,289
Ginlong Technologies Co. Ltd. , Class A ......... 267,950 3,024,111
Goldwind Science & Technology Co. Ltd. , Class H .. 6,601,400 11,204,924
GoodWe Technologies Co. Ltd. , Class A
(b)
....... 166,069 1,418,405
Hainan Drinda New Energy Technology Co. Ltd. ,
Class A
(b)
............................ 156,600 930,336
Hoymiles Power Electronics, Inc. , Class A ....... 81,256 1,221,399
Huaneng Lancang River Hydropower, Inc. , Class A . 6,160,257 8,508,520
JA Solar Technology Co. Ltd. , Class A
(b)
......... 2,239,452 4,424,801
Jiangsu Haili Wind Power Equipment Technology Co.
Ltd. , Class A ......................... 146,000 1,751,505
Jiaze Renewables Co. Ltd. ................. 1,648,300 1,013,470
Jinko Solar Co. Ltd. , Class A
(b)
............... 6,768,375 5,519,881
JinkoSolar Holding Co. Ltd. , ADR ............. 257,681 6,470,370
Jinlei Technology Co. Ltd. , Class A ............ 217,100 893,102
LONGi Green Energy Technology Co. Ltd. , Class A
(b)
5,164,660 15,299,052
Ming Yang Smart Energy Group Ltd. , Class A ..... 1,538,000 3,269,078
NYOCOR Co. Ltd. , Class A ................. 1,351,200 1,058,293
Risen Energy Co. Ltd. , Class A
(b)
............. 771,800 1,165,875
Sany Renewable Energy Co. Ltd. , Class A ....... 516,380 2,050,343
Shanghai Aiko Solar Energy Co. Ltd. , Class A
(b)
... 1,235,600 2,738,079
Shenzhen SC New Energy Technology Corp. , Class
A ................................. 235,100 3,117,187
Sichuan Chuantou Energy Co. Ltd. , Class A ...... 3,348,600 6,919,754
Sungrow Power Supply Co. Ltd. , Class A ........ 1,055,700 28,126,290
Suzhou Maxwell Technologies Co. Ltd. , Class A ... 190,200 2,809,875
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(b)
........................ 2,734,200 3,631,225
Titan Wind Energy Suzhou Co. Ltd. , Class A ...... 1,216,400 1,307,868
Security Shares Value
a
China (continued)
Trina Solar Co. Ltd. , Class A
(b)
............... 1,477,658 $ 4,223,129
Windey Energy Technology Group Co. Ltd. , Class A 533,300 1,367,305
Wuxi Autowell Technology Co. Ltd. , Class A ...... 213,910 1,312,579
Zhejiang Akcome New Energy Technology Co.
Ltd.
(b) (c)
............................. 4,087,000 6
Zhejiang Provincial New Energy Investment Group
Co. Ltd. , Class A ...................... 1,220,700 1,351,646
254,544,194
a
Denmark  —  6 .8%
Orsted A.S.
(a) (b) (d)
........................ 2,383,551 42,687,600
Vestas Wind Systems A.S. ................. 4,359,071 89,152,166
131,839,766
a
Germany  —  1 .7%
Nordex SE
(b)
........................... 970,431 28,657,532
SMA Solar Technology AG
(b)
................ 131,076 3,931,154
32,588,686
a
India  —  6 .2%
Inox Wind Ltd.
(b)
......................... 7,690,208 13,431,844
NHPC Ltd. ............................ 28,028,291 26,757,588
PTC India Ltd. .......................... 2,102,398 3,977,460
ReNew Energy Global PLC , Class A
(a) (b)
......... 1,115,937 8,414,165
SJVN Ltd. ............................. 5,980,990 5,923,231
Suzlon Energy Ltd.
(b)
..................... 95,030,754 63,459,060
121,963,348
a
Indonesia  —  0 .9%
Barito Renewables Energy Tbk PT ............ 29,490,300 15,375,161
Pertamina Geothermal Energy PT
(d)
........... 35,095,300 2,752,355
18,127,516
a
Israel  —  0 .8%
Enlight Renewable Energy Ltd.
(a) (b)
............ 429,993 14,946,410
a
Italy  —  0 .6%
ERG SpA ............................. 422,228 10,891,843
a
Japan  —  3 .3%
Chubu Electric Power Co., Inc. ............... 4,549,300 63,261,450
RENOVA, Inc.
(a) (b)
........................ 391,600 2,098,176
65,359,626
a
New Zealand  —  0 .8%
Contact Energy Ltd. ...................... 1,770,943 9,440,589
Meridian Energy Ltd. ..................... 2,031,029 6,875,789
16,316,378
a
Portugal  —  4 .9%
EDP Renovaveis SA ...................... 1,788,230 26,145,154
EDP SA .............................. 14,166,940 70,425,856
96,571,010
a
South Korea  —  1 .6%
CS Wind Corp. ......................... 203,256 6,207,168
Doosan Fuel Cell Co. Ltd.
(b)
................. 347,816 10,386,672
Hanwha Solutions Corp. ................... 680,778 14,556,019
31,149,859
a
Spain  —  6 .8%
Corp ACCIONA Energias Renovables SA ........ 278,220 7,654,050
Iberdrola SA ........................... 5,635,929 114,219,095
Solaria Energia y Medio Ambiente SA
(b)
......... 676,168 11,692,910
133,566,055
a

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Global Clean Energy ETF
(Percentages shown are based on Net Assets)
4
2025
iShares Semi-Annual Financial Statements And Additional Information
Security Shares Value
a
Switzerland  —  0 .9%
BKW AG ............................. 76,590 $ 17,141,412
a
Taiwan  —  0 .4%
Century Iron & Steel Industrial Co. Ltd. ......... 1,592,000 7,919,542
a
Thailand  —  0 .2%
Energy Absolute PCL , NVDR
(b)
............... 30,722,200 2,902,059
a
Turkey  —  0 .5%
Akfen Yenilenebilir Enerji A.S.
(b)
.............. 2,833,818 1,160,034
CW Enerji Muhendislik Ticaret VE Sanayi A.S.
(b)
... 2,198,398 1,394,147
Margun Enerji Uretim Sanayi VE Ticaret A.S.
(b)
.... 5,986,382 4,210,709
Smart Gunes Enerjisi Teknolojileri ArGE Uretim
Sanayi ve Ticaret A.S.
(b)
.................. 1,394,087 897,209
Zorlu Enerji Elektrik Uretim A.S.
(b)
............. 16,065,141 1,278,635
8,940,734
a
United States  —  37 .6%
Array Technologies, Inc.
(b)
.................. 1,291,351 11,183,100
Bloom Energy Corp. , Class A
(a) (b)
............. 1,637,269 216,381,471
Clearway Energy, Inc. , Class C .............. 707,273 22,583,227
Enphase Energy, Inc.
(a) (b)
................... 1,110,277 33,874,551
First Solar, Inc.
(a) (b)
....................... 619,748 165,435,531
Green Plains, Inc.
(a) (b)
..................... 554,369 5,698,913
NEXTracker, Inc. , Class A
(a) (b)
................ 1,256,431 127,175,946
Ormat Technologies, Inc. ................... 515,629 54,847,457
Plug Power, Inc.
(a) (b)
...................... 9,806,254 26,378,823
REX American Resources Corp.
(b)
............ 242,752 7,775,347
Shoals Technologies Group, Inc. , Class A
(a) (b)
..... 1,425,478 14,981,774
SolarEdge Technologies, Inc.
(a) (b)
............. 504,814 17,713,923
Sunrun, Inc.
(b)
.......................... 1,469,433 30,505,429
734,535,492
a
Total Common Stocks — 97.0%
(Cost: $ 1,864,201,217 ) ............................. 1,895,419,169
Security Shares Value
a
Preferred Stocks
Brazil  —  2 .2%
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ............................... 12,133,549 $ 25,575,413
Cia Paranaense de Energia - Copel , Preference
Shares , NVS ......................... 6,645,717 17,195,026
a
Total Preferred Stocks — 2.2%
(Cost: $ 33,820,014 ) ............................... 42,770,439
a
Total Long-Term Investments — 99.2%
(Cost: $ 1,898,021,231 ) ............................. 1,938,189,608
a
Short-Term Securities
Money Market Funds  —  5 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(e) (f) (g)
..................... 100,005,074 100,055,076
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(e) (f)
............................ 2,849,987 2,849,987
a
Total Short-Term Securities — 5.3%
(Cost: $ 102,898,904 ) .............................. 102,905,063
Total Investments —  104.5%
(Cost: $ 2,000,920,135 ) ............................. 2,041,094,671
Liabilities in Excess of Other Assets — ( 4 .5 ) % ............. (87,033,716)
Net Assets — 100.0% ............................... $ 1,954,060,955
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 99,009,977 $ 1,021,297
(a)
$ — $ 13,461 $ 10,341 $ 100,055,076 100,005,074 $ 1,400,551
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 5,310,000 — (2,460,013)
(a)
— — 2,849,987 2,849,987 56,446 —
$ 13,461 $ 10,341
$ 102,905,063
$ 1,456,997 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Global Clean Energy ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
5
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Balances Reported in the Statement of Assets and Liabilities for OTC Derivatives
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 13 12/19/25 $ 4,468 $ 105,550
Euro STOXX 50 Index .................................................................. 32 12/19/25 2,091 14,318
MSCI Emerging Markets Index ............................................................. 55 12/19/25 3,871 88,111
$ 207,979
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depr e ciation)
Long Contracts
(a)
Shoals Technologies Group, Inc. ......... BNP Paribas USD 11 08/23/27 0.20% 1D OBFR01 Monthly $ –
Shoals Technologies Group, Inc. ......... Merrill Lynch International 11 02/15/28 0.40% 1D OBFR01 Monthly (1)
Total long positions of equity swaps (1)
Net dividends and financing fees –
Total equity swap contracts including dividends and financing fees $ (1)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Description
Swap Premiums
Paid
Swap Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................ $ — $ — $ — $ (1)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 207,979 $ — $ — $ — $ 207,979
Liabilities — Derivative Financial Instruments
Swaps - OTC
Unrealized depreciation on OTC swaps; Swap premiums received $ — $ — $ 1 $ — $ — $ — $ 1
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Global Clean Energy ETF
6
2025
iShares Semi-Annual Financial Statements And Additional Information
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 1,828,272 $ — $ — $ — $ 1,828,272
Swaps ......................................... — — 715,511 — — — 715,511
$ — $ — $ 2,543,783 $ — $ — $ — $ 2,543,783
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 293,959 $ — $ — $ — $ 293,959
Swaps ......................................... — — 5,016 — — — 5,016
$ —
$ — $ 298,975 $ — $ — $ — $ 298,975
Futures contracts
Average notional value of contracts — long ................................................................................... $ 9,761,958
Equity Swaps
Average notional value - long ............................................................................................ $ 10,451
a
Assets Liabilities
Derivative Financial Instruments:
Futures contracts ................................................................................. $ — $ 10,407
Swaps — OTC
(a)
................................................................................. — 1
Total derivative assets and liabilities in the Statement of Assets and Liabilities .......................................... $ — $ 10,408
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ......................................
— (10,407)
Total derivative assets and liabilities subject to an MNA ......................................................... $ — $ 1
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(c)
BNP Paribas ........................................ $ – $ – $ – $ – $ –
Merrill Lynch International ............................... 1 – – (1) –
$ 1 $ – $ – $ (1) $ –
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.

iShares
®
Global Clean Energy ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
7
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 933,341,652 $ 962,077,511 $ 6 $ 1,895,419,169
Preferred Stocks ............................................. 42,770,439 — — 42,770,439
Short-Term Securities
Money Market Funds .......................................... 102,905,063 — — 102,905,063
$ 1,079,017,154 $ 962,077,511 $ 6 $ 2,041,094,671
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................... $ 207,979 $ — $ — $ 207,979
Liabilities
Equity Contracts ............................................... — (1) — (1)
$ 207,979 $ (1) $ — $ 207,978
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

8
2025
iShares Semi-Annual Financial Statements And Additional Information
Statement of Assets and Liabilities
(unaudited)
October 31, 2025
See notes to financial statements.
iShares
Global Clean Energy
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................................... $ 1,938,189,608
Investments, at value — affiliated
(c)
....................................................................................... 102,905,063
Cash ........................................................................................................... 341,379
Cash pledged:
Futures contracts ................................................................................................. 397,000
Foreign currency collateral pledged:
(d)
Futures contracts ................................................................................................. 146,387
Foreign currency, at value
(e)
............................................................................................ 6,656,904
Receivables:
Securities lending income — affiliated ................................................................................... 209,376
Capital shares sold ................................................................................................ 759
Dividends — unaffiliated ............................................................................................ 4,491,092
Dividends — affiliated .............................................................................................. 12,422
Tax reclaims .................................................................................................... 2,052,864
Total assets ......................................................................................................
2,055,402,854
LIABILITIES
Collateral on securities loaned .......................................................................................... 100,002,284
Payables:
Investments purchased ............................................................................................. 644,948
Interest expense ................................................................................................. 20,840
Investment advisory fees ............................................................................................ 567,534
Professional fees ................................................................................................. 95,885
Variation margin on futures contracts .................................................................................... 10,407
Unrealized depreciation on:
OTC swaps ..................................................................................................... 1
Total liabilities .....................................................................................................
101,341,899
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 1,954,060,955
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 4,386,840,626
Accumulated loss .................................................................................................. (2,432,779,671)
NET ASSETS .....................................................................................................
$ 1,954,060,955
NET ASSET VALUE
Shares outstanding ................................................................................................. 113,100,000
Net asset value .................................................................................................... $ 17.28
Shares authorized .................................................................................................. Unlimited
Par value ........................................................................................................ None
(a)
Securities loaned, at value .......................................................................................... $ 99,543,741
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 1,898,021,231
(c)
Investments, at cost — affiliated ....................................................................................... $ 102,898,904
(d)
Foreign currency collateral pledged, at cost ............................................................................... $ 146,399
(e)
Foreign currency, at cost ............................................................................................ $ 6,659,302

9
Statement of Operations
Statement of Operations
(unaudited)
Six Months Ended October 31, 2025
See notes to financial statements.
iShares
Global Clean Energy
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................ $ 21,901,035
Dividends — affiliated .............................................................................................. 56,446
Interest — unaffiliated .............................................................................................. 36,899
Securities lending income — affiliated — net ............................................................................... 1,400,551
Foreign taxes withheld ............................................................................................. (1,629,793)
Foreign withholding tax claims ........................................................................................ 965,553
Total investment income ..............................................................................................
22,730,691
EXPENSES
Investment advisory ............................................................................................... 2,908,033
Professional .................................................................................................... 94,378
Commitment costs ................................................................................................ 10,597
Interest expense ................................................................................................. 21,684
Total expenses .................................................................................................... 3,034,692
Net investment income ...............................................................................................
19,695,999
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................................... (52,434,208)
Investments — affiliated ........................................................................................... 13,461
Foreign currency transactions ....................................................................................... (909,588)
Futures contracts ............................................................................................... 1,828,272
In-kind redemptions — unaffiliated
(a)
................................................................................... (4,833,224)
Swaps   ...................................................................................................... 715,511
(55,619,776)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................................... 651,664,680
Investments — affiliated ........................................................................................... 10,341
Foreign currency translations ....................................................................................... 257,084
Futures contracts ............................................................................................... 293,959
Swaps   ...................................................................................................... 5,016
652,231,080
Net realized and unrealized gain ........................................................................................
596,611,304
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 616,307,303
(a)
See Note 2 of the Notes to Financial Statements.

10
2025
iShares Semi-Annual Financial Statements And Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Global Clean Energy ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................................... $ 19,695,999  $ 33,237,835
Net realized loss ............................................................................... (55,619,776) (275,749,364)
Net change in unrealized appreciation (depreciation) ....................................................... 652,231,080  60,820,437
Net increase (decrease) in net assets resulting from operations ..................................................
616,307,303  (181,691,092)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................
(15,207,776)
(b)
(30,522,983)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................
39,022,881  (639,300,083)
NET ASSETS
Total increase (decrease) in net assets .................................................................. 640,122,408  (851,514,158)
Beginning of period ...............................................................................
1,313,938,547  2,165,452,705
End of period ...................................................................................
$ 1,954,060,955  $ 1,313,938,547
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

11
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Global Clean Energy ETF
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period From
04/01/21
to 04/30/21
(a)
Year Ended
03/31/21
Net asset value, beginning of period
$ 11.78  $ 13.24  $ 18.73  $ 18.88  $ 23.19  $ 24.07  $ 9.62
Net investment income
(b)
........ 0.18
(c)
0.24  0.20  0.18  0.23  0.06  0.13
Net realized and unrealized gain
(loss)
(d)
..................
5.46  (1.49) (5.44) (0.15) (4.29) (0.94) 14.42
Net increase (decrease) from investment
operations ..................
5.64  (1.25) (5.24) 0.03  (4.06) (0.88) 14.55
Distributions from net investment
income
(e)
.................... (0.14)
(f)
(0.21) (0.25) (0.18) (0.25) —  (0.10)
Net asset value, end of period .....
$ 17.28  $ 11.78  $ 13.24  $ 18.73  $ 18.88  $ 23.19  $ 24.07
Total Return
(g)
– – – – – – –
Based on net asset value .........
48.16%
(c)(h)
(9.58)% (28.22)% 0.04% (17.64)% (3.66)%
(h)
151.73%
Ratios to Average Net Assets
(i)
– – – – – – –
Total expenses ................
0.39%
(j)
0.39% 0.41% 0.41% 0.40% 0.41%
(j)
0.42%
Total expenses excluding professional
fees for foreign withholding tax claims
0.38%
(j)
N/A  N/A  N/A  N/A  N/A  N/A
Net investment income ...........
2.56%
(c)(j)
1.83% 1.26% 0.90% 1.07% 3.07%
(j)
0.57%
Supplemental Data
Net assets, end of period (000) .....
$ 1,954,061  $ 1,313,939  $ 2,165,453  $ 4,573,104  $ 4,983,596  $ 5,855,954  $ 5,642,271
Portfolio turnover rate
(k)
...........
25% 39% 42% 51% 52% 54% 31%
(a)
The Fund’s fiscal year-end changed from March 31 to April 30.
(b)
Based on average shares outstanding.
(c)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended October 31, 2025:
• Net investment income per share by $0.01.
• Total return by 0.07%.
• Ratio of net investment income to average net assets by 0.11%.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g)
Where applicable, assumes the reinvestment of distributions.
(h)
Not annualized.
(i)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)
Annualized.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
12
2025
iShares Semi-Annual Financial Statements And Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
iShares ETF
Diversification
Classification
Global Clean Energy .................................................................................................. Non-diversified

Notes to Financial Statements
(unaudited) ( continued)
13
Notes to Financial Statements
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)
14
2025
iShares Semi-Annual Financial Statements And Additional Information
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Global Clean Energy
Barclays Bank PLC ............................................... $ 107,490 $ (107,490) $ — $ —
Barclays Capital, Inc. ............................................. 1,523,784 (1,358,583) — 165,201
BNP Paribas SA ................................................. 234,588 (209,155) — 25,433
BofA Securities, Inc. .............................................. 2,231,063 (2,231,063) — —
Goldman Sachs & Co. LLC ......................................... 25,468,568 (25,468,568) — —
J.P. Morgan Securities LLC ......................................... 2,028,443 (1,976,756) — 51,687
Jefferies LLC ................................................... 8,505 (8,505) — —
Macquarie Bank Ltd. .............................................. 112,517 (112,517) — —
Morgan Stanley ................................................. 5,897,960 (5,897,960) — —
SG Americas Securities LLC ........................................ 78,431 (69,928) — 8,503
State Street Bank & Trust Co. ........................................ 356,279 (335,168) — 21,111
UBS AG ...................................................... 54,286,604 (53,594,494) — 692,110
Wells Fargo Bank NA ............................................. 1,566,657 (1,536,997) — 29,660
Wells Fargo Securities LLC ......................................... 5,642,852 (5,627,452) — 15,400
$ 99,543,741 $ (98,534,636)
$ —
$ 1,009,105
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of October 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) ( continued)
15
Notes to Financial Statements
a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter ("OTC")
market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation
(depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a spread.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the schedule[s] of investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparty are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral.
Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
16
2025
iShares Semi-Annual Financial Statements And Additional Information
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA;
and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Prior to September 8, 2025, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.
BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended
October 31, 2025 , the Fund paid BTC $329,086 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
Aggregate Average Daily Net Assets
Investment
Advisory Fees
First $10 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800%
Over $10 billion, up to and including $20 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4300
Over $20 billion, up to and including $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3800
Over $30 billion, up to and including $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3420
First $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3078

Notes to Financial Statements
(unaudited) ( continued)
17
Notes to Financial Statements
For the six months ended October 31, 2025 , transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended October 31, 2025 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended October 31, 2025 , in-kind transactions were as follows:
8. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of April 30, 2025, the Fund had non-expiring capital loss carryforwards of $2,409,649,968 available to offset future realized capital gains.
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The Fund, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal
Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the six months ended October 31, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated
Credit Agreement were as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Global Clean Energy ................................................................
$ — $ 504,493 $ (137,779)
iShares ETF Purchases Sales
Global Clean Energy ............................................................................... $ 393,139,194  $ 381,993,617
iShares ETF In-kind Purchases In-kind Sales
Global Clean Energy ............................................................................... $ 63,556,633  $ 35,093,139
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Global Clean Energy ........................................... $ 2,020,854,525  $ 527,143,641  $ (506,695,517) $ 20,448,124
iShares ETF
Maximum
Amount
Borrowed
Average
Borrowing
Weighted
Average
Interest Rate
Global Clean Energy ................................................................. $ 36,000,000  $ 782,609  5.21%

Notes to Financial Statements
(unaudited) (continued)
18
2025
iShares Semi-Annual Financial Statements And Additional Information
10. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or
China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.

Notes to Financial Statements
(unaudited) ( continued)
19
Notes to Financial Statements
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
12. Foreign Withholding Tax Claims
Certain of the foreign outstanding tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of October 31, 2025 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund's performance. If a
Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s
NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
10/31/25
Year Ended
04/30/25
iShares ETF Shares Amount Shares Amount
Global Clean Energy
Shares sold ......................................................... 5,700,000  $ 91,340,618  7,700,000  $ 106,803,253
Shares redeemed ..................................................... (4,100,000) (52,317,737) (59,700,000) (746,103,336)
1,600,000  $ 39,022,881  (52,000,000) $ (639,300,083)

Additional Information
20
2025
iShares Semi-Annual Financial Statements And Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
21
Board Review and Approval of Investment Advisory Contract
iShares Global Clean Energy ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
22
2025
iShares Semi-Annual Financial Statements And Additional Information
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
23
Board Review and Approval of Investment Advisory Contract
Conclusion:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the
Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
24
2025
iShares Semi-Annual Financial Statements And Additional Information
Portfolio Abbreviation
ADR American Depositary Receipt
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
PCL Public Company Limited

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable
Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: December 22, 2025

By:     /s/ Trent Walker___________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: December 22, 2025